MML Focused Equity Fund — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.7%
Communication Services — 3.1%
Alphabet, Inc. Class A	15,019	$4,318,863
Meta Platforms, Inc. Class A	3,568	2,041,360
		6,360,223
Consumer Discretionary — 12.9%
Home Depot, Inc.	20,409	6,712,316
Marriott International, Inc. Class A	6,612	2,162,587
McDonald's Corp.	16,033	4,982,896
NIKE, Inc. Class B	98,402	5,197,594
TJX Cos., Inc.	44,932	7,175,640
		26,231,033
Consumer Staples — 6.9%
Coca-Cola Co.	74,919	5,697,590
Kroger Co.	31,799	2,300,975
Procter & Gamble Co.	40,995	5,921,318
		13,919,883
Energy — 1.0%
Exxon Mobil Corp.	12,027	2,040,501
Financials — 25.1%
American Express Co.	16,823	5,088,621
Blackrock, Inc.	5,761	5,540,411
Chubb Ltd.	20,196	6,582,482
Marsh & McLennan Cos., Inc.	29,920	5,189,624
Mastercard, Inc. Class A	17,847	8,917,432
S&P Global, Inc.	14,655	6,233,358
Visa, Inc. Class A	21,938	6,630,541
Wells Fargo & Co.	84,322	6,712,875
		50,895,344
Health Care — 12.6%
Danaher Corp.	34,206	6,485,458
Elevance Health, Inc.	10,603	3,104,028
Eli Lilly & Co.	10,568	9,720,129
Stryker Corp.	19,390	6,371,360
		25,680,975
Industrials — 9.7%
AMETEK, Inc.	18,593	3,985,596
Honeywell International, Inc.	38,529	8,708,710

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northrop Grumman Corp.	10,164	$6,934,287
		19,628,593
Information Technology — 23.1%
Amphenol Corp. Class A	32,717	4,133,793
Apple, Inc.	24,078	6,110,756
Broadcom, Inc.	36,513	11,301,139
KLA Corp.	3,076	4,529,133
Microsoft Corp.	29,385	10,877,445
QUALCOMM, Inc.	21,044	2,710,046
Texas Instruments, Inc.	36,720	7,128,821
		46,791,133
Materials — 4.3%
Linde PLC (LIN US)	17,588	8,719,427
TOTAL COMMON STOCK (Cost $180,748,936)		200,267,112
TOTAL EQUITIES (Cost $180,748,936)		200,267,112
TOTAL LONG-TERM INVESTMENTS (Cost $180,748,936)		200,267,112
Short-Term Investments — 1.4%
	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (a)	$2,905,172	2,905,172
TOTAL SHORT-TERM INVESTMENTS (Cost $2,905,172)		2,905,172
TOTAL INVESTMENTS — 100.1% (Cost $183,654,108) (b)		203,172,284
Other Assets/(Liabilities) — (0.1)%		(192,790)
NET ASSETS — 100.0%		$202,979,494

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $2,905,333. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $2,963,442.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.0%
Common Stock — 98.3%
Australia — 4.7%
BHP Group Ltd. (a)	9,700	$354,421
Glencore PLC	296,600	2,260,093
Macquarie Group Ltd.	10,100	1,432,992
Santos Ltd.	329,500	1,809,568
Sonic Healthcare Ltd. (a)	67,800	959,672
Whitehaven Coal Ltd.	132,300	836,111
		7,652,857
Belgium — 2.2%
Anheuser-Busch InBev SA	22,800	1,582,098
KBC Group NV	16,100	1,968,132
		3,550,230
Canada — 1.3%
Canadian National Railway Co.	9,800	1,008,672
CCL Industries, Inc. Class B	16,800	1,052,612
		2,061,284
China — 1.2%
Prosus NV (PRX NA)	32,100	1,467,388
SITC International Holdings Co. Ltd.	103,300	456,040
		1,923,428
Denmark — 0.6%
Novo Nordisk AS Class B	15,400	567,477
Rockwool AS Class B	16,400	457,816
		1,025,293
France — 11.8%
Accor SA	35,600	1,705,679
Amundi SA (b)	15,300	1,315,905
Capgemini SE	14,500	1,694,829
Cie de Saint-Gobain SA	16,700	1,374,331
Credit Agricole SA	70,000	1,314,116
Edenred SE	55,400	1,103,042
FDJ UNITED (a)	13,300	387,933
Nexans SA	4,772	645,682
Rexel SA	13,200	516,246
Societe Generale SA	47,100	3,439,059
Sodexo SA (a)	12,200	626,280
TotalEnergies SE (TTE FP)	19,900	1,837,432
Veolia Environnement SA	88,512	3,381,179
		19,341,713

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Germany — 10.5%
Allianz SE Registered	3,500	$1,450,358
BASF SE	16,500	997,034
CTS Eventim AG & Co. KGaA	12,800	734,072
Deutsche Boerse AG	7,100	2,064,226
Deutsche Post AG	22,600	1,165,509
Heidelberg Materials AG	7,400	1,524,094
Infineon Technologies AG	42,100	1,849,798
Merck KGaA	12,800	1,589,624
SAP SE	13,000	2,200,030
Siemens AG Registered	10,100	2,395,623
Zalando SE (b)	53,900	1,289,496
		17,259,864
Hong Kong — 0.9%
CK Asset Holdings Ltd.	248,500	1,419,474
Ireland — 3.0%
AerCap Holdings NV	15,400	2,112,572
AIB Group PLC	262,900	2,796,184
		4,908,756
Israel — 0.9%
Check Point Software Technologies Ltd. (c)	10,200	1,457,070
Italy — 0.6%
Ryanair Holdings PLC	33,200	940,571
Japan — 19.9%
Canon, Inc. (a)	35,500	988,661
Dai Nippon Printing Co. Ltd.	44,400	806,269
Daikin Industries Ltd.	7,400	897,737
FANUC Corp.	51,100	1,779,781
Fujitsu Ltd.	86,500	1,757,902
Hitachi Ltd.	115,200	3,366,792
Komatsu Ltd.	29,700	1,165,872
Kyocera Corp.	91,200	1,409,906
Nintendo Co. Ltd.	11,200	639,082
Nomura Holdings, Inc.	130,900	1,035,367
Olympus Corp.	84,100	800,665
ORIX Corp.	103,700	3,106,849
Panasonic Holdings Corp.	126,700	2,103,751
Rakuten Group, Inc. (c)	195,600	912,317
Renesas Electronics Corp.	90,300	1,282,307
SBI Holdings, Inc.	104,000	1,937,252
Seven & i Holdings Co. Ltd.	159,700	2,149,465
Sony Group Corp.	141,500	2,918,628
Sumitomo Mitsui Financial Group, Inc.	107,600	3,546,888
		32,605,491
Luxembourg — 1.1%
ArcelorMittal SA	4,900	255,298

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eurofins Scientific SE	22,000	$1,608,904
		1,864,202
Netherlands — 4.5%
ASML Holding NV	3,000	3,970,911
EXOR NV	5,100	390,873
ING Groep NV	72,200	1,886,535
Koninklijke Philips NV	39,620	1,085,180
		7,333,499
Norway — 3.1%
Aker BP ASA	49,173	1,805,278
DNB Bank ASA	107,300	3,346,410
		5,151,688
Republic of Korea — 2.3%
Samsung Electronics Co. Ltd.	33,200	3,729,357
Singapore — 1.6%
DBS Group Holdings Ltd.	57,560	2,557,583
Spain — 0.5%
Cellnex Telecom SA (b)	23,700	769,479
Sweden — 2.2%
Boliden AB (c)	14,900	790,909
Essity AB Class B (a)	42,000	1,082,683
Skandinaviska Enskilda Banken AB Class A (a)	97,900	1,798,676
		3,672,268
Switzerland — 1.8%
Cie Financiere Richemont SA Registered Class A	9,100	1,621,555
Julius Baer Group Ltd.	18,181	1,339,732
		2,961,287
United Kingdom — 11.9%
Aviva PLC	148,076	1,179,502
Barratt Redrow PLC	145,100	507,547
Beazley PLC	28,200	473,127
Bunzl PLC	13,500	404,457
CK Hutchison Holdings Ltd.	306,800	2,357,880
DCC PLC	26,250	1,617,829
Inchcape PLC	60,000	593,474
Informa PLC	65,700	654,972
Kingfisher PLC	124,200	471,620
Legal & General Group PLC	362,300	1,194,096
Lloyds Banking Group PLC	2,298,600	2,840,965
Pearson PLC	83,600	1,097,006
Persimmon PLC	40,000	572,264
Reckitt Benckiser Group PLC	21,888	1,485,378
Smith & Nephew PLC	46,500	734,541
Tesco PLC	242,805	1,530,967

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Unilever PLC	17,422	$976,795
Wise PLC Class A (c)	63,400	760,943
		19,453,363
United States — 11.7%
BP PLC	247,900	1,954,093
GSK PLC	59,400	1,629,037
Linde PLC (LIN US)	1,500	743,640
Nestle SA Registered	26,400	2,618,588
Novartis AG Registered	12,300	1,867,503
Roche Holding AG	9,600	3,790,712
Sanofi SA	19,600	1,890,534
Shell PLC	45,800	2,138,715
Smurfit Westrock PLC	42,000	1,673,700
Tenaris SA	28,273	825,841
		19,132,363
TOTAL COMMON STOCK (Cost $124,003,546)		160,771,120
Preferred Stock — 0.7%
Germany — 0.7%
Henkel AG & Co. KGaA 3.061%
	13,800	1,060,291
TOTAL PREFERRED STOCK (Cost $1,089,260)		1,060,291
TOTAL EQUITIES (Cost $125,092,806)		161,831,411
TOTAL LONG-TERM INVESTMENTS (Cost $125,092,806)		161,831,411
Short-Term Investments — 1.9%
Investment of Cash Collateral from Securities Loaned — 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (d)	2,504,753	2,504,753
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (e)	$638,468	638,468
TOTAL SHORT-TERM INVESTMENTS (Cost $3,143,221)		3,143,221

MML Foreign Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.9% (Cost $128,236,027) (f)	$164,974,632
Other Assets/(Liabilities) — (0.9)%	(1,477,283)
NET ASSETS — 100.0%	$163,497,349

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $5,267,379 or 3.22% of net assets. The Fund received $3,016,382 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $3,374,880 or 2.06% of net assets.
(c)	Non-income producing security.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(e)	Maturity value of $638,504. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 4/30/30, and an aggregate market value, including accrued interest, of $651,358.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.7%
Common Stock — 99.7%
Communication Services — 3.9%
Alphabet, Inc. Class C	7,918	$2,271,358
Comcast Corp. Class A	38,317	1,100,081
Warner Music Group Corp. Class A	65,912	1,683,392
		5,054,831
Consumer Discretionary — 2.6%
Aptiv PLC (a)	8,038	558,159
Carnival Corp.	45,976	1,189,859
TopBuild Corp. (a)	1,919	674,145
Wynn Resorts Ltd.	9,706	985,644
		3,407,807
Consumer Staples — 7.8%
Clorox Co.	7,081	733,804
Coca-Cola Europacific Partners PLC	14,241	1,291,231
Keurig Dr. Pepper, Inc.	38,301	1,008,465
Philip Morris International, Inc.	9,540	1,577,344
Procter & Gamble Co.	10,884	1,572,085
Sprouts Farmers Market, Inc. (a)	11,922	919,544
Tyson Foods, Inc. Class A	15,867	1,016,599
Unilever PLC ADR	33,999	1,936,923
		10,055,995
Energy — 11.9%
Chevron Corp.	20,063	4,151,035
Enbridge, Inc.	41,680	2,256,555
Exxon Mobil Corp.	12,826	2,176,059
Permian Resources Corp. Class A	44,243	943,261
Phillips 66	16,264	2,962,975
Plains GP Holdings LP Class A	117,392	2,850,278
		15,340,163
Financials — 17.7%
American Express Co.	3,307	1,000,301
Bank of America Corp.	30,707	1,496,966
Bank of Nova Scotia (b)	16,794	1,163,992
Berkshire Hathaway, Inc. Class B (a)	3,322	1,591,902
Capital One Financial Corp.	5,262	959,947
Charles Schwab Corp.	17,778	1,670,777
Chubb Ltd.	8,042	2,621,129
Everest Group Ltd.	3,011	984,145
Fidelity National Information Services, Inc.	33,110	1,553,190
First American Financial Corp.	17,467	1,053,086
JP Morgan Chase & Co.	6,334	1,863,210
Northern Trust Corp.	8,807	1,229,193

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Progressive Corp.	4,175	$827,652
Prosperity Bancshares, Inc.	15,589	1,047,269
SLM Corp.	37,179	796,002
Wells Fargo & Co.	32,516	2,588,599
Willis Towers Watson PLC	1,579	459,015
		22,906,375
Health Care — 11.8%
Avantor, Inc. (a)	79,319	621,861
Elanco Animal Health, Inc. (b)	28,211	675,089
GE HealthCare Technologies, Inc. (a)	27,617	1,965,778
Humana, Inc.	6,272	1,087,502
Medtronic PLC	30,354	2,630,174
Merck & Co., Inc.	35,152	4,228,434
Sanofi SA ADR	47,672	2,296,837
UnitedHealth Group, Inc.	6,532	1,767,494
		15,273,169
Industrials — 9.5%
AECOM	8,884	753,541
BWX Technologies, Inc.	2,963	605,904
CACI International, Inc. Class A (a)	1,889	1,027,370
Fortive Corp.	30,150	1,666,692
General Dynamics Corp.	4,847	1,663,587
JB Hunt Transport Services, Inc.	3,123	661,764
Johnson Controls International PLC	20,374	2,667,975
L3Harris Technologies, Inc.	2,839	979,881
Uber Technologies, Inc. (a)	9,704	698,009
Vertiv Holdings Co. Class A	2,483	622,190
WESCO International, Inc.	3,323	909,239
		12,256,152
Information Technology — 9.2%
Coherent Corp. (a)	5,709	1,359,941
Entegris, Inc.	10,173	1,192,682
GPGI, Inc. (b)	40,952	700,279
Hewlett Packard Enterprise Co.	96,591	2,299,832
Littelfuse, Inc.	3,163	1,073,364
Microchip Technology, Inc.	30,760	1,987,404
Oracle Corp.	8,776	1,291,037
Qnity Electronics, Inc.	10,803	1,246,450
QUALCOMM, Inc.	5,734	738,425
		11,889,414
Materials — 7.6%
Air Products & Chemicals, Inc.	10,574	3,071,641
Axalta Coating Systems Ltd. (a)	35,509	983,599
CRH PLC	6,814	716,288
DuPont de Nemours, Inc.	53,927	2,469,857
Freeport-McMoRan, Inc.	14,624	859,599
International Flavors & Fragrances, Inc.	13,166	955,193

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Knife River Corp. (a)	9,266	$756,569
		9,812,746
Real Estate — 6.9%
American Tower Corp.	3,639	628,019
Digital Realty Trust, Inc.	5,607	1,010,437
Mid-America Apartment Communities, Inc.	8,708	1,063,421
Prologis, Inc.	22,728	3,004,187
Public Storage	9,350	2,532,728
VICI Properties, Inc.	26,587	726,357
		8,965,149
Utilities — 10.8%
American Water Works Co., Inc.	7,186	977,943
CenterPoint Energy, Inc.	27,191	1,173,563
Entergy Corp.	28,941	3,251,811
MDU Resources Group, Inc.	53,983	1,118,528
PG&E Corp.	63,874	1,122,266
Pinnacle West Capital Corp.	31,139	3,137,254
Xcel Energy, Inc.	39,175	3,112,062
		13,893,427
TOTAL COMMON STOCK (Cost $105,335,600)		128,855,228
TOTAL EQUITIES (Cost $105,335,600)		128,855,228
TOTAL LONG-TERM INVESTMENTS (Cost $105,335,600)		128,855,228
Short-Term Investments — 1.3%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	1,176,290	1,176,290
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$466,868	466,868
TOTAL SHORT-TERM INVESTMENTS (Cost $1,643,158)		1,643,158
TOTAL INVESTMENTS — 101.0% (Cost $106,978,758) (e)		130,498,386
Other Assets/(Liabilities) — (1.0)%		(1,264,242)
NET ASSETS — 100.0%		$129,234,144

MML Income & Growth Fund — Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $2,513,933 or 1.95% of net assets. The Fund received $1,340,526 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)	Maturity value of $466,894. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 4/30/30, and an aggregate market value, including accrued interest, of $476,382.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Small/Mid Cap Value Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 100.5%
Common Stock — 100.5%
Consumer Discretionary — 8.7%
ADT, Inc.	179,611	$1,180,044
Bath & Body Works, Inc.	56,909	1,062,491
BorgWarner, Inc.	36,616	1,986,784
Brunswick Corp.	10,214	743,171
Frontdoor, Inc. (a)	22,654	1,197,490
Hasbro, Inc.	18,342	1,716,811
Laureate Education, Inc. (a)	44,250	1,541,670
Taylor Morrison Home Corp. (a)	13,636	794,161
		10,222,622
Consumer Staples — 5.5%
BJ's Wholesale Club Holdings, Inc. (a)	19,572	1,926,276
Dollar Tree, Inc. (a)	14,291	1,565,008
US Foods Holding Corp. (a)	21,424	1,975,507
WD-40 Co.	5,115	1,043,153
		6,509,944
Energy — 5.7%
Magnolia Oil & Gas Corp. Class A	48,451	1,529,598
Matador Resources Co.	23,927	1,511,708
Northern Oil & Gas, Inc. (b)	38,719	1,131,757
TechnipFMC PLC	37,247	2,574,885
		6,747,948
Financials — 16.3%
American Financial Group, Inc.	10,578	1,350,916
Cboe Global Markets, Inc.	1,733	487,094
Federated Hermes, Inc.	28,582	1,620,885
First BanCorp	41,057	876,978
First Citizens BancShares, Inc. Class A	831	1,566,153
First Hawaiian, Inc.	21,388	527,000
Flagstar Bank NA	80,007	1,053,692
HA Sustainable Infrastructure Capital, Inc. (b)	44,326	1,628,981
Hanover Insurance Group, Inc.	10,490	1,818,442
Independent Bank Corp. (b)	15,571	1,171,095
NCR Atleos Corp. (a)	2,622	114,267
Stifel Financial Corp.	16,608	1,227,663
Texas Capital Bancshares, Inc. (a)	13,888	1,317,693
UMB Financial Corp.	12,356	1,393,633
WaFd, Inc.	41,303	1,296,914
Walker & Dunlop, Inc.	15,124	671,203
Wintrust Financial Corp.	7,586	1,053,999
		19,176,608

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care — 8.3%
Bio-Techne Corp.	25,718	$1,344,023
Encompass Health Corp.	10,639	1,029,111
Envista Holdings Corp. (a)	59,798	1,517,075
Globus Medical, Inc. Class A (a)	20,515	1,767,572
ICON PLC (a)	9,043	1,000,698
Integer Holdings Corp. (b)	15,539	1,367,432
Tenet Healthcare Corp. (a)	9,593	1,810,295
		9,836,206
Industrials — 23.2%
ArcBest Corp.	12,581	1,237,467
Boise Cascade Co.	15,717	1,192,135
C.H. Robinson Worldwide, Inc.	10,243	1,701,055
CACI International, Inc. Class A (a)	2,845	1,547,310
Cardinal Infrastructure Group, Inc. Class A (a)	235	9,319
CBIZ, Inc. (a)	10,685	286,892
CNH Industrial NV	92,030	1,012,330
Core & Main, Inc. Class A (a)	22,806	1,126,616
First Advantage Corp. (b)	99,390	1,168,826
GATX Corp.	8,315	1,419,703
Gibraltar Industries, Inc. (a)	27,104	1,080,637
GXO Logistics, Inc. (a)	28,424	1,473,785
Hexcel Corp. (b)	15,799	1,278,613
JBT Marel Corp.	9,669	1,236,375
Kirby Corp. (a)	13,097	1,740,329
Knight-Swift Transportation Holdings, Inc.	25,622	1,475,315
Oshkosh Corp.	11,908	1,752,977
Pentair PLC	11,243	979,378
Regal Rexnord Corp.	9,559	1,790,018
Robert Half, Inc. (b)	47,916	1,217,067
Tennant Co.	81	5,378
Terex Corp.	23,763	1,404,393
WillScot Holdings Corp. (b)	70,249	1,219,523
		27,355,441
Information Technology — 15.1%
ACI Worldwide, Inc. (a)	23,570	966,606
Avnet, Inc.	25,424	1,566,627
Calix, Inc. (a)	24,025	1,176,985
Ciena Corp. (a)	4,048	1,571,555
Crane NXT Co. (b)	32,971	1,338,293
F5, Inc. (a)	6,231	1,802,815
FormFactor, Inc. (a)	11,044	1,071,158
Globant SA (b)	16,675	768,884
Nice Ltd. Sponsored ADR (b)	7,450	821,437
ON Semiconductor Corp. (a)	25,745	1,594,130
Plexus Corp. (a)	7,222	1,462,744
TD SYNNEX Corp.	9,686	1,634,125
Universal Display Corp.	13,055	1,196,621
Zebra Technologies Corp. Class A (a)	3,979	831,929
		17,803,909

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 6.4%
Avient Corp.	29,903	$1,085,479
Eagle Materials, Inc.	4,093	775,419
Element Solutions, Inc.	32,830	1,120,816
O-I Glass, Inc. (a)	103,413	1,086,870
Reliance, Inc.	6,640	2,018,029
RPM International, Inc.	14,045	1,396,073
		7,482,686
Real Estate — 7.4%
American Healthcare REIT, Inc. (b)	13,250	624,870
Brixmor Property Group, Inc.	29,302	843,898
Broadstone Net Lease, Inc.	38,338	700,435
COPT Defense Properties	42,868	1,311,761
CubeSmart	17,125	627,631
Independence Realty Trust, Inc.	71,420	1,063,444
Jones Lang LaSalle, Inc. (a)	5,934	1,805,835
Ryman Hospitality Properties, Inc.	6,923	638,785
STAG Industrial, Inc.	29,488	1,063,337
		8,679,996
Utilities — 3.9%
Chesapeake Utilities Corp.	8,761	1,107,128
IDACORP, Inc. (b)	14,638	2,092,795
ONE Gas, Inc.	15,547	1,339,063
		4,538,986
TOTAL COMMON STOCK (Cost $111,363,316)		118,354,346
TOTAL EQUITIES (Cost $111,363,316)		118,354,346
TOTAL LONG-TERM INVESTMENTS (Cost $111,363,316)		118,354,346
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	91,350	91,350
	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$734,022	734,022
TOTAL SHORT-TERM INVESTMENTS (Cost $825,372)		825,372

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.2% (Cost $112,188,688) (e)	$119,179,718
Other Assets/(Liabilities) — (1.2)%	(1,439,162)
NET ASSETS — 100.0%	$117,740,556

Abbreviation Legend

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $12,440,064 or 10.57% of net assets. The Fund received $12,389,327 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)	Maturity value of $734,063. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $748,767.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Sustainable Equity Fund — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 9.0%
Alphabet, Inc. Class A	25,396	$7,302,874
Liberty Media Corp.-Liberty Formula One Class C (a)	2,348	199,627
Meta Platforms, Inc. Class A	3,786	2,166,084
Netflix, Inc. (a)	10,965	1,054,285
Verizon Communications, Inc.	9,393	471,528
		11,194,398
Consumer Discretionary — 9.9%
Airbnb, Inc. Class A (a)	1,814	229,072
Amazon.com, Inc. (a)	20,104	4,187,060
Booking Holdings, Inc.	154	648,389
Home Depot, Inc.	4,799	1,578,343
Marriott International, Inc. Class A	2,895	946,868
O'Reilly Automotive, Inc. (a)	7,881	727,495
Tesla, Inc. (a)	4,613	1,714,883
TJX Cos., Inc.	9,640	1,539,508
Tractor Supply Co.	15,252	690,915
		12,262,533
Consumer Staples — 4.2%
Church & Dwight Co., Inc.	6,539	610,219
Colgate-Palmolive Co.	4,974	423,934
Costco Wholesale Corp.	965	961,555
PepsiCo, Inc.	6,603	1,025,380
Procter & Gamble Co.	9,462	1,366,691
Sysco Corp.	12,426	886,347
		5,274,126
Energy — 2.9%
Cheniere Energy, Inc.	4,302	1,220,736
SLB Ltd.	22,544	1,158,536
Williams Cos., Inc.	17,418	1,267,682
		3,646,954
Financials — 13.6%
American Express Co.	3,599	1,088,626
Ameriprise Financial, Inc.	1,585	704,374
Bank of America Corp.	35,333	1,722,484
Blackrock, Inc.	792	761,674
Goldman Sachs Group, Inc.	1,266	1,071,023
Intercontinental Exchange, Inc.	3,818	600,495
JP Morgan Chase & Co.	6,573	1,933,514
KKR & Co., Inc.	5,160	477,300
Marsh & McLennan Cos., Inc.	3,033	526,074
Mastercard, Inc. Class A	4,060	2,028,620

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MetLife, Inc.	11,602	$820,493
Morgan Stanley	5,409	890,159
Progressive Corp.	2,485	492,626
Regions Financial Corp.	60,762	1,587,103
S&P Global, Inc.	2,603	1,107,160
Visa, Inc. Class A	3,682	1,112,848
		16,924,573
Health Care — 10.1%
AbbVie, Inc.	5,737	1,247,740
Agilent Technologies, Inc.	3,596	409,872
Bristol-Myers Squibb Co.	6,936	420,668
Cencora, Inc.	1,893	594,667
Cigna Group	3,975	1,060,331
Danaher Corp.	5,825	1,104,420
Eli Lilly & Co.	1,900	1,747,563
Gilead Sciences, Inc.	8,372	1,166,806
IDEXX Laboratories, Inc. (a)	1,196	672,021
Intuitive Surgical, Inc. (a)	1,213	559,181
Merck & Co., Inc.	6,035	725,950
Thermo Fisher Scientific, Inc.	1,694	832,652
UnitedHealth Group, Inc.	2,192	593,133
Vertex Pharmaceuticals, Inc. (a)	1,596	712,678
Zoetis, Inc.	5,833	689,519
		12,537,201
Industrials — 10.0%
Automatic Data Processing, Inc.	3,114	632,702
Cummins, Inc.	2,581	1,388,630
Deere & Co.	1,312	739,050
Eaton Corp. PLC	2,768	990,031
FedEx Corp.	1,733	617,260
Ferguson Enterprises, Inc.	2,410	562,157
GE Vernova, Inc.	962	839,730
Honeywell International, Inc.	4,634	1,047,423
Johnson Controls International PLC	7,826	1,024,815
Parker-Hannifin Corp.	856	766,325
Trane Technologies PLC	2,429	1,012,261
Uber Technologies, Inc. (a)	7,424	534,008
Union Pacific Corp.	2,876	697,775
United Rentals, Inc.	904	658,618
Xylem, Inc.	7,657	915,011
		12,425,796
Information Technology — 32.8%
Amphenol Corp. Class A	4,066	513,739
Analog Devices, Inc.	5,449	1,733,545
Apple, Inc.	23,549	5,976,501
Applied Materials, Inc.	3,081	1,053,055
AppLovin Corp. Class A (a)	1,101	438,198
ASML Holding NV	388	513,571
Broadcom, Inc.	12,132	3,754,975
Cadence Design Systems, Inc. (a)	4,092	1,137,044

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Coherent Corp. (a)	693	$165,080
Crowdstrike Holdings, Inc. Class A (a)	1,155	450,924
Dynatrace, Inc. (a)	13,560	501,449
International Business Machines Corp.	6,678	1,618,680
Lam Research Corp.	3,444	735,845
Micron Technology, Inc.	2,524	852,708
Microsoft Corp.	20,646	7,642,530
MongoDB, Inc. (a)	1,064	260,435
Motorola Solutions, Inc.	2,466	1,070,170
NVIDIA Corp.	56,219	9,804,594
Salesforce, Inc.	2,272	424,114
ServiceNow, Inc. (a)	5,820	608,481
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	1,833	619,462
Western Digital Corp.	1,655	447,661
Workday, Inc. Class A (a)	3,088	401,193
		40,723,954
Materials — 2.2%
Ball Corp.	10,429	616,458
Ecolab, Inc.	2,868	762,945
Linde PLC (LIN US)	2,840	1,407,959
		2,787,362
Real Estate — 2.9%
Equinix, Inc.	752	737,140
Prologis, Inc.	10,549	1,394,367
Welltower, Inc.	7,243	1,432,014
		3,563,521
Utilities — 1.9%
NextEra Energy, Inc.	25,452	2,363,982
TOTAL COMMON STOCK (Cost $87,987,870)		123,704,400
TOTAL EQUITIES (Cost $87,987,870)		123,704,400
Exchange-Traded Funds — 0.3%
iShares Core S&P 500 ETF
	589	384,741
TOTAL EXCHANGE-TRADED FUNDS (Cost $388,887)		384,741
TOTAL LONG-TERM INVESTMENTS (Cost $88,376,757)		124,089,141

MML Sustainable Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (b)	$290,684	$290,684
TOTAL SHORT-TERM INVESTMENTS (Cost $290,684)		290,684
TOTAL INVESTMENTS — 100.0% (Cost $88,667,441) (c)		124,379,825
Other Assets/(Liabilities) — (0.0)%		(36,524)
NET ASSETS — 100.0%		$124,343,301

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $290,700. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $296,560.
(c)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	6/26/26	USD	108,638	EUR	93,020	$706
Goldman Sachs & Co.	6/26/26	EUR	15,105	USD	17,459	68
Goldman Sachs & Co.	6/26/26	USD	126,672	EUR	108,587	678
Morgan Stanley & Co. LLC	6/26/26	USD	122,382	EUR	104,959	597
UBS AG	6/26/26	EUR	17,743	USD	20,581	7
UBS AG	6/26/26	USD	108,601	EUR	93,020	669
						$2,725

Currency Legend

EUR	Euro
USD	U.S. Dollar

MML VIP Aggressive Allocation Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 89.8%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	160,427	$2,606,934
MML Focused Equity Fund, Class II (a)	1,938,835	12,602,427
MML Foreign Fund, Initial Class (a)	422,647	4,970,329
MML Income & Growth Fund, Initial Class (a)	417,208	3,767,392
MML Small/Mid Cap Value Fund, Initial Class (a)	165,226	1,422,600
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	558,971	4,611,508
MML VIP American Century Small Company Value Fund, Class II (a)	251,191	2,245,645
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	109,271	1,158,276
MML VIP Invesco Global Fund, Class I (a)	1,091,852	4,967,926
MML VIP Invesco Main Street Equity Fund, Class II (a)	619,562	6,895,722
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	547,071	7,872,355
MML VIP MFS® International Equity Fund, Class II (a)	1,176,199	14,067,338
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	588,656	10,236,722
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	1,602,066	16,821,694
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	470,866	4,492,065
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	112,915	1,309,903
		100,048,836
Fixed Income Funds — 10.3%
Invesco Global Strategic Income Fund, Class R6	110,680	340,896
MML Barings High Yield Fund, Class I (a)	7,465	59,866
MML VIP Barings Core Bond Fund, Initial Class (a)	424,686	4,736,242
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	43,536	378,763
MML VIP Barings Short-Duration Bond Fund, Class II (a)	95,133	879,979
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	470,982	4,262,389
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	106,352	787,003
		11,445,138
TOTAL MUTUAL FUNDS (Cost $108,123,184)		111,493,974
TOTAL LONG-TERM INVESTMENTS (Cost $108,123,184)		111,493,974
TOTAL INVESTMENTS — 100.1% (Cost $108,123,184) (c)		111,493,974
Other Assets/(Liabilities) — (0.1)%		(80,015)
NET ASSETS — 100.0%		$111,413,959

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.7%
Common Stock — 98.3%
Communication Services — 0.5%
Publicis Groupe SA	12,819	$1,060,144
Consumer Discretionary — 3.4%
BorgWarner, Inc.	22,758	1,234,849
Cie Generale des Etablissements Michelin SCA	31,634	1,077,212
Gentex Corp.	57,056	1,246,674
Mohawk Industries, Inc. (a)	11,053	1,088,278
PulteGroup, Inc.	17,345	2,039,945
Sodexo SA (b)	19,362	993,937
		7,680,895
Consumer Staples — 6.7%
Clorox Co.	7,188	744,892
Colgate-Palmolive Co.	2,670	227,564
Heineken NV	20,309	1,562,845
Kenvue, Inc.	163,611	2,820,654
Kimberly-Clark Corp.	28,579	2,757,016
Koninklijke Ahold Delhaize NV	52,267	2,440,023
Magnum Ice Cream Co. NV (b)	33,424	493,319
Mondelez International, Inc. Class A	23,865	1,375,579
Pernod Ricard SA	14,304	1,067,637
Sysco Corp.	15,915	1,135,217
Target Corp.	6,905	836,886
		15,461,632
Energy — 8.5%
Baker Hughes Co.	81,879	4,998,713
Coterra Energy, Inc.	45,329	1,592,861
Diamondback Energy, Inc.	14,494	2,866,768
Enterprise Products Partners LP (c)	88,425	3,346,002
EQT Corp.	20,602	1,311,111
ONEOK, Inc.	12,321	1,113,695
Phillips 66	13,512	2,461,616
SLB Ltd.	33,142	1,703,168
		19,393,934
Financials — 16.5%
Allstate Corp.	11,433	2,370,518
Ameriprise Financial, Inc.	3,839	1,706,052
Bank of New York Mellon Corp.	5,348	634,433
Commerce Bancshares, Inc.	85,256	4,194,595
First Hawaiian, Inc.	62,205	1,532,731
Hanover Insurance Group, Inc.	5,400	936,090
Marsh & McLennan Cos., Inc.	23,307	4,042,599

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Trust Corp.	22,827	$3,185,964
Prosperity Bancshares, Inc.	45,792	3,076,307
Raymond James Financial, Inc.	6,745	976,609
Reinsurance Group of America, Inc.	18,667	3,811,055
T. Rowe Price Group, Inc.	16,732	1,508,223
Truist Financial Corp.	58,163	2,673,753
US Bancorp	53,332	2,773,797
Westamerica BanCorp	24,228	1,263,490
Willis Towers Watson PLC	10,986	3,193,630
		37,879,846
Health Care — 14.5%
Becton Dickinson & Co.	21,333	3,354,188
Cencora, Inc.	2,878	904,095
Envista Holdings Corp. (a)	69,548	1,764,433
GE HealthCare Technologies, Inc. (a)	44,039	3,134,696
Henry Schein, Inc. (a)	60,149	4,432,981
IQVIA Holdings, Inc. (a)	11,577	1,974,342
Labcorp Holdings, Inc.	14,945	3,987,475
Medtronic PLC	26,250	2,274,562
Quest Diagnostics, Inc.	11,767	2,306,097
Universal Health Services, Inc. Class B	12,727	2,277,751
Waters Corp. (a)	3,856	1,148,317
Zimmer Biomet Holdings, Inc.	61,786	5,586,690
		33,145,627
Industrials — 17.1%
A.O. Smith Corp.	31,194	2,056,932
ABM Industries, Inc.	2,426	93,450
Bunzl PLC	122,013	3,655,482
CSX Corp.	85,249	3,499,471
Cummins, Inc.	3,263	1,755,559
Daikin Industries Ltd.	12,800	1,552,843
Dover Corp.	3,108	647,863
Fortive Corp.	21,327	1,178,957
Hexcel Corp. (b)	11,050	894,276
IDEX Corp.	4,061	769,763
L3Harris Technologies, Inc.	11,050	3,813,907
Masco Corp.	21,153	1,277,007
MSC Industrial Direct Co., Inc. Class A	34,706	3,202,323
Norfolk Southern Corp.	7,998	2,295,426
Oshkosh Corp.	9,482	1,395,845
Owens Corning	13,950	1,509,669
PACCAR, Inc.	9,571	1,105,450
Republic Services, Inc.	3,726	816,069
Sensata Technologies Holding PLC	45,564	1,604,764
Southwest Airlines Co.	34,976	1,314,048
Stanley Black & Decker, Inc.	11,482	815,911
Sunbelt Rentals Holdings, Inc.	18,639	1,190,256
Timken Co.	16,552	1,664,635

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Toro Co.	11,253	$1,051,480
		39,161,386
Information Technology — 9.1%
Akamai Technologies, Inc. (b)	16,682	1,915,928
Amdocs Ltd.	31,401	2,049,229
CDW Corp.	11,763	1,423,558
Cognizant Technology Solutions Corp. Class A	32,586	1,999,151
F5, Inc. (a)	8,824	2,553,048
HP, Inc.	79,206	1,521,547
Infineon Technologies AG	50,367	2,213,036
NXP Semiconductors NV	7,852	1,545,745
Ralliant Corp.	29,769	1,238,093
TE Connectivity PLC	4,067	850,084
Teradyne, Inc.	8,540	2,531,769
Vontier Corp.	27,871	988,584
		20,829,772
Materials — 4.0%
Amrize Ltd. (a)	31,774	1,779,980
Packaging Corp. of America	18,002	3,820,384
PPG Industries, Inc.	16,146	1,725,684
Reliance, Inc.	5,951	1,808,628
		9,134,676
Real Estate — 8.2%
Agree Realty Corp.	12,286	926,119
American Tower Corp.	11,204	1,933,586
CareTrust REIT, Inc.	26,556	973,277
Equity Residential	52,580	3,110,107
Essex Property Trust, Inc.	2,891	699,622
Healthpeak Properties, Inc.	105,562	1,734,384
Iron Mountain, Inc.	7,014	716,410
Public Storage	6,613	1,791,329
Realty Income Corp.	53,432	3,268,970
Regency Centers Corp.	11,378	860,859
Ventas, Inc.	23,075	1,887,074
VICI Properties, Inc.	36,113	986,607
		18,888,344
Utilities — 9.8%
Duke Energy Corp.	17,275	2,261,988
Evergy, Inc.	51,000	4,177,920
Eversource Energy	33,611	2,328,570
Northwestern Energy Group, Inc.	34,318	2,262,929
ONE Gas, Inc.	40,216	3,463,804
PPL Corp.	50,483	1,928,451
Spire, Inc.	21,856	1,978,842

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	49,697	$3,947,930
		22,350,434
TOTAL COMMON STOCK (Cost $215,444,667)		224,986,690
Preferred Stock — 0.4%
Consumer Staples — 0.4%
Henkel AG & Co. KGaA 3.061%
	12,841	986,608
TOTAL PREFERRED STOCK (Cost $1,027,095)		986,608
TOTAL EQUITIES (Cost $216,471,762)		225,973,298
TOTAL LONG-TERM INVESTMENTS (Cost $216,471,762)		225,973,298
Short-Term Investments — 2.0%
	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$4,438,495	4,438,495
TOTAL SHORT-TERM INVESTMENTS (Cost $4,438,495)		4,438,495
TOTAL INVESTMENTS — 100.7% (Cost $220,910,257) (e)		230,411,793
Other Assets/(Liabilities) — (0.7)%		(1,521,077)
NET ASSETS — 100.0%		$228,890,716

Abbreviation Legend

REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $3,894,493 or 1.70% of net assets. The Fund received $3,897,702 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Maturity value of $4,438,742. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $4,527,424.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP American Century Mid Cap Value Fund (see Note 1) — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/26/26	JPY	11,696,000	USD	73,837	$385
Bank of America N.A.	6/26/26	GBP	218,441	USD	288,421	628
Bank of America N.A.	6/26/26	USD	2,197,476	GBP	1,637,292	30,958
Bank of America N.A.	6/26/26	USD	329,796	JPY	52,125,400	(989)
Citibank N.A.	6/26/26	USD	2,585,733	EUR	2,214,001	16,802
Goldman Sachs & Co.	6/26/26	USD	2,196,010	GBP	1,637,292	29,492
Goldman Sachs & Co.	6/26/26	USD	2,584,757	EUR	2,214,001	15,825
JP Morgan Chase Bank N.A.	6/26/26	JPY	4,896,000	USD	30,901	169
JP Morgan Chase Bank N.A.	6/26/26	USD	1,081,400	JPY	171,023,400	(3,906)
Morgan Stanley & Co. LLC	6/26/26	EUR	256,073	USD	294,613	2,512
Morgan Stanley & Co. LLC	6/26/26	USD	2,583,727	EUR	2,214,001	14,795
UBS AG	6/26/26	USD	2,584,846	EUR	2,214,001	15,914
						$122,585

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

MML VIP American Century Small Company Value Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.4%
Common Stock — 98.4%
Communication Services — 1.0%
Criteo SA Sponsored ADR (a)	13,713	$245,875
Entravision Communications Corp. Class A	79,549	236,261
NIQ Global Intelligence PLC (a)	2,671	30,369
Townsquare Media, Inc. Class A (b)	5,927	32,184
		544,689
Consumer Discretionary — 11.5%
Bath & Body Works, Inc.	42,142	786,791
Birkenstock Holding PLC (b)	15,356	550,206
Brunswick Corp. (b)	7,944	578,005
Champion Homes, Inc. (a)	8,996	669,033
Gold.com, Inc. (b)	7,425	297,594
KinderCare Learning Cos., Inc. (b)	50,373	110,821
M/I Homes, Inc. (a)	2,169	265,594
MarineMax, Inc. (b)	18,672	505,264
McGraw Hill, Inc. (a)	40,847	559,604
Meritage Homes Corp.	831	51,389
OneWater Marine, Inc. Class A (b)	22,746	214,950
Taylor Morrison Home Corp. (a)	8,089	471,103
Visteon Corp. (b)	11,240	1,024,076
		6,084,430
Consumer Staples — 3.3%
Edgewell Personal Care Co. (b)	39,123	834,885
Spectrum Brands Holdings, Inc.	8,504	626,745
Turning Point Brands, Inc.	3,501	303,851
		1,765,481
Energy — 12.6%
Cactus, Inc. Class A (b)	6,517	308,710
Chord Energy Corp.	4,847	689,147
Crescent Energy Co. Class A (b)	75,818	1,023,543
Flowco Holdings, Inc. Class A	23,408	482,205
Infinity Natural Resources, Inc. Class A (a)	17,195	302,804
Liberty Energy, Inc. (b)	9,510	273,888
Mach Natural Resources LP	25,438	356,132
Magnolia Oil & Gas Corp. Class A	34,051	1,074,990
Northern Oil & Gas, Inc. (b)	36,065	1,054,180
Permian Resources Corp. Class A (b)	43,703	931,748
TXO Partners LP	13,961	175,629
		6,672,976

MML VIP American Century Small Company Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Financials — 33.9%
Accelerant Holdings Class A (b)	31,262	$417,660
Ameris Bancorp	4,645	362,264
Atlantic Union Bankshares Corp. (b)	20,635	737,495
Axis Capital Holdings Ltd.	10,851	1,100,400
Axos Financial, Inc. (b)	6,475	550,958
Baldwin Insurance Group, Inc. (b)	9,912	217,469
BancFirst Corp. (b)	1,889	204,956
Bowhead Specialty Holdings, Inc. (a)	6,006	134,715
Central BanCo, Inc.	11,762	281,700
Columbia Banking System, Inc.	50,626	1,388,671
Compass Diversified Holdings (b)	49,215	386,830
Euronet Worldwide, Inc. (a) (b)	15,976	1,060,327
EVERTEC, Inc.	46,139	1,302,043
First BanCorp	7,430	158,705
Hamilton Insurance Group Ltd. Class B	8,321	248,215
Home BancShares, Inc.	44,150	1,188,959
International Bancshares Corp.	13,154	885,133
Marex Group PLC	19,266	858,878
Nicolet Bankshares, Inc. (b)	2,392	355,499
Northeast Bank	2,040	229,235
Old National Bancorp (b)	64,165	1,418,046
Pathward Financial, Inc.	3,572	318,730
Popular, Inc.	1,173	157,381
Repay Holdings Corp. (b)	38,885	101,101
SiriusPoint Ltd. (a)	7,425	159,934
Slide Insurance Holdings, Inc. (b)	19,338	348,084
Southstate Bank Corp.	16,803	1,554,614
StoneX Group, Inc. (b)	8,171	658,991
UMB Financial Corp.	10,720	1,209,109
		17,996,102
Health Care — 3.9%
Addus HomeCare Corp. (a)	3,072	287,693
Embecta Corp. (b)	32,462	286,964
Enovis Corp. (b)	44,749	1,018,040
Pediatrix Medical Group, Inc. (a)	21,062	450,516
		2,043,213
Industrials — 14.9%
Albany International Corp. Class A	6,004	313,469
ArcBest Corp.	3,767	370,522
Blue Bird Corp. (a)	6,925	393,271
Brink's Co.	9,845	1,020,237
DIRTT Environmental Solutions (a)	80,290	46,970
EquipmentShare.com, Inc. Class A (a)	27,875	567,814
Gates Industrial Corp. PLC (a)	16,311	368,792
Hammond Power Solutions, Inc. (b)	2,102	264,990
Hillman Solutions Corp. (a)	72,953	606,969
Hub Group, Inc. Class A	5,675	204,527
IBEX Holdings Ltd. (a)	2,123	56,939
Korn Ferry	12,467	784,798

MML VIP American Century Small Company Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Loomis AB	5,793	$262,237
Proficient Auto Logistics, Inc. (a)	15,952	108,154
Resideo Technologies, Inc. (a)	3,168	106,793
Science Applications International Corp.	3,545	336,491
Sensata Technologies Holding PLC	13,232	466,031
Tecnoglass, Inc. (b)	11,419	508,716
Timken Co.	4,937	496,514
TriNet Group, Inc.	10,586	385,648
Verra Mobility Corp. (a)	16,903	241,544
		7,911,426
Information Technology — 5.5%
Amkor Technology, Inc.	7,442	335,113
Arrow Electronics, Inc. (a)	3,749	537,644
Axcelis Technologies, Inc. (a)	7,919	737,101
Ingram Micro Holding Corp. (b)	14,722	343,170
Kulicke & Soffa Industries, Inc.	8,542	561,380
Opera Ltd. ADR (b)	16,561	236,160
Progress Software Corp. (a)	6,035	154,798
		2,905,366
Materials — 5.6%
Ashland, Inc.	9,777	543,699
Graphic Packaging Holding Co.	58,658	583,060
Ingevity Corp. (a)	12,837	914,379
Minerals Technologies, Inc.	9,114	646,365
Titan America SA	18,672	279,707
		2,967,210
Real Estate — 6.2%
Americold Realty Trust, Inc. (b)	68,607	786,236
EPR Properties	8,591	429,206
LTC Properties, Inc.	12,178	452,535
Ryman Hospitality Properties, Inc.	10,009	923,531
Terreno Realty Corp.	11,689	717,938
		3,309,446
TOTAL COMMON STOCK (Cost $55,100,545)		52,200,339
TOTAL EQUITIES (Cost $55,100,545)		52,200,339
TOTAL LONG-TERM INVESTMENTS (Cost $55,100,545)		52,200,339
Short-Term Investments — 3.4%
Investment of Cash Collateral from Securities Loaned — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	1,102,475	1,102,475

MML VIP American Century Small Company Value Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$677,220	$677,220
TOTAL SHORT-TERM INVESTMENTS (Cost $1,779,695)		1,779,695
TOTAL INVESTMENTS — 101.8% (Cost $56,880,240) (e)		53,980,034
Other Assets/(Liabilities) — (1.8)%		(955,168)
NET ASSETS — 100.0%		$53,024,866
Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $13,189,248 or 24.87% of net assets. The Fund received $12,199,157 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)	Maturity value of $677,258. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $690,937.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.	6/26/26	USD	135,961	CAD	185,969	$1,781
JP Morgan Chase Bank N.A.	6/26/26	SEK	126,569	USD	13,469	(42)
JP Morgan Chase Bank N.A.	6/26/26	USD	235,402	SEK	2,201,564	1,848
UBS AG	6/26/26	CAD	63,875	USD	46,203	(116)
UBS AG	6/26/26	USD	129,128	CAD	176,589	1,716
						$5,187

Currency Legend

CAD	Canadian Dollar
SEK	Swedish Krona
USD	U.S. Dollar

MML VIP American Funds 65/35 Allocation Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 63.9%
AFIS Global Growth Fund, Class 1	2,700,902	$101,445,898
American Funds Insurance Series® Growth Fund, Class 1	668,832	86,199,054
American Funds Insurance Series® Growth-Income Fund, Class 1	1,561,691	101,384,970
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	2,202,390	38,806,111
		327,836,033
Fixed Income Funds — 36.2%
American Funds Insurance Series® The Bond Fund Of America, Class 1	19,541,797	185,842,494
TOTAL MUTUAL FUNDS (Cost $516,818,947)		513,678,527
TOTAL LONG-TERM INVESTMENTS (Cost $516,818,947)		513,678,527
TOTAL INVESTMENTS — 100.1% (Cost $516,818,947) (a)		513,678,527
Other Assets/(Liabilities) — (0.1)%		(614,593)
NET ASSETS — 100.0%		$513,063,934

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP American Funds Growth Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 100.1%
American Funds Insurance Series® Growth Fund, Class 1	2,499,803	$322,174,572
		322,174,572
TOTAL MUTUAL FUNDS (Cost $251,986,013)		322,174,572
TOTAL INVESTMENTS — 100.1% (Cost $251,986,013) (a)		322,174,572
Other Assets/(Liabilities) — (0.1)%		(352,255)
NET ASSETS — 100.0%		$321,822,317

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Balanced Allocation Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 49.5%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	209,833	$3,409,780
MML Focused Equity Fund, Class II (a)	2,594,198	16,862,285
MML Foreign Fund, Initial Class (a)	542,344	6,377,969
MML Income & Growth Fund, Initial Class (a)	524,050	4,732,167
MML Small/Mid Cap Value Fund, Initial Class (a)	220,005	1,894,243
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	761,423	6,281,744
MML VIP American Century Small Company Value Fund, Class II (a)	331,131	2,960,310
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	151,683	1,607,844
MML VIP Invesco Global Fund, Class I (a)	1,488,043	6,770,594
MML VIP Invesco Main Street Equity Fund, Class II (a)	722,445	8,040,814
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	621,381	8,941,667
MML VIP MFS® International Equity Fund, Class II (a)	1,519,315	18,171,011
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	689,792	11,995,488
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	2,070,100	21,736,047
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	614,065	5,858,177
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	146,091	1,694,783
		127,334,923
Fixed Income Funds — 50.6%
Invesco Global Strategic Income Fund, Class R6	1,370,115	4,219,953
MML Barings High Yield Fund, Class I (a)	91,878	736,860
MML VIP Barings Core Bond Fund, Initial Class (a)	4,924,294	54,917,416
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	539,127	4,690,409
MML VIP Barings Short-Duration Bond Fund, Class II (a)	1,212,183	11,212,692
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	5,581,356	50,511,276
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	502,516	3,718,619
		130,007,225
TOTAL MUTUAL FUNDS (Cost $258,040,180)		257,342,148
TOTAL LONG-TERM INVESTMENTS (Cost $258,040,180)		257,342,148
TOTAL INVESTMENTS — 100.1% (Cost $258,040,180) (c)		257,342,148
Other Assets/(Liabilities) — (0.1)%		(203,589)
NET ASSETS — 100.0%		$257,138,559

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.8%
Common Stock — 98.8%
Communication Services — 10.2%
Alphabet, Inc. Class A	66,226	$19,043,949
Alphabet, Inc. Class C	53,117	15,237,143
AT&T, Inc.	79,633	2,308,561
Charter Communications, Inc. Class A (a) (b)	965	208,324
Comcast Corp. Class A	40,765	1,170,363
EchoStar Corp. Class A (b)	1,531	179,234
Electronic Arts, Inc.	2,538	517,422
Fox Corp. Class A	2,347	137,065
Fox Corp. Class B	1,590	84,429
Live Nation Entertainment, Inc. (a)	1,860	283,669
Meta Platforms, Inc. Class A	24,878	14,233,450
Netflix, Inc. (a)	48,028	4,617,892
News Corp. Class A	4,237	105,628
News Corp. Class B (b)	1,399	39,885
Omnicom Group, Inc.	3,584	269,911
Paramount Skydance Corp. Class B	3,646	32,887
T-Mobile US, Inc.	5,390	1,132,062
Take-Two Interactive Software, Inc. (a)	2,013	397,568
TKO Group Holdings, Inc.	741	149,423
Trade Desk, Inc. Class A (a)	5,373	121,913
Verizon Communications, Inc.	48,067	2,412,963
Walt Disney Co.	20,151	1,942,153
Warner Bros Discovery, Inc. (a)	28,115	772,038
		65,397,932
Consumer Discretionary — 9.7%
Airbnb, Inc. Class A (a)	4,893	617,888
Amazon.com, Inc. (a)	111,123	23,143,587
Aptiv PLC (a)	2,362	164,017
AutoZone, Inc. (a)	190	641,778
Best Buy Co., Inc.	2,213	142,075
Booking Holdings, Inc.	368	1,549,398
Carnival Corp.	12,583	325,648
Carvana Co. (a)	1,637	514,640
Chipotle Mexican Grill, Inc. (a)	14,703	470,643
Darden Restaurants, Inc.	1,295	253,872
Deckers Outdoor Corp. (a)	1,549	155,039
Domino's Pizza, Inc.	350	125,577
DoorDash, Inc., Class A (a)	4,309	646,996
DR Horton, Inc.	3,020	414,404
eBay, Inc.	5,124	466,386
Expedia Group, Inc.	1,358	313,549
Ford Motor Co.	44,439	512,826
Garmin Ltd.	1,854	430,147
General Motors Co.	10,283	766,083
Genuine Parts Co.	1,615	170,786

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Hasbro, Inc.	1,428	$133,661
Hilton Worldwide Holdings, Inc.	2,588	786,959
Home Depot, Inc.	11,312	3,720,404
Las Vegas Sands Corp.	3,527	190,035
Lennar Corp. Class A	2,440	211,890
Lowe's Cos., Inc.	6,351	1,500,614
Lululemon Athletica, Inc. (a)	1,291	197,652
Marriott International, Inc. Class A	2,534	828,795
McDonald's Corp.	8,115	2,522,061
MGM Resorts International (a)	2,363	87,455
NIKE, Inc. Class B	13,522	714,232
Norwegian Cruise Line Holdings Ltd. (a)	5,565	104,066
NVR, Inc. (a)	32	210,875
O'Reilly Automotive, Inc. (a)	9,584	884,699
Pool Corp.	365	73,850
PulteGroup, Inc.	2,203	259,095
Ralph Lauren Corp.	449	154,452
Ross Stores, Inc.	3,676	796,332
Royal Caribbean Cruises Ltd.	2,846	783,162
Starbucks Corp.	12,906	1,156,249
Tapestry, Inc.	2,284	322,295
Tesla, Inc. (a)	31,992	11,893,026
TJX Cos., Inc.	12,587	2,010,144
Tractor Supply Co.	6,065	274,744
Ulta Beauty, Inc. (a)	513	268,150
Williams-Sonoma, Inc.	1,336	243,593
Wynn Resorts Ltd.	993	100,839
Yum! Brands, Inc.	3,150	489,762
		62,744,430
Consumer Staples — 5.2%
Altria Group, Inc.	19,173	1,265,226
Archer-Daniels-Midland Co.	5,374	390,636
Brown-Forman Corp. Class B	2,358	62,346
Bunge Global SA	1,484	188,765
Campbell's Co. (b)	2,529	56,321
Church & Dwight Co., Inc.	2,745	256,163
Clorox Co.	1,427	147,880
Coca-Cola Co.	43,971	3,343,995
Colgate-Palmolive Co.	9,274	790,423
Conagra Brands, Inc.	4,920	77,342
Constellation Brands, Inc. Class A	1,621	243,150
Costco Wholesale Corp.	5,042	5,024,000
Dollar General Corp.	2,466	292,788
Dollar Tree, Inc. (a)	2,196	240,484
Estee Lauder Cos., Inc. Class A	2,733	196,147
General Mills, Inc.	6,313	234,970
Hershey Co.	1,664	345,929
Hormel Foods Corp.	3,728	84,439
J.M. Smucker Co.	1,170	112,835
Kenvue, Inc.	21,492	370,522
Keurig Dr. Pepper, Inc.	15,342	403,955
Kimberly-Clark Corp.	3,726	359,447

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Kraft Heinz Co.	9,820	$220,852
Kroger Co.	6,593	477,070
McCormick & Co., Inc.	2,938	148,193
Molson Coors Beverage Co. Class B	1,872	80,608
Mondelez International, Inc. Class A	14,573	839,988
Monster Beverage Corp. (a)	8,018	580,984
PepsiCo, Inc.	15,544	2,413,828
Philip Morris International, Inc.	17,768	2,937,761
Procter & Gamble Co.	26,436	3,818,416
Sysco Corp.	5,409	385,824
Target Corp.	5,095	617,514
Tyson Foods, Inc. Class A	3,277	209,957
Walmart, Inc.	49,864	6,197,098
		33,415,856
Energy — 4.0%
APA Corp. (b)	3,764	159,744
Baker Hughes Co.	11,259	687,362
Chevron Corp.	21,323	4,411,729
ConocoPhillips	13,937	1,839,684
Coterra Energy, Inc.	8,599	302,169
Devon Energy Corp.	7,158	360,191
Diamondback Energy, Inc.	2,103	415,952
EOG Resources, Inc.	6,219	899,081
EQT Corp.	6,879	437,780
Expand Energy Corp.	2,504	274,889
Exxon Mobil Corp.	47,537	8,065,127
Halliburton Co.	9,434	367,832
Kinder Morgan, Inc.	22,425	751,910
Marathon Petroleum Corp.	3,397	829,480
Occidental Petroleum Corp.	8,109	527,085
ONEOK, Inc.	7,148	646,108
Phillips 66	4,610	839,850
SLB Ltd.	17,085	877,998
Targa Resources Corp.	2,429	609,023
Texas Pacific Land Corp.	672	318,904
Valero Energy Corp.	3,492	862,803
Williams Cos., Inc.	14,012	1,019,793
		25,504,494
Financials — 12.4%
Aflac, Inc.	5,354	587,387
Allstate Corp.	2,967	615,178
American Express Co.	6,092	1,842,708
American International Group, Inc.	6,210	467,302
Ameriprise Financial, Inc.	1,020	453,288
Aon PLC Class A	2,421	781,450
Apollo Global Management, Inc.	5,357	596,877
Arch Capital Group Ltd. (a)	4,120	395,479
ARES Management Corp. Class A	2,387	260,422
Arthur J Gallagher & Co.	2,927	633,930
Assurant, Inc.	553	120,449

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Bank of America Corp.	75,480	$3,679,650
Bank of New York Mellon Corp.	7,829	928,754
Berkshire Hathaway, Inc. Class B (a)	20,859	9,995,633
Blackrock, Inc.	1,639	1,576,243
Blackstone, Inc.	8,434	969,826
Block, Inc. (a)	6,397	384,971
Brown & Brown, Inc.	3,358	218,975
Capital One Financial Corp.	7,111	1,297,260
Cboe Global Markets, Inc.	1,169	328,571
Charles Schwab Corp.	18,929	1,778,947
Chubb Ltd.	4,116	1,341,528
Cincinnati Financial Corp.	1,731	272,373
Citigroup, Inc.	19,879	2,254,477
Citizens Financial Group, Inc.	4,805	288,156
CME Group, Inc.	4,092	1,208,572
Coinbase Global, Inc. Class A (a)	2,536	442,811
Corpay, Inc. (a)	827	240,649
Erie Indemnity Co. Class A	309	77,655
Everest Group Ltd.	488	159,503
FactSet Research Systems, Inc.	438	95,042
Fidelity National Information Services, Inc.	5,905	277,004
Fifth Third Bancorp	10,321	479,514
Fiserv, Inc. (a)	5,988	334,130
Franklin Resources, Inc.	3,203	75,655
Global Payments, Inc.	2,613	175,855
Globe Life, Inc.	920	128,036
Goldman Sachs Group, Inc.	3,426	2,898,362
Hartford Insurance Group, Inc.	3,186	430,843
Huntington Bancshares, Inc.	22,570	353,220
Interactive Brokers Group, Inc. Class A	5,123	343,600
Intercontinental Exchange, Inc.	6,511	1,024,050
Invesco Ltd.	4,872	118,341
Jack Henry & Associates, Inc.	819	129,435
JP Morgan Chase & Co.	30,670	9,021,887
KeyCorp.	10,651	213,553
KKR & Co., Inc.	7,749	716,782
Loews Corp.	1,833	195,654
M&T Bank Corp.	1,705	352,458
Marsh & McLennan Cos., Inc.	5,468	948,425
Mastercard, Inc. Class A	9,264	4,628,850
MetLife, Inc.	6,339	448,294
Moody's Corp.	1,732	755,585
Morgan Stanley	13,752	2,263,167
MSCI, Inc.	834	449,534
Nasdaq, Inc.	5,034	427,336
Northern Trust Corp.	2,154	300,634
PayPal Holdings, Inc.	10,355	468,357
PNC Financial Services Group, Inc.	4,461	928,289
Principal Financial Group, Inc.	2,203	198,512
Progressive Corp.	6,710	1,330,190
Prudential Financial, Inc.	3,888	379,819
Raymond James Financial, Inc.	2,066	299,136
Regions Financial Corp.	9,929	259,345
Robinhood Markets, Inc. Class A (a)	9,009	624,324

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc.	3,481	$1,480,609
State Street Corp.	3,261	412,712
Synchrony Financial	4,110	279,562
T. Rowe Price Group, Inc.	2,424	218,499
Travelers Cos., Inc.	2,460	717,533
Truist Financial Corp.	14,361	660,175
US Bancorp	17,560	913,296
Visa, Inc. Class A	19,123	5,779,735
W.R. Berkley Corp.	3,280	217,398
Wells Fargo & Co.	35,179	2,800,600
Willis Towers Watson PLC	1,076	312,793
		80,065,154
Health Care — 9.4%
Abbott Laboratories	19,863	2,039,334
AbbVie, Inc.	20,100	4,371,549
Agilent Technologies, Inc.	3,274	373,170
Align Technology, Inc. (a)	790	135,430
Amgen, Inc.	6,137	2,159,303
Baxter International, Inc.	5,797	97,390
Becton Dickinson & Co.	3,184	500,620
Bio-Techne Corp.	1,707	89,208
Biogen, Inc. (a)	1,626	298,095
Boston Scientific Corp. (a)	16,974	1,065,118
Bristol-Myers Squibb Co.	23,227	1,408,718
Cardinal Health, Inc.	2,638	557,436
Cencora, Inc.	2,200	691,108
Centene Corp. (a)	5,337	174,733
Charles River Laboratories International, Inc. (a)	548	94,530
Cigna Group	2,994	798,649
Cooper Cos., Inc. (a)	2,263	161,804
CVS Health Corp.	14,618	1,049,865
Danaher Corp.	7,179	1,361,138
DaVita, Inc. (a)	447	68,699
Dexcom, Inc. (a)	4,215	264,702
Edwards Lifesciences Corp. (a)	6,482	519,079
Elevance Health, Inc.	2,532	741,243
Eli Lilly & Co.	9,014	8,290,807
GE HealthCare Technologies, Inc. (a)	5,274	375,403
Gilead Sciences, Inc.	14,126	1,968,741
HCA Healthcare, Inc.	1,773	839,054
Henry Schein, Inc. (a)	1,053	77,606
Hologic, Inc. (a)	2,507	189,504
Humana, Inc.	1,371	237,718
IDEXX Laboratories, Inc. (a)	900	505,701
Incyte Corp. (a)	1,778	167,345
Insulet Corp. (a)	831	174,377
Intuitive Surgical, Inc. (a)	4,062	1,872,541
IQVIA Holdings, Inc. (a)	1,972	336,305
Johnson & Johnson	27,413	6,700,834
Labcorp Holdings, Inc.	913	243,598
McKesson Corp.	1,393	1,205,446
Medtronic PLC	14,671	1,271,242

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	28,182	$3,390,013
Mettler-Toledo International, Inc. (a)	234	295,121
Moderna, Inc. (a) (b)	3,787	192,380
Pfizer, Inc.	64,523	1,811,806
Quest Diagnostics, Inc.	1,274	249,679
Regeneron Pharmaceuticals, Inc.	1,158	894,717
ResMed, Inc.	1,633	366,576
Revvity, Inc. (b)	1,347	118,011
Solventum Corp. (a)	1,749	114,210
STERIS PLC	1,095	242,137
Stryker Corp.	3,935	1,293,002
Thermo Fisher Scientific, Inc.	4,273	2,100,308
UnitedHealth Group, Inc.	10,337	2,797,089
Universal Health Services, Inc. Class B	638	114,183
Vertex Pharmaceuticals, Inc. (a)	2,881	1,286,482
Viatris, Inc.	13,081	176,724
Waters Corp. (a)	1,079	321,326
West Pharmaceutical Services, Inc.	830	208,031
Zimmer Biomet Holdings, Inc.	2,321	209,865
Zoetis, Inc.	4,802	567,644
		60,226,447
Industrials — 8.9%
3M Co.	6,051	878,787
A.O. Smith Corp.	1,162	76,622
Allegion PLC	972	141,222
AMETEK, Inc.	2,622	562,052
Automatic Data Processing, Inc.	4,620	938,692
Axon Enterprise, Inc. (a)	914	388,167
Boeing Co. (a)	8,945	1,780,323
Broadridge Financial Solutions, Inc.	1,314	213,499
Builders FirstSource, Inc. (a)	1,290	106,206
C.H. Robinson Worldwide, Inc.	1,317	218,714
Carrier Global Corp.	9,034	508,705
Caterpillar, Inc.	5,293	3,749,879
Cintas Corp.	3,826	647,130
Comfort Systems USA, Inc.	407	561,249
Copart, Inc. (a)	10,372	344,350
CSX Corp.	21,389	878,018
Cummins, Inc.	1,585	852,762
Deere & Co.	2,887	1,626,247
Delta Air Lines, Inc.	7,400	491,952
Dover Corp.	1,535	319,971
Eaton Corp. PLC	4,411	1,577,682
EMCOR Group, Inc.	521	384,659
Emerson Electric Co.	6,463	846,782
Equifax, Inc.	1,421	255,879
Expeditors International of Washington, Inc.	1,472	210,835
Fastenal Co.	13,201	612,526
FedEx Corp.	2,490	886,888
Fortive Corp.	3,677	203,265
GE Vernova, Inc.	3,066	2,676,311
Generac Holdings, Inc. (a)	645	125,988

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp.	2,902	$996,024
General Electric Co.	11,930	3,385,376
Honeywell International, Inc.	7,216	1,631,032
Howmet Aerospace, Inc.	4,564	1,051,819
Hubbell, Inc.	592	290,518
Huntington Ingalls Industries, Inc.	429	162,977
IDEX Corp.	855	162,065
Illinois Tool Works, Inc.	2,988	777,747
Ingersoll Rand, Inc.	3,976	318,557
Jacobs Solutions, Inc.	1,277	162,537
JB Hunt Transport Services, Inc.	885	187,531
Johnson Controls International PLC	6,933	907,876
L3Harris Technologies, Inc.	2,099	724,470
Leidos Holdings, Inc.	1,462	227,370
Lennox International, Inc.	374	173,585
Lockheed Martin Corp.	2,317	1,400,372
Masco Corp.	2,376	143,439
Nordson Corp.	600	159,636
Norfolk Southern Corp.	2,571	737,877
Northrop Grumman Corp.	1,528	1,042,463
Old Dominion Freight Line, Inc.	2,044	399,398
Otis Worldwide Corp.	4,367	336,608
PACCAR, Inc.	5,890	680,295
Parker-Hannifin Corp.	1,440	1,289,146
Paychex, Inc.	3,601	331,724
Pentair PLC	1,913	166,641
Quanta Services, Inc.	1,676	920,158
Republic Services, Inc.	2,328	509,879
Rockwell Automation, Inc.	1,265	453,983
Rollins, Inc.	3,230	172,514
RTX Corp.	15,312	2,953,685
Snap-on, Inc.	608	220,838
Southwest Airlines Co.	5,468	205,433
Stanley Black & Decker, Inc.	1,698	120,660
Textron, Inc.	1,885	165,051
Trane Technologies PLC	2,527	1,053,102
TransDigm Group, Inc.	645	747,529
Uber Technologies, Inc. (a)	23,411	1,683,953
Union Pacific Corp.	6,738	1,634,774
United Airlines Holdings, Inc. (a)	3,732	343,605
United Parcel Service, Inc. Class B	8,432	829,540
United Rentals, Inc.	722	526,020
Veralto Corp.	2,735	241,829
Verisk Analytics, Inc.	1,574	298,666
Vertiv Holdings Co. Class A	4,352	1,090,524
W.W. Grainger, Inc.	507	553,041
Waste Management, Inc.	4,216	968,795
Westinghouse Air Brake Technologies Corp.	1,953	488,074
Xylem, Inc.	2,790	333,405
		57,427,503
Information Technology — 32.5%
Accenture PLC Class A	6,969	1,381,883

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Adobe, Inc. (a)	4,670	$1,135,184
Advanced Micro Devices, Inc. (a)	18,497	3,762,845
Akamai Technologies, Inc. (a) (b)	1,666	191,340
Amphenol Corp. Class A	13,940	1,761,319
Analog Devices, Inc.	5,557	1,767,904
Apple, Inc.	167,001	42,383,184
Applied Materials, Inc.	9,029	3,086,022
AppLovin Corp. Class A (a)	3,072	1,222,656
Arista Networks, Inc. (a)	11,822	1,451,505
Autodesk, Inc. (a)	2,447	585,812
Broadcom, Inc.	53,943	16,695,898
Cadence Design Systems, Inc. (a)	3,127	868,899
CDW Corp.	1,448	175,237
Ciena Corp. (a)	1,621	629,321
Cisco Systems, Inc.	45,014	3,492,636
Cognizant Technology Solutions Corp. Class A	5,571	341,781
Coherent Corp. (a)	2,133	508,102
Corning, Inc.	8,912	1,211,765
Crowdstrike Holdings, Inc. Class A (a)	2,884	1,125,942
Datadog, Inc. Class A (a)	3,737	441,153
Dell Technologies, Inc. Class C	3,340	548,194
EPAM Systems, Inc. (a) (b)	590	79,886
F5, Inc. (a)	671	194,140
Fair Isaac Corp. (a)	275	293,573
First Solar, Inc. (a)	1,239	244,405
Fortinet, Inc. (a)	7,213	589,446
Gartner, Inc. (a)	799	126,514
Gen Digital, Inc.	6,244	117,575
GoDaddy, Inc. Class A (a)	1,569	129,709
Hewlett Packard Enterprise Co.	14,915	355,126
HP, Inc.	10,089	193,810
Intel Corp. (a)	53,410	2,356,983
International Business Machines Corp.	10,662	2,584,362
Intuit, Inc.	3,162	1,367,186
Jabil, Inc.	1,193	316,897
Keysight Technologies, Inc. (a)	1,967	555,422
KLA Corp.	1,489	2,192,418
Lam Research Corp.	14,205	3,035,040
Lumentum Holdings, Inc. (a)	812	570,641
Microchip Technology, Inc.	6,168	398,514
Micron Technology, Inc.	12,822	4,331,784
Microsoft Corp.	84,468	31,267,520
Monolithic Power Systems, Inc.	551	602,436
Motorola Solutions, Inc.	1,865	809,354
NetApp, Inc.	2,208	226,077
NVIDIA Corp.	276,417	48,207,125
NXP Semiconductors NV	2,864	563,807
ON Semiconductor Corp. (a)	4,561	282,417
Oracle Corp.	19,153	2,817,598
Palantir Technologies, Inc. Class A (a)	25,965	3,798,160
Palo Alto Networks, Inc. (a)	9,062	1,452,820
PTC, Inc. (a)	1,413	201,338
Qnity Electronics, Inc.	2,383	274,951
QUALCOMM, Inc.	12,111	1,559,655

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Roper Technologies, Inc.	1,196	$423,217
Salesforce, Inc.	10,659	1,989,716
Sandisk Corp. (a)	1,674	1,063,559
Seagate Technology Holdings PLC	2,430	951,977
ServiceNow, Inc. (a)	11,928	1,247,072
Skyworks Solutions, Inc.	1,765	94,516
Super Micro Computer, Inc. (a) (b)	5,944	135,345
Synopsys, Inc. (a)	2,130	844,502
TE Connectivity PLC	3,335	697,082
Teledyne Technologies, Inc. (a)	522	315,815
Teradyne, Inc.	1,773	525,624
Texas Instruments, Inc.	10,351	2,009,543
Trimble, Inc. (a)	2,838	185,123
Tyler Technologies, Inc. (a)	509	174,271
VeriSign, Inc.	899	223,276
Western Digital Corp.	3,888	1,051,665
Workday, Inc. Class A (a)	2,394	311,028
Zebra Technologies Corp. Class A (a)	594	124,193
		209,232,795
Materials — 2.1%
Air Products & Chemicals, Inc.	2,527	734,068
Albemarle Corp.	1,334	239,493
Amcor PLC (b)	5,386	214,093
Avery Dennison Corp.	912	157,484
Ball Corp.	2,970	175,557
CF Industries Holdings, Inc.	1,702	220,988
Corteva, Inc.	7,580	634,522
CRH PLC	7,759	815,626
Dow, Inc.	8,208	341,863
DuPont de Nemours, Inc.	4,767	218,329
Ecolab, Inc.	2,891	769,064
Freeport-McMoRan, Inc.	16,436	966,108
International Flavors & Fragrances, Inc.	2,995	217,287
International Paper Co.	5,743	205,025
Linde PLC (LIN US)	5,319	2,636,947
LyondellBasell Industries NV Class A	2,985	240,472
Martin Marietta Materials, Inc.	677	398,536
Mosaic Co.	3,893	99,272
Newmont Corp. (NEM US)	12,396	1,341,867
Nucor Corp.	2,549	431,036
Packaging Corp. of America	1,036	219,860
PPG Industries, Inc.	2,603	278,209
Sherwin-Williams Co.	2,628	842,405
Smurfit Westrock PLC	5,843	232,844
Steel Dynamics, Inc.	1,531	275,580
Vulcan Materials Co.	1,534	417,708
		13,324,243
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc.	1,735	80,539
American Tower Corp.	5,378	928,135

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
AvalonBay Communities, Inc.	1,594	$260,380
BXP, Inc.	1,600	83,040
Camden Property Trust	1,184	115,629
CBRE Group, Inc. Class A (a)	3,327	450,675
CoStar Group, Inc. (a)	4,886	197,101
Crown Castle, Inc.	4,884	397,118
Digital Realty Trust, Inc.	3,662	659,929
Equinix, Inc.	1,124	1,101,790
Equity Residential	4,055	239,853
Essex Property Trust, Inc.	748	181,016
Extra Space Storage, Inc.	2,433	319,039
Federal Realty Investment Trust	984	104,511
Healthpeak Properties, Inc.	7,850	128,976
Host Hotels & Resorts, Inc.	7,688	147,302
Invitation Homes, Inc.	6,667	165,675
Iron Mountain, Inc.	3,298	336,858
Kimco Realty Corp.	7,894	177,378
Mid-America Apartment Communities, Inc.	1,363	166,450
Prologis, Inc.	10,593	1,400,183
Public Storage	1,798	487,042
Realty Income Corp.	10,435	638,413
Regency Centers Corp.	1,830	138,458
SBA Communications Corp.	1,177	202,574
Simon Property Group, Inc.	3,651	681,021
UDR, Inc.	3,336	112,690
Ventas, Inc.	5,226	427,382
VICI Properties, Inc.	12,218	333,796
Welltower, Inc.	7,785	1,539,172
Weyerhaeuser Co.	8,496	207,557
		12,409,682
Utilities — 2.5%
AES Corp.	8,797	123,950
Alliant Energy Corp.	2,942	211,118
Ameren Corp.	3,036	333,717
American Electric Power Co., Inc.	6,048	792,772
American Water Works Co., Inc.	2,188	297,765
Atmos Energy Corp.	1,881	347,458
CenterPoint Energy, Inc.	7,242	312,565
CMS Energy Corp.	3,518	272,926
Consolidated Edison, Inc.	4,041	457,360
Constellation Energy Corp.	3,561	994,409
Dominion Energy, Inc.	9,669	597,738
DTE Energy Co.	2,342	342,447
Duke Energy Corp.	8,818	1,154,629
Edison International	4,301	314,747
Entergy Corp.	5,020	564,047
Evergy, Inc.	2,634	215,777
Eversource Energy	4,351	301,437
Exelon Corp.	11,403	558,975
FirstEnergy Corp.	6,051	306,544
NextEra Energy, Inc.	23,711	2,202,278
NiSource, Inc.	5,587	260,689

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
NRG Energy, Inc.	2,440	$356,582
PG&E Corp.	25,536	448,668
Pinnacle West Capital Corp.	1,438	144,878
PPL Corp.	8,260	315,532
Public Service Enterprise Group, Inc.	5,624	455,263
Sempra	7,346	713,811
Southern Co.	12,490	1,205,535
Vistra Corp.	3,590	539,685
WEC Energy Group, Inc.	3,707	429,159
Xcel Energy, Inc.	6,749	536,141
		16,108,602
TOTAL COMMON STOCK (Cost $260,364,045)		635,857,138
TOTAL EQUITIES (Cost $260,364,045)		635,857,138
TOTAL LONG-TERM INVESTMENTS (Cost $260,364,045)		635,857,138
Short-Term Investments — 1.0%
	Principal Amount
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (c)	$6,583,956	6,583,956
TOTAL SHORT-TERM INVESTMENTS (Cost $6,583,956)		6,583,956
TOTAL INVESTMENTS — 99.8% (Cost $266,948,001) (d)		642,441,094
Other Assets/(Liabilities) — 0.2%		990,107
NET ASSETS — 100.0%		$643,431,201

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $1,487,689 or 0.23% of net assets. The Fund received $1,485,782 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $6,584,321. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 2/29/28, and an aggregate market value, including accrued interest, of $6,715,732.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP BlackRock® Equity Index Fund (see Note 1) — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
S&P 500 E Mini Index	6/18/26	23	$7,638,106	$(81,743)

MML VIP Conservative Allocation Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 39.5%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	129,517	$2,104,655
MML Focused Equity Fund, Class II (a)	1,535,237	9,979,043
MML Foreign Fund, Initial Class (a)	319,732	3,760,044
MML Income & Growth Fund, Initial Class (a)	333,125	3,008,116
MML Small/Mid Cap Value Fund, Initial Class (a)	136,532	1,175,543
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	468,813	3,867,710
MML VIP American Century Small Company Value Fund, Class II (a)	201,344	1,800,014
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	92,860	984,313
MML VIP Invesco Global Fund, Class I (a)	913,574	4,156,760
MML VIP Invesco Main Street Equity Fund, Class II (a)	439,303	4,889,437
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	364,565	5,246,097
MML VIP MFS® International Equity Fund, Class II (a)	884,827	10,582,526
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	417,583	7,261,762
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	1,258,817	13,217,575
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	377,460	3,600,973
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	89,362	1,036,677
		76,671,245
Fixed Income Funds — 60.6%
Invesco Global Strategic Income Fund, Class R6	1,248,660	3,845,872
MML Barings High Yield Fund, Class I (a)	88,432	709,221
MML VIP Barings Core Bond Fund, Initial Class (a)	4,452,322	49,653,817
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	489,658	4,260,024
MML VIP Barings Short-Duration Bond Fund, Class II (a)	1,106,667	10,236,673
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	5,011,003	45,349,574
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	465,802	3,446,934
		117,502,115
TOTAL MUTUAL FUNDS (Cost $190,984,807)		194,173,360
TOTAL LONG-TERM INVESTMENTS (Cost $190,984,807)		194,173,360
TOTAL INVESTMENTS — 100.1% (Cost $190,984,807) (c)		194,173,360
Other Assets/(Liabilities) — (0.1)%		(163,007)
NET ASSETS — 100.0%		$194,010,353

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Principal Amount	Value
Bonds & Notes — 105.2%
Bank Loans — 0.8%
Advertising — 0.0%
CMG Media Corp., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
7.300% VRN 6/18/29 (a)	$54,722	$51,109
Neptune Bidco US, Inc., 2026 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.760% VRN 2/03/33 (a)	20,000	19,060
		70,169
Aerospace & Defense — 0.0%
TransDigm, Inc., 2026 Term Loan N, 1 mo. USD Term SOFR + 2.500%
6.168% VRN 2/13/33 (a)	5,000	5,001
Airlines — 0.0%
VistaJet Malta Finance PLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.406% VRN 4/01/31 (a)	5,000	4,941
Apparel — 0.0%
WH Borrower LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.156% VRN 2/20/32 (a)	69,825	69,770
Auto Parts & Equipment — 0.0%
First Brands Group LLC
2025 PIK DIP Roll-Up Term Loan B, 1 mo. USD Term SOFR + 7.000%
10.671% VRN 6/29/26 (a)	317	—
2021 Term Loan, 1 mo. USD Term SOFR + 7.114%
10.782% VRN 3/30/27 (a)	565	1
		1
Chemicals — 0.2%
Chemours Co., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.168% VRN 10/15/32 (a)	59,763	59,241
Consolidated Energy Finance SA
2024 Term Loan B, 6 mo. USD Term SOFR + 4.500%
8.198% VRN 11/15/30 (a)	89,772	85,780
2026 Incremental Term Loan, 3 mo. USD Term SOFR + 4.750%
8.419% VRN 11/27/30 (a)	25,000	23,797
Discovery Purchaser Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
7.419% VRN 10/04/29 (a)	99,501	97,735
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.675% VRN 3/15/29 (a)	58,819	56,159
Lonza Group AG, USD Term Loan B, 3 mo. USD Term SOFR + 3.925%
7.725% VRN 7/03/28 (a) (b)	64,900	56,517
M2S Group Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.750%
8.417% VRN 8/25/31 (a)	107,031	104,266

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Mativ Holdings, Inc., 2026 Term Loan B,
0.000% 4/04/33 (b)	$60,000	$57,900
Tronox Finance LLC
2024 Term Loan B1, 3 mo. USD Term SOFR + 2.250%
5.950% VRN 4/04/29 (a)	19,899	16,019
2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.500%, 3 mo. USD Term SOFR + 2.500%
6.168% - 6.200% VRN 9/30/31 (a)	104,546	79,218
		636,632
Commercial Services — 0.0%
Spin Holdco, Inc., 2026 First Lien Second Out Term Loan, 3 mo. USD Term SOFR + 4.000%
7.933% VRN 9/04/30 (a)	174,542	136,579
Engineering & Construction — 0.0%
Brand Industrial Services, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.500%
8.164% VRN 8/01/30 (a)	9,949	8,515
Food — 0.0%
C&S Wholesale Grocers, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.000%
8.700% VRN 9/20/30 (a)	69,650	67,966
Health Care - Products — 0.0%
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.750%
7.418% VRN 1/15/31 (a)	55,000	55,069
Health Care -Services — 0.0%
ModivCare Buyer LLC, Takeback Term Loan, 3 mo. USD Term SOFR + 5.000%
8.701% VRN 12/30/32 (a)	32,442	29,887
Home Furnishing — 0.0%
TGP Holdings III LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
7.018% VRN 6/29/28 (a)	39,988	34,409
Weber-Stephen Products LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.750%
7.411% VRN 10/01/32 (a) (b)	95,000	92,673
		127,082
Internet — 0.0%
Proofpoint, Inc.
2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.000%
6.700% VRN 8/31/28 (a)	49,873	48,211
2024 Term Loan, 3 mo. USD Term SOFR + 3.000%
6.700% VRN 8/31/28 (a)	89,772	86,779
		134,990

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 0.1%
NEXUS Buyer LLC
2025 Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.168% VRN 7/31/31 (a)	$74,623	$71,604
2025 Incremental Term Loan, 1 mo. USD Term SOFR + 4.000%
7.668% VRN 7/31/31 (a)	24,777	23,944
2025 2nd Lien Term Loan B, 1 mo. USD Term SOFR + 5.750%
9.418% VRN 2/16/32 (a)	50,000	48,232
		143,780
Leisure Time — 0.0%
MajorDrive Holdings IV LLC, Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.961% VRN 6/01/28 (a)	114,399	103,493
Lodging — 0.0%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 1/27/29 (a)	94,598	92,624
Media — 0.1%
Altice France SA, 2025 USD Term Loan B14, 3 mo. USD Term SOFR + 6.875%
10.547% VRN 5/31/31 (a)	83,848	83,901
EW Scripps Co., 2025 Term Loan B3,
0.000% 11/30/29 (b)	20,000	19,625
Sinclair Television Group, Inc., 2025 Term Loan B7, 1 mo. USD Term SOFR + 4.100%
7.868% VRN 12/31/30 (a) (b)	104,648	93,137
		196,663
Oil & Gas — 0.0%
Canacol Energy Ltd., Term Loan A,
13.000% 6/30/26 (c) (d)	3,536	3,006
Packaging & Containers — 0.0%
BradyPlus Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.500%
7.201% VRN 12/29/32 (a) (b)	60,000	58,988
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.250%
9.918% VRN 10/08/30 (a) (b)	189,085	182,204
Pipelines — 0.1%
New Fortress Energy, Inc., 2025 Incremental Term Loan B,
0.000% 10/30/28 (b)	305,000	169,681
Retail — 0.1%
EG America LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.250%
6.918% VRN 2/10/31 (a)	50,000	49,963

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.750%
7.525% VRN 6/06/31 (a)	$79,595	$63,467
SAKS Global Enterprises LLC
DIP 3rd Out Term Loan, 1 mo. USD Term SOFR + 10.000%
13.678% VRN 7/15/26 (a)	22,165	1,995
DIP 1st Out Subsequent Delayed Draw Term Loan, 1 mo. USD Term SOFR + 11.000%
14.678% VRN 7/15/26 (a)	10,713	9,845
DIP 2nd Out Delayed Draw Term Loan, 1 mo. USD Term SOFR + 12.500%
16.178% VRN 7/15/26 (a)	12,286	3,686
DIP Second Out Roll-Up DDTL, 3 mo. USD Term SOFR + 12.500%
16.200% VRN 7/15/26 (a)	6,598	1,979
White Cap Buyer LLC, 2026 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.500%
7.168% VRN 2/10/33 (a)	35,000	33,221
		164,156
Software — 0.1%
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.000%
6.668% VRN 12/11/28 (a)	64,636	63,020
Aurora Lux Finco SARL, 2025 Term Loan B, 3 mo. USD Term SOFR + 5.250%
8.950% VRN 10/01/32 (a)	89,775	82,032
Constant Contact, Inc., Term Loan,
0.000% 2/10/28 (b)	65,000	60,311
Disco Parent, Inc., 2025 Term Loan B,
0.000% 8/06/32 (b)	40,000	39,200
Electronic Arts, Inc., USD Term Loan B,
0.000% 3/24/33 (b)	35,000	34,781
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.000%
7.928% VRN 6/02/28 (a) (b)	79,740	69,971
		349,315
Telecommunications — 0.0%
Windstream Services LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 4.000%
7.668% VRN 10/06/32 (a)	29,925	29,906
TOTAL BANK LOANS (Cost $2,908,706)		2,840,418
Corporate Debt — 30.0%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (e)	20,000	20,084
7.125% 2/15/31 (e)	40,000	41,908
7.500% 3/15/33 (e)	45,000	47,655
CMG Media Corp.
8.875% 6/18/29 (e)	10,000	8,647

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Neptune Bidco US, Inc.
9.290% 4/15/29 (e)	$70,000	$70,194
10.375% 5/15/31 (e)	40,000	40,360
9.500% 2/15/33 (e)	65,000	63,066
		291,914
Aerospace & Defense — 0.5%
ATI, Inc.
4.875% 10/01/29	50,000	49,333
5.125% 10/01/31	30,000	29,639
Boeing Co.
5.930% 5/01/60	300,000	287,966
6.528% 5/01/34	800,000	871,474
Bombardier, Inc.
6.750% 6/15/33 (e)	30,000	30,981
7.000% 6/01/32 (e)	25,000	25,946
Moog, Inc.
4.250% 12/15/27 (e)	25,000	24,986
5.500% 10/15/34 (e)	20,000	20,063
TransDigm, Inc.
6.125% 7/31/34 (e)	50,000	49,177
6.250% 1/31/34 (e)	10,000	10,110
6.375% 3/01/29 (e)	175,000	178,266
6.375% 5/31/33 (e)	55,000	54,707
6.625% 3/01/32 (e)	125,000	127,484
6.750% 1/31/34 (e)	60,000	60,786
7.125% 12/01/31 (e)	80,000	82,573
		1,903,491
Agriculture — 0.3%
BAT Capital Corp.
6.421% 8/02/33 (f)	900,000	976,055
Darling Ingredients, Inc.
6.000% 6/15/30 (e)	30,000	30,209
		1,006,264
Airlines — 0.1%
Azul Secured Finance LLP
9.875% 2/15/31 (e)	25,000	22,859
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% 9/20/31 (e)	55,000	51,978
United Airlines Holdings, Inc.
5.375% 3/01/31	60,000	58,759
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.500% 6/01/28 (e) (f)	40,000	39,078
		172,674
Apparel — 0.0%
Beach Acquisition Bidco LLC PIK 10.750%, Cash
10.000% 7/15/33 (e)	31,621	33,677

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Crocs, Inc.
4.125% 8/15/31 (e)	$50,000	$44,992
		78,669
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
5.875% 12/01/33 (e)	35,000	34,785
Aston Martin Capital Holdings Ltd.
10.000% 3/31/29 (e)	35,000	26,338
Ford Motor Credit Co. LLC
5.420% 4/09/31	75,000	73,652
5.800% 3/08/29	800,000	809,023
Nissan Motor Acceptance Co. LLC
2.450% 9/15/28 (e)	5,000	4,570
5.550% 9/13/29 (e)	10,000	9,639
6.125% 9/30/30 (e)	20,000	19,221
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% 1/15/31 (e)	60,000	58,301
		1,035,529
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.375% 10/15/32 (e)	30,000	29,692
7.750% 10/15/33 (e)	55,000	53,542
Clarios Global LP/Clarios US Finance Co.
6.750% 5/15/28 (e)	25,000	25,243
6.750% 2/15/30 (e)	95,000	97,138
6.750% 9/15/32 (e)	70,000	70,560
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% 4/15/31 (e)	75,000	73,936
6.375% 4/15/34 (e)	50,000	48,532
Forvia SE
6.750% 9/15/33 (e)	35,000	34,174
ZF North America Capital, Inc.
7.500% 3/24/31 (e)	40,000	39,293
6.875% 4/23/32 (e)	15,000	14,252
		486,362
Banks — 7.7%
Bank of America Corp.
1 day USD SOFR + 1.370% 1.922% VRN 10/24/31 (a)	70,000	62,037
1 day USD SOFR + 1.220% 2.299% VRN 7/21/32 (a)	3,700,000	3,266,117
1 day USD SOFR + 1.210% 2.572% VRN 10/20/32 (a)	700,000	622,803
1 day USD SOFR + 1.320% 2.687% VRN 4/22/32 (a)	135,000	122,339
1 day USD SOFR + 1.330% 2.972% VRN 2/04/33 (a)	65,000	58,839
5 yr. CMT + 2.351% 6.250% VRN (a) (g)	80,000	80,482
5 yr. CMT + 2.684% 6.625% VRN (a) (g)	100,000	102,524
Bank of New York Mellon Corp. 5 yr. CMT + 2.034%
5.625% VRN (a) (g)	55,000	53,862
Barclays PLC 1 day USD SOFR + 1.230%
5.367% VRN 2/25/31 (a)	1,100,000	1,119,104

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
BNP Paribas SA
1 day USD SOFR + 1.620% 5.786% VRN 1/13/33 (a) (e)	$500,000	$516,511
5 yr. CMT + 2.853% 6.875% VRN (a) (e) (g)	50,000	48,315
5 yr. CMT + 3.134% 7.450% VRN (a) (e) (f) (g)	50,000	50,189
Citigroup, Inc.
1 day USD SOFR + 1.167% 2.561% VRN 5/01/32 (a)	105,000	93,927
1 day USD SOFR + 3.914% 4.412% VRN 3/31/31 (a)	1,700,000	1,680,568
1 day USD SOFR + 1.465% 5.333% VRN 3/27/36 (a)	330,000	331,005
5 yr. CMT + 2.745% 6.500% VRN (a) (g)	75,000	74,818
5 yr. CMT + 3.001% 6.625% VRN (a) (g)	75,000	75,056
5 yr. CMT + 2.890% 6.875% VRN (a) (g)	95,000	95,671
5 yr. CMT + 2.726% 6.950% VRN (a) (g)	95,000	95,705
5 yr. CMT + 2.693% 7.125% VRN (a) (g)	40,000	40,393
Citizens Financial Group, Inc. 1 day USD SOFR + 1.910%
5.718% VRN 7/23/32 (a)	1,000,000	1,027,907
Deutsche Bank AG 1 day USD SOFR + 1.300%
4.950% VRN 8/04/31 (a)	700,000	697,363
Fifth Third Bancorp 1 day USD SOFR + 1.486%
4.895% VRN 9/06/30 (a)	600,000	602,001
Goldman Sachs Group, Inc.
1 day USD SOFR + 1.248% 2.383% VRN 7/21/32 (a)	2,100,000	1,853,825
1 day USD SOFR + 1.380% 5.536% VRN 1/28/36 (a)	335,000	340,523
10 yr. CMT + 2.400% 6.125% VRN (a) (f) (g)	50,000	49,740
5 yr. CMT + 2.461% 6.850% VRN (a) (g)	125,000	127,414
HSBC Holdings PLC 5 yr. CMT + 2.914%
6.750% VRN (a) (g)	145,000	143,453
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.510% 2.739% VRN 10/15/30 (a)	230,000	216,617
1 day USD SOFR + 1.315% 5.502% VRN 1/24/36 (a)	185,000	189,355
5 yr. CMT + 2.152% 6.500% VRN (a) (g)	80,000	82,091
JPMorgan Chase & Co. 1 day USD SOFR + 1.260%
2.963% VRN 1/25/33 (a)	4,000,000	3,628,891
Morgan Stanley
1 day USD SOFR + 1.020% 1.928% VRN 4/28/32 (a)	90,000	78,013
1 day USD SOFR + 1.178% 2.239% VRN 7/21/32 (a)	225,000	196,983
1 day USD SOFR + 1.200% 2.511% VRN 10/20/32 (a)	180,000	158,930
1 day USD SOFR + 1.290% 2.943% VRN 1/21/33 (a)	240,000	215,793
1 day USD SOFR + 3.120% 3.622% VRN 4/01/31 (a)	3,100,000	2,972,608
1 day USD SOFR + 1.555% 5.320% VRN 7/19/35 (a)	115,000	115,399
1 day USD SOFR + 1.418% 5.587% VRN 1/18/36 (a)	85,000	86,660
1 day USD SOFR + 1.580% 5.831% VRN 4/19/35 (a)	70,000	72,673
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (a)	55,000	54,830
NatWest Group PLC 1 yr. CMT + 2.550%
3.073% VRN 5/22/28 (a)	400,000	393,574
PNC Financial Services Group, Inc.
1 day USD SOFR + 1.259% 4.812% VRN 10/21/32 (a)	1,000,000	996,674
1 day USD SOFR + 1.902% 5.676% VRN 1/22/35 (a)	60,000	61,722
1 day USD SOFR + 2.284% 6.875% VRN 10/20/34 (a)	15,000	16,572
Societe Generale SA 1 yr. CMT + 1.200%
5.500% VRN 4/13/29 (a) (e)	600,000	608,963
UBS Group AG 1 day USD SOFR + 3.730%
4.194% VRN 4/01/31 (a) (e)	900,000	880,572

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Walker & Dunlop, Inc.
6.625% 4/01/33 (e)	$25,000	$24,442
Wells Fargo & Co.
1 day USD SOFR + 2.100% 4.897% VRN 7/25/33 (a)	200,000	198,977
1 day USD SOFR + 1.500% 5.150% VRN 4/23/31 (a)	2,700,000	2,746,132
1 day USD SOFR + 1.380% 5.211% VRN 12/03/35 (a)	10,000	9,956
1 day USD SOFR + 1.780% 5.499% VRN 1/23/35 (a)	335,000	341,013
5 yr. CMT + 2.340% 6.125% VRN (a) (g)	60,000	60,226
5 yr. CMT + 3.606% 7.625% VRN (a) (g)	30,000	31,514
		27,871,671
Beverages — 0.0%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250% 4/01/29 (e)	85,000	85,138
Biotechnology — 0.0%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (e)	15,000	12,657
Genmab AS/Genmab Finance LLC
6.250% 12/15/32 (e)	30,000	30,757
Travere Therapeutics, Inc., Convertible,
2.250% 3/01/29	45,000	56,736
		100,150
Building Materials — 0.1%
Builders FirstSource, Inc.
4.250% 2/01/32 (e)	45,000	41,433
6.375% 6/15/32 (e)	40,000	39,942
6.750% 5/15/35 (e)	20,000	19,981
Camelot Return Merger Sub, Inc.
8.750% 8/01/28 (e) (f)	110,000	64,289
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% 12/15/30 (e)	65,000	66,109
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% 2/01/30 (e)	60,000	51,824
Quikrete Holdings, Inc.
6.375% 3/01/32 (e)	75,000	76,050
6.750% 3/01/33 (e)	10,000	10,156
Smyrna Ready Mix Concrete LLC
8.875% 11/15/31 (e)	60,000	61,872
Standard Building Solutions, Inc.
6.500% 8/15/32 (e)	30,000	30,015
		461,671
Chemicals — 0.4%
Advancion Sciences, Inc. PIK 10.000%, Cash
9.250% 11/01/26 (e)	70,000	56,875
Axalta Coating Systems Dutch Holding B BV
7.250% 2/15/31 (e)	55,000	57,514
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.750% 6/15/27 (e)	15,000	14,899

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Celanese US Holdings LLC
6.500% 4/15/30 (f)	$30,000	$30,615
6.750% 4/15/33 (f)	25,000	25,649
7.000% 2/15/31	45,000	46,206
7.050% STEP 11/15/30	200,000	211,417
7.375% 2/15/34 (f)	40,000	40,981
Chemours Co.
4.625% 11/15/29 (e)	80,000	75,020
5.750% 11/15/28 (e)	53,000	52,477
7.875% 3/15/34 (e)	40,000	39,988
Consolidated Energy Finance SA
12.000% 2/15/31 (e)	55,000	54,175
Herens Holdco SARL
4.750% 5/15/28 (e) (f)	60,000	50,424
Mativ Holdings, Inc.
8.000% 10/01/29 (e)	25,000	23,285
Methanex Corp.
5.250% 12/15/29	30,000	29,701
5.650% 12/01/44 (f)	20,000	17,849
Methanex US Operations, Inc.
6.250% 3/15/32 (e) (f)	30,000	30,692
Olin Corp.
6.625% 4/01/33 (e)	25,000	24,456
Olympus Water US Holding Corp.
4.250% 10/01/28 (e)	30,000	28,654
6.250% 10/01/29 (e)	10,000	9,450
6.750% 8/01/32 (e)	40,000	38,093
7.250% 2/15/33 (e)	120,000	114,492
SCIH Salt Holdings, Inc.
4.875% 5/01/28 (e)	50,000	49,430
6.625% 5/01/29 (e)	80,000	79,600
WR Grace Holdings LLC
5.625% 8/15/29 (e)	100,000	91,972
6.625% 8/15/32 (e)	55,000	53,590
7.000% 8/01/33 (e)	25,000	24,279
7.375% 3/01/31 (e)	30,000	30,077
		1,401,860
Commercial Services — 0.4%
Allied Universal Holdco LLC
7.875% 2/15/31 (e)	20,000	20,624
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% 6/15/30 (e)	35,000	35,479
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% 6/01/28 (e)	70,000	68,350
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.375% 6/15/32 (e) (f)	15,000	14,918
Belron UK Finance PLC
5.750% 10/15/29 (e)	45,000	45,284
Block, Inc.
3.500% 6/01/31	15,000	13,640
5.625% 8/15/30 (e)	40,000	39,779
6.000% 8/15/33 (e)	40,000	39,339

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 5/15/32	$85,000	$85,776
CoreCivic, Inc.
8.250% 4/15/29	60,000	62,636
GEO Group, Inc.
8.625% 4/15/29	25,000	25,963
10.250% 4/15/31	75,000	80,009
Herc Holdings, Inc.
5.750% 3/15/31 (e)	25,000	24,622
6.000% 3/15/34 (e)	25,000	24,169
7.000% 6/15/30 (e)	70,000	71,776
7.250% 6/15/33 (e)	40,000	40,990
Service Corp. International
4.000% 5/15/31	65,000	60,589
5.125% 6/01/29	30,000	29,806
5.750% 10/15/32	60,000	59,885
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.750% 8/15/32 (e)	25,000	24,584
Sotheby's
7.375% 10/15/27 (e)	155,000	154,257
Sotheby's/Bidfair Holdings, Inc.
5.875% 6/01/29 (e)	15,000	14,083
StoneMor, Inc.
8.500% 5/15/29 (e)	70,000	68,263
TriNet Group, Inc.
7.125% 8/15/31 (e)	60,000	58,224
United Rentals North America, Inc.
5.375% 11/15/33 (e)	25,000	24,309
6.125% 3/15/34 (e)	80,000	81,007
Verisk Analytics, Inc.
4.450% 3/15/31	43,000	42,285
VM Consolidated, Inc.
5.500% 4/15/29 (e)	35,000	33,854
Wand NewCo 3, Inc.
7.625% 1/30/32 (e)	25,000	25,562
WEX, Inc.
6.500% 3/15/33 (e)	30,000	29,387
Williams Scotsman, Inc.
6.625% 4/15/30 (e)	25,000	25,395
		1,424,844
Computers — 0.6%
Ahead DB Holdings LLC
6.625% 5/01/28 (e)	100,000	97,814
Amentum Holdings, Inc.
7.250% 8/01/32 (e)	75,000	77,611
CACI International, Inc.
6.375% 6/15/33 (e)	65,000	66,165
Dell International LLC/EMC Corp.
4.500% 2/15/31	1,145,000	1,131,466
5.100% 2/15/36 (f)	400,000	391,121
Insight Enterprises, Inc.
6.625% 5/15/32 (e)	20,000	19,303

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Science Applications International Corp.
4.875% 4/01/28 (e)	$25,000	$24,603
5.875% 11/01/33 (e)	40,000	39,035
Seagate Data Storage Technology Pte. Ltd.
5.875% 7/15/30 (e)	120,000	121,973
		1,969,091
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	800,000	726,581
5 yr. CMT + 2.441% 6.500% VRN 1/31/56 (a)	75,000	75,077
Air Lease Corp. 5 yr. CMT + 3.149%
4.125% VRN (a) (g)	110,000	106,882
Aircastle Ltd. 5 yr. CMT + 4.410%
5.250% VRN (a) (e) (g)	65,000	64,658
Ally Financial, Inc. 5 yr. CMT + 3.868%
4.700% VRN (a) (g)	230,000	227,853
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (e)	171,000	165,205
4.850% 4/01/33 (e)	60,000	57,478
6.375% 5/04/28 (e)	900,000	926,375
Capital One Financial Corp. 1 day USD SOFR + 2.600%
5.247% VRN 7/26/30 (a)	700,000	709,465
Charles Schwab Corp. 10 yr. CMT + 3.079%
4.000% VRN (a) (g)	45,000	41,627
Coinbase Global, Inc.
3.375% 10/01/28 (e)	45,000	42,122
CrossCountry Intermediate HoldCo LLC
6.500% 10/01/30 (e)	35,000	33,360
6.750% 12/01/32 (e)	35,000	32,933
Focus Financial Partners LLC
6.750% 9/15/31 (e)	70,000	69,520
GGAM Finance Ltd.
5.875% 3/15/30 (e) (f)	10,000	9,963
6.875% 4/15/29 (e)	60,000	61,335
8.000% 2/15/27 (e)	30,000	30,276
Global Aircraft Leasing Co. Ltd.
8.750% 9/01/27 (e)	60,000	60,872
Hightower Holding LLC
6.750% 4/15/29 (e)	20,000	19,553
9.125% 1/31/30 (e)	65,000	66,281
Jane Street Group/JSG Finance, Inc.
4.500% 11/15/29 (e)	10,000	9,692
6.125% 11/01/32 (e)	65,000	64,278
6.750% 5/01/33 (e)	45,000	45,655
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% 8/15/28 (e)	35,000	32,615
OneMain Finance Corp.
6.125% 5/15/30	15,000	14,668
6.625% 5/15/29	35,000	35,034
6.750% 3/15/32	40,000	38,809
6.750% 9/15/33	40,000	38,354
7.125% 9/15/32	40,000	39,394

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
PennyMac Financial Services, Inc.
6.750% 2/15/34 (e)	$70,000	$65,509
6.875% 2/15/33 (e)	30,000	28,702
Rocket Cos., Inc.
6.125% 8/01/30 (e)	40,000	40,369
6.375% 8/01/33 (e)	55,000	55,591
6.500% 8/01/29 (e)	35,000	35,394
Takeoff Merger Sub, Inc.
4.400% 3/24/28 (e)	121,000	120,351
4.500% 3/24/29 (e)	120,000	119,228
4.850% 3/24/31 (e)	151,000	149,112
UWM Holdings LLC
6.250% 3/15/31 (e)	25,000	22,767
6.625% 2/01/30 (e)	50,000	47,159
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% 6/15/31 (e)	55,000	56,513
		4,586,610
Electric — 1.6%
AEP Texas, Inc.
5.200% 4/15/36	64,000	62,942
AES Corp.
3.950% 7/15/30 (e)	400,000	382,420
Alabama Power Co.
5.100% 4/02/35	310,000	312,494
Alpha Generation LLC
6.250% 1/15/34 (e)	50,000	49,117
6.750% 10/15/32 (e)	105,000	106,536
American Electric Power Co., Inc.
5 yr. CMT + 2.128% 5.800% VRN 3/15/56 (a)	40,000	39,513
5 yr. CMT + 1.940% 6.050% VRN 3/15/56 (a)	40,000	39,643
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
6.375% 2/15/32 (e)	115,000	112,364
Clearway Energy Operating LLC
3.750% 2/15/31 (e)	65,000	60,188
4.750% 3/15/28 (e)	10,000	9,867
5.750% 1/15/34 (e)	40,000	39,308
Cleco Corporate Holdings LLC
3.375% 9/15/29	200,000	186,950
Constellation Energy Generation LLC
4.625% 2/01/29 (e)	65,000	64,214
ContourGlobal Power Holdings SA
6.750% 2/28/30 (e)	35,000	35,393
Duke Energy Corp.
5.450% 6/15/34	300,000	306,642
Duke Energy Florida LLC
5.875% 11/15/33	70,000	74,318
Edison International 5 yr. CMT + 3.864%
8.125% VRN 6/15/53 (a)	55,000	55,996
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA
5.375% 12/30/30 (e)	59,421	54,099
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU
8.499% 6/30/32 (e)	15,000	15,120

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Eversource Energy
5 yr. CMT + 2.521% 6.100% VRN 8/15/56 (a)	$30,000	$29,629
5 yr. CMT + 2.325% 6.350% VRN 8/15/56 (a)	30,000	29,594
FirstEnergy Transmission LLC
4.750% 1/15/33	700,000	689,446
Hawaiian Electric Co., Inc.
6.000% 10/01/33 (e)	75,000	74,905
Lightning Power LLC
7.250% 8/15/32 (e)	65,000	67,566
NRG Energy, Inc.
3.625% 2/15/31 (e)	25,000	23,021
5.250% 6/15/29 (e)	85,000	84,155
5.750% 1/15/28	25,000	25,047
5.750% 1/15/34 (e)	70,000	69,050
6.000% 1/15/36 (e)	90,000	89,182
6.250% 11/01/34 (e)	55,000	55,438
PG&E Corp.
5 yr. CMT + 3.225% 6.850% VRN 9/15/56 (a)	59,000	58,300
5 yr. CMT + 3.883% 7.375% VRN 3/15/55 (a)	140,000	140,898
Puget Energy, Inc.
4.224% 3/15/32	400,000	381,557
RWE Finance US LLC
5.125% 9/18/35 (e)	200,000	194,441
Sempra 5 yr. CMT + 2.632%
6.375% VRN 4/01/56 (a)	90,000	90,405
Sierra Pacific Power Co.
5 yr. CMT + 2.549% 6.200% VRN 12/15/55 (a)	90,000	87,536
5 yr. CMT + 2.638% 6.375% VRN 9/15/56 (a)	60,000	59,510
Southern Co.
4.850% 3/15/35	700,000	680,961
Southwestern Electric Power Co.
5.200% 4/01/36	104,000	102,268
5.300% 4/01/33	125,000	126,753
Talen Energy Supply LLC
6.250% 2/01/34 (e)	55,000	54,387
6.500% 2/01/36 (e)	55,000	55,381
TransAlta Corp.
5.875% 2/01/34	35,000	34,764
Vistra Operations Co. LLC
4.375% 5/01/29 (e)	50,000	48,819
5.000% 7/31/27 (e)	60,000	59,788
6.875% 4/15/32 (e)	20,000	20,699
7.750% 10/15/31 (e)	120,000	125,698
Xcel Energy, Inc. 5 yr. CMT + 2.168%
5.750% VRN 12/03/56 (a)	80,000	78,094
XPLR Infrastructure Operating Partners LP
7.250% 1/15/29 (e)	20,000	20,583
7.750% 4/15/34 (e)	55,000	56,801
8.375% 1/15/31 (e) (f)	30,000	31,581
		5,753,381
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.
5.250% 4/15/31 (e)	45,000	44,731

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 4/15/34 (e)	$40,000	$39,394
		84,125
Electronics — 0.1%
Coherent Corp.
5.000% 12/15/29 (e)	155,000	152,027
Sensata Technologies, Inc.
6.625% 7/15/32 (e)	25,000	25,500
TTM Technologies, Inc.
4.000% 3/01/29 (e)	25,000	24,009
		201,536
Engineering & Construction — 0.2%
AECOM
6.000% 8/01/33 (e)	65,000	64,929
Artera Services LLC
8.500% 2/15/31 (e) (f)	225,000	192,663
Brand Industrial Services, Inc.
10.375% 8/01/30 (e)	100,000	91,391
HTA Group Ltd./Mauritius
6.750% 4/01/31 (e) (h)	75,000	74,114
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (e)	50,000	49,904
TopBuild Corp.
3.625% 3/15/29 (e)	10,000	9,523
4.125% 2/15/32 (e)	35,000	32,255
5.625% 1/31/34 (e)	55,000	53,833
		568,612
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.500% 2/15/32 (e)	90,000	88,952
7.000% 2/15/30 (e)	30,000	30,371
Churchill Downs, Inc.
4.750% 1/15/28 (e)	25,000	24,663
6.750% 5/01/31 (e)	75,000	76,410
Discovery Global Holdings, Inc.
4.279% 3/15/32	10,000	8,850
5.050% 3/15/42	50,000	32,940
5.141% 3/15/52	15,000	9,113
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% 10/01/29 (e)	20,000	19,741
7.125% 2/15/31 (e)	20,000	20,965
		312,005
Environmental Controls — 0.1%
Clean Harbors, Inc.
5.750% 10/15/33 (e)	20,000	19,951
6.375% 2/01/31 (e)	55,000	55,856
GFL Environmental Holdings U.S., Inc.
5.500% 2/01/34 (e)	80,000	78,464

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
GFL Environmental, Inc.
6.750% 1/15/31 (e)	$45,000	$46,567
Madison IAQ LLC
5.875% 6/30/29 (e)	80,000	78,453
Waste Pro USA, Inc.
7.000% 2/01/33 (e)	35,000	35,394
Wrangler Holdco Corp.
6.625% 4/01/32 (e)	45,000	46,336
		361,021
Food — 0.6%
Albertsons Cos., Inc.
5.625% 3/31/32 (e)	40,000	39,381
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% 3/15/29 (e)	60,000	57,236
4.875% 2/15/30 (e)	75,000	73,413
5.500% 3/31/31 (e)	30,000	29,660
5.750% 3/31/34 (e)	20,000	19,567
6.250% 3/15/33 (e)	15,000	15,101
C&S Group Enterprises LLC
5.000% 12/15/28 (e)	45,000	41,847
Fiesta Purchaser, Inc.
7.875% 3/01/31 (e)	30,000	30,542
9.625% 9/15/32 (e) (f)	80,000	81,478
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.000% 5/15/32	134,000	119,077
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.
9.000% 2/15/29 (e)	60,000	62,463
Lamb Weston Holdings, Inc.
4.375% 1/31/32 (e)	80,000	74,316
Mars, Inc.
5.200% 3/01/35 (e)	1,100,000	1,110,473
Performance Food Group, Inc.
4.250% 8/01/29 (e)	55,000	52,831
5.625% 3/01/34 (e)	45,000	43,402
6.125% 9/15/32 (e)	50,000	50,092
Pilgrim's Pride Corp.
3.500% 3/01/32	75,000	68,081
Post Holdings, Inc.
4.625% 4/15/30 (e)	25,000	24,000
6.250% 10/15/34 (e)	25,000	24,480
US Foods, Inc.
4.625% 6/01/30 (e)	125,000	121,712
5.750% 4/15/33 (e)	105,000	104,533
		2,243,685
Food Services — 0.1%
Aramark Services, Inc.
5.000% 2/01/28 (e)	115,000	114,321
TKC Holdings, Inc.
8.500% 8/15/30 (e)	70,000	70,583

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
12.000% 2/15/31 (e)	$40,000	$41,261
		226,165
Gas — 0.1%
NiSource, Inc.
5.350% 4/01/34 (f)	500,000	508,734
Health Care - Products — 0.1%
Avantor Funding, Inc.
3.875% 11/01/29 (e)	125,000	117,274
Insulet Corp.
6.500% 4/01/33 (e)	40,000	40,828
Medline Borrower LP
3.875% 4/01/29 (e)	205,000	198,309
5.250% 10/01/29 (e)	60,000	59,472
		415,883
Health Care - Services — 0.9%
Acadia Healthcare Co., Inc.
7.375% 3/15/33 (e) (f)	20,000	20,476
Centene Corp.
2.450% 7/15/28	600,000	558,779
3.000% 10/15/30	453,000	396,991
3.375% 2/15/30	15,000	13,550
4.625% 12/15/29	60,000	56,957
Charles River Laboratories International, Inc.
3.750% 3/15/29 (e)	85,000	80,549
4.000% 3/15/31 (e)	10,000	9,303
4.250% 5/01/28 (e)	5,000	4,887
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (e) (f)	30,000	27,658
6.125% 4/01/30 (e)	15,000	13,042
9.750% 1/15/34 (e)	30,000	31,136
10.875% 1/15/32 (e)	20,000	21,457
Cigna Group
5.250% 1/15/36	400,000	400,515
DaVita, Inc.
3.750% 2/15/31 (e)	35,000	32,093
4.625% 6/01/30 (e)	90,000	86,536
6.750% 7/15/33 (e)	30,000	30,515
HealthEquity, Inc.
4.500% 10/01/29 (e)	95,000	91,911
Humana, Inc. 5 yr. CMT + 2.891%
6.625% VRN 9/15/56 (a)	140,000	134,538
IQVIA, Inc.
6.250% 6/01/32 (e)	65,000	66,007
6.500% 5/15/30 (e)	90,000	91,883
Modivcare, Inc.
10.000% 10/01/29 (c) (d) (e)	401,100	521
Molina Healthcare, Inc.
3.875% 11/15/30 (e)	20,000	17,881
3.875% 5/15/32 (e)	15,000	13,029

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
6.250% 1/15/33 (e)	$90,000	$87,263
6.500% 2/15/31 (e)	75,000	73,733
Surgery Center Holdings, Inc.
7.250% 4/15/32 (e) (f)	30,000	29,465
Tenet Healthcare Corp.
4.250% 6/01/29	100,000	96,965
4.375% 1/15/30	55,000	53,272
4.625% 6/15/28	75,000	74,329
5.500% 11/15/32 (e)	50,000	49,539
UnitedHealth Group, Inc.
5.300% 6/15/35 (f)	170,000	173,423
5.625% 7/15/54	405,000	385,995
US Acute Care Solutions LLC
9.750% 5/15/29 (e)	55,000	53,133
		3,277,331
Home Builders — 0.1%
Century Communities, Inc.
6.625% 9/15/33 (e)	35,000	34,288
LGI Homes, Inc.
4.000% 7/15/29 (e)	10,000	8,907
7.000% 11/15/32 (e) (f)	125,000	115,903
8.750% 12/15/28 (e)	25,000	25,578
Risewell Homes, Inc.
8.500% 11/01/30 (e)	35,000	34,224
Taylor Morrison Communities, Inc.
5.750% 11/15/32 (e)	30,000	30,026
		248,926
Home Furnishing — 0.1%
Somnigroup International, Inc.
3.875% 10/15/31 (e)	25,000	22,729
4.000% 4/15/29 (e)	55,000	52,891
Whirlpool Corp.
6.125% 6/15/30	20,000	19,527
6.500% 6/15/33 (f)	65,000	61,583
		156,730
Insurance — 1.8%
Acrisure LLC/Acrisure Finance, Inc.
6.000% 8/01/29 (e)	65,000	61,035
6.750% 7/01/32 (e)	25,000	24,091
7.500% 11/06/30 (e)	75,000	75,230
8.250% 2/01/29 (e)	30,000	29,658
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.875% 11/01/29 (e)	65,000	62,889
6.750% 4/15/28 (e)	40,000	40,218
7.000% 1/15/31 (e)	25,000	25,213
AmWINS Group, Inc.
4.875% 6/30/29 (e)	85,000	81,427
6.375% 2/15/29 (e)	15,000	15,087

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875% 11/01/29 (e)	$90,000	$81,384
Asurion LLC/Asurion Co-Issuer, Inc.
8.000% 12/31/32 (e)	45,000	46,685
Athene Global Funding
1 day USD SOFR + 0.950% 4.596% FRN 4/19/27 (a) (e)	360,000	360,054
5.583% 1/09/29 (e)	662,000	668,087
Athene Holding Ltd. 5 yr. CMT + 2.582%
6.875% VRN 6/28/55 (a)	85,000	79,471
Broadstreet Partners Group LLC
5.875% 4/15/29 (e)	70,000	68,219
Corebridge Financial, Inc.
3.900% 4/05/32	1,000,000	937,796
Equitable Holdings, Inc.
4.572% 2/15/29 (e)	500,000	496,767
Five Corners Funding Trust II
2.850% 5/15/30 (e)	400,000	372,617
Grand River Funding Trust I
6.311% 2/15/36 (e)	250,000	252,209
HUB International Ltd.
5.625% 12/01/29 (e)	10,000	9,700
7.250% 6/15/30 (e)	100,000	102,440
7.375% 1/31/32 (e)	75,000	76,497
Jackson Financial, Inc.
5.670% 6/08/32 (f)	500,000	501,627
MetLife, Inc.
5.300% 12/15/34 (f)	300,000	306,946
Panther Escrow Issuer LLC
7.125% 6/01/31 (e)	85,000	85,286
Reinsurance Group of America, Inc.
5.750% 9/15/34	900,000	914,237
Ryan Specialty LLC
4.375% 2/01/30 (e)	20,000	19,375
5.875% 8/01/32 (e)	30,000	29,651
Unum Group
4.000% 6/15/29	400,000	392,030
USI, Inc.
7.500% 1/15/32 (e)	105,000	106,382
		6,322,308
Internet — 0.2%
Cogent Communications Group LLC/Cogent Finance, Inc.
7.000% 6/15/27 (e) (f)	140,000	138,481
Gen Digital, Inc.
6.250% 4/01/33 (e)	25,000	24,303
ION Platform Finance US, Inc./ION Platform Finance SARL
5.750% 5/15/28 (e)	60,000	56,931
Match Group Holdings II LLC
3.625% 10/01/31 (e)	35,000	31,118
4.125% 8/01/30 (e)	10,000	9,267
Snap, Inc.
6.875% 3/15/34 (e)	25,000	23,514

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Uber Technologies, Inc.
4.800% 9/15/34	$325,000	$318,178
Wayfair LLC
6.750% 11/15/32 (e)	65,000	65,494
7.250% 10/31/29 (e)	100,000	102,079
		769,365
Investment Companies — 0.7%
ARES Strategic Income Fund
5.700% 3/15/28	900,000	898,604
Blackstone Private Credit Fund
7.300% 11/27/28	300,000	306,139
Compass Group Diversified Holdings LLC
5.250% 4/15/29 (e)	65,000	60,449
HPS Corporate Lending Fund
5.450% 1/14/28	500,000	496,210
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% 2/01/29	15,000	12,801
5.250% 5/15/27	80,000	78,393
9.000% 6/15/30	35,000	32,823
9.750% 1/15/29	35,000	34,410
Riot Platforms, Inc., Convertible,
0.750% 1/15/30	96,000	110,160
Sixth Street Lending Partners
6.125% 7/15/30	200,000	198,828
Sixth Street Specialty Lending, Inc.
6.125% 3/01/29 (f)	100,000	100,831
Terawulf, Inc., Convertible,
0.000% 5/01/32 (e)	69,000	71,271
		2,400,919
Iron & Steel — 0.1%
Carpenter Technology Corp.
5.625% 3/01/34 (e)	50,000	49,540
Cleveland-Cliffs, Inc.
7.375% 5/01/33 (e)	15,000	14,674
7.500% 9/15/31 (e)	40,000	39,898
7.625% 1/15/34 (e)	20,000	19,539
Commercial Metals Co.
3.875% 2/15/31	20,000	18,418
5.750% 11/15/33 (e)	20,000	19,790
Mineral Resources Ltd.
7.000% 4/01/31 (e)	25,000	25,548
9.250% 10/01/28 (e)	35,000	36,264
Samarco Mineracao SA PIK 9.000%, Cash
9.500% 6/30/31 (e)	72,469	71,303
		294,974
Leisure Time — 0.2%
Acushnet Co.
5.625% 12/01/33 (e)	25,000	24,806

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Carnival Corp.
5.125% 5/01/29 (e)	$50,000	$49,639
5.750% 3/15/30 (e)	80,000	80,635
5.875% 6/15/31 (e)	85,000	86,045
5.750% 8/01/32 (e)	25,000	24,992
6.125% 2/15/33 (e)	85,000	85,852
Life Time, Inc.
6.000% 11/15/31 (e)	105,000	105,832
MajorDrive Holdings IV LLC
6.375% 6/01/29 (e)	25,000	18,492
Patrick Industries, Inc.
4.750% 5/01/29 (e)	15,000	14,589
6.375% 11/01/32 (e)	20,000	19,999
Royal Caribbean Cruises Ltd.
6.250% 3/15/32 (e)	90,000	92,014
Viking Cruises Ltd.
9.125% 7/15/31 (e)	35,000	36,923
5.875% 10/15/33 (e)	70,000	69,112
		708,930
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
3.750% 5/01/29 (e)	110,000	105,297
4.000% 5/01/31 (e)	35,000	32,818
5.500% 3/31/34 (e)	30,000	29,309
5.750% 9/15/33 (e)	45,000	44,797
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% 1/15/32 (e)	100,000	98,771
Station Casinos LLC
4.500% 2/15/28 (e)	40,000	39,205
6.625% 3/15/32 (e)	20,000	20,078
		370,275
Machinery - Construction & Mining — 0.0%
BWX Technologies, Inc.
4.125% 6/30/28 (e)	85,000	82,647
4.125% 4/15/29 (e)	45,000	43,255
		125,902
Machinery -Diversified — 0.0%
Mueller Water Products, Inc.
4.000% 6/15/29 (e)	40,000	38,536
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (e)	55,000	50,130
4.500% 8/15/30 (e)	160,000	149,517
4.500% 5/01/32	50,000	44,663
4.750% 3/01/30 (e)	100,000	94,887
5.125% 5/01/27 (e)	9,000	8,990
5.375% 6/01/29 (e)	40,000	39,450

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
7.000% 2/01/33 (e)	$75,000	$75,206
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	90,392
5.375% 5/01/47	1,300,000	1,046,095
6.384% 10/23/35	1,300,000	1,320,129
CSC Holdings LLC
3.375% 2/15/31 (e)	185,000	108,678
4.500% 11/15/31 (e)	185,000	109,688
4.625% 12/01/30 (e)	40,000	14,115
5.375% 2/01/28 (e)	25,000	18,489
5.500% 4/15/27 (e)	20,000	17,348
DISH DBS Corp.
5.250% 12/01/26 (e)	45,000	44,614
DISH Network Corp.
11.750% 11/15/27 (e)	50,000	51,512
EW Scripps Co.
9.875% 8/15/30 (e)	120,000	116,493
Nexstar Media, Inc.
6.500% 9/15/33 (e)	45,000	45,343
Scripps Escrow II, Inc.
3.875% 1/15/29 (e) (f)	45,000	41,622
Sirius XM Radio LLC
4.125% 7/01/30 (e)	15,000	14,045
5.000% 8/01/27 (e)	4,000	3,994
5.500% 7/01/29 (e)	10,000	9,966
Time Warner Cable LLC
5.500% 9/01/41	385,000	331,813
5.875% 11/15/40	170,000	154,060
Univision Communications, Inc.
4.500% 5/01/29 (e)	40,000	37,580
7.375% 6/30/30 (e)	25,000	24,498
8.000% 8/15/28 (e)	20,000	20,300
8.500% 7/31/31 (e)	100,000	100,488
9.375% 8/01/32 (e)	60,000	61,837
Virgin Media Secured Finance PLC
5.500% 5/15/29 (e)	15,000	14,386
VZ Secured Financing BV
5.000% 1/15/32 (e)	20,000	17,144
		4,277,472
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.375% 3/01/34 (e)	40,000	38,925
6.375% 6/15/30 (e)	20,000	20,173
Vallourec SACA
7.500% 4/15/32 (e)	65,000	68,121
		127,219
Mining — 0.1%
Alcoa Nederland Holding BV
4.125% 3/31/29 (e)	80,000	77,771

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Alumina Pty. Ltd.
6.375% 9/15/32 (e)	$55,000	$56,498
Capstone Copper Corp.
6.750% 3/31/33 (e)	70,000	69,539
ERO Copper Corp.
6.500% 2/15/30 (e)	90,000	88,924
First Quantum Minerals Ltd.
6.375% 2/15/36 (e)	95,000	91,392
7.250% 2/15/34 (e)	25,000	25,451
8.000% 3/01/33 (e)	40,000	41,694
Kaiser Aluminum Corp.
5.875% 3/01/34 (e)	20,000	19,637
Volcan Cia Minera SAA
8.500% 10/28/32 (e)	30,000	30,417
		501,323
Miscellaneous - Manufacturing — 0.1%
Axon Enterprise, Inc.
6.125% 3/15/30 (e)	65,000	66,076
Enpro, Inc.
6.125% 6/01/33 (e)	50,000	50,573
Entegris, Inc.
4.375% 4/15/28 (e)	80,000	78,684
5.950% 6/15/30 (e)	85,000	85,536
LSB Industries, Inc.
6.250% 10/15/28 (e)	45,000	44,721
		325,590
Oil & Gas — 1.4%
Breakwater Energy Holdings SARL
9.250% 11/15/30 (e)	30,000	31,506
California Resources Corp.
7.000% 1/15/34 (e)	35,000	35,286
8.250% 6/15/29 (e)	46,000	48,127
Canacol Energy Ltd.
5.750% 11/24/28 (e) (i)	40,000	14,050
Cenovus Energy, Inc.
4.650% 3/20/31	66,000	65,543
5.400% 3/20/36	50,000	49,742
CITGO Petroleum Corp.
8.375% 1/15/29 (e)	40,000	41,307
CNX Resources Corp.
5.875% 3/01/34 (e)	40,000	38,955
7.250% 3/01/32 (e)	35,000	36,066
Comstock Resources, Inc.
5.875% 1/15/30 (e)	110,000	106,433
6.750% 3/01/29 (e)	30,000	29,611
CVR Energy, Inc.
7.500% 2/15/31 (e)	75,000	75,560
DBR Land Holdings LLC
6.250% 12/01/30 (e)	45,000	45,562

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Energean Israel Finance Ltd.
5.375% 3/30/28 (e)	$15,000	$14,401
5.875% 3/30/31 (e)	45,000	41,801
Kosmos Energy Ltd.
7.500% 3/01/28 (e)	115,000	110,619
Matador Resources Co.
6.000% 4/15/34 (e)	15,000	14,905
6.250% 4/15/33 (e)	30,000	30,028
6.500% 4/15/32 (e)	35,000	35,381
Moss Creek Resources Holdings, Inc.
8.250% 9/01/31 (e)	35,000	34,978
Nabors Industries, Inc.
8.875% 8/15/31 (e) (f)	20,000	20,836
Northern Oil & Gas, Inc.
7.875% 10/15/33 (e)	70,000	72,426
8.750% 6/15/31 (e)	75,000	77,988
Occidental Petroleum Corp.
5.550% 10/01/34 (f)	1,100,000	1,118,657
PBF Holding Co. LLC/PBF Finance Corp.
9.875% 3/15/30 (e) (f)	135,000	144,714
Permian Resources Operating LLC
5.875% 7/01/29 (e)	10,000	10,011
6.250% 2/01/33 (e)	45,000	45,839
7.000% 1/15/32 (e)	70,000	72,485
Petroleos Mexicanos
5.950% 1/28/31	50,000	47,804
6.625% 6/15/35	300,000	279,582
7.690% 1/23/50	2,000,000	1,731,975
Seadrill Finance Ltd.
8.375% 8/01/30 (e)	25,000	25,854
Sunoco LP
5.375% 7/15/31 (e)	60,000	59,518
5.625% 3/15/31 (e)	95,000	94,564
5.625% 7/15/34 (e)	55,000	54,159
5 yr. CMT + 4.230% 7.875% VRN (a) (e) (g)	140,000	142,944
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	85,000	82,885
Transocean International Ltd.
7.875% 10/15/32 (e)	10,000	10,685
8.250% 5/15/29 (e)	80,000	82,660
8.500% 5/15/31 (e)	65,000	68,172
8.750% 2/15/30 (e)	17,500	18,203
Valaris Ltd.
8.375% 4/30/30 (e)	30,000	31,086
		5,192,908
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% 4/01/28 (e)	15,000	15,000
6.625% 9/01/32 (e)	55,000	56,081
Archrock Services LP/Archrock Partners Finance Corp.
6.000% 2/01/34 (e)	40,000	39,603
Kodiak Gas Services LLC
5.875% 4/01/31 (e)	35,000	35,173

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
6.500% 10/01/33 (e)	$40,000	$40,432
6.750% 10/01/35 (e)	30,000	30,477
7.250% 2/15/29 (e)	35,000	36,262
SESI LLC
7.875% 9/30/30 (e)	20,000	20,394
TGS ASA
8.500% 1/15/30 (e)	50,000	52,231
USA Compression Partners LP/USA Compression Finance Corp.
6.250% 10/01/33 (e)	40,000	39,874
7.125% 3/15/29 (e)	25,000	25,579
WBI Operating LLC
6.250% 10/15/30 (e)	50,000	50,298
6.500% 10/15/33 (e)	40,000	39,695
		481,099
Packaging & Containers — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (e)	105,000	96,149
6.250% 1/30/31 (e)	95,000	94,184
Ball Corp.
3.125% 9/15/31	30,000	27,018
5.500% 9/15/33	55,000	55,032
6.000% 6/15/29	30,000	30,431
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (e)	50,000	49,103
6.750% 4/15/32 (e)	40,000	37,846
8.750% 4/15/30 (e)	115,000	107,303
Crown Americas LLC
5.875% 6/01/33	75,000	74,965
Graphic Packaging International LLC
6.375% 7/15/32 (e) (f)	55,000	54,740
Sealed Air Corp.
5.000% 4/15/29 (e)	10,000	10,075
Sealed Air Corp./Sealed Air Corp. US
6.125% 2/01/28 (e)	20,000	20,251
		657,097
Pharmaceuticals — 0.5%
1261229 BC Ltd.
10.000% 4/15/32 (e)	210,000	215,007
Bayer US Finance II LLC
4.375% 12/15/28 (e)	698,000	690,998
CVS Health Corp.
4.780% 3/25/38	65,000	59,900
5.450% 9/15/35	500,000	501,944
5.700% 6/01/34	30,000	30,831
5 yr. CMT + 2.516% 6.750% VRN 12/10/54 (a)	30,000	30,376
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (a)	100,000	103,059
Grifols SA
4.750% 10/15/28 (e)	15,000	14,692
Jazz Securities DAC
4.375% 1/15/29 (e)	40,000	39,011

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.125% 4/30/31 (e)	$55,000	$44,824
6.750% 5/15/34 (e)	20,000	17,817
Teva Pharmaceutical Finance Netherlands III BV
6.000% 12/01/32	25,000	25,659
Teva Pharmaceutical Finance Netherlands IV BV
5.750% 12/01/30 (f)	50,000	50,635
		1,824,753
Pipelines — 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.750% 10/15/33 (e)	45,000	44,501
Cheniere Energy, Inc.
5.200% 7/30/36 (e)	75,000	74,234
CNX Midstream Partners LP
4.750% 4/15/30 (e)	45,000	42,783
CQP Holdco LP/BIP-V Chinook Holdco LLC
7.500% 12/15/33 (e)	70,000	73,462
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.625% 3/15/29 (e)	80,000	82,782
DT Midstream, Inc.
4.375% 6/15/31 (e)	40,000	38,557
Energy Transfer LP
5.750% 2/15/33	500,000	520,001
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (a)	75,000	74,098
5 yr. CMT + 2.475% 6.750% VRN 2/15/56 (a)	75,000	74,591
5 yr. CMT + 5.306% 7.125% VRN (a) (g)	20,000	20,356
Global Partners LP/GLP Finance Corp.
6.875% 1/15/29	70,000	70,052
7.125% 7/01/33 (e)	25,000	25,204
8.250% 1/15/32 (e)	35,000	36,171
Harvest Midstream I LP
7.500% 5/15/32 (e)	80,000	81,542
Hess Midstream Operations LP
4.250% 2/15/30 (e)	55,000	52,852
6.500% 6/01/29 (e)	100,000	102,153
Howard Midstream Energy Partners LLC
6.625% 1/15/34 (e)	40,000	40,152
7.375% 7/15/32 (e)	70,000	72,383
Kinetik Holdings LP
5.875% 6/15/30 (e)	60,000	60,221
6.625% 12/15/28 (e)	55,000	55,931
MPLX LP
4.950% 9/01/32	800,000	796,373
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.024% VRN (a) (g)	170,000	169,604
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 1/15/31	800,000	797,565
Prairie Acquiror LP
9.000% 8/01/29 (e)	80,000	82,639
Rockies Express Pipeline LLC
6.750% 3/15/33 (e)	40,000	41,176

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% 12/31/30 (e)	$55,000	$54,720
6.750% 3/15/34 (e)	20,000	20,100
7.375% 2/15/29 (e)	20,000	20,575
Targa Resources Corp.
4.350% 4/15/31	96,000	93,980
4.900% 9/15/30	500,000	504,224
5.650% 2/15/36	400,000	405,878
Venture Global Calcasieu Pass LLC
4.125% 8/15/31 (e)	10,000	9,276
Venture Global Plaquemines LNG LLC
6.125% 12/15/30 (e)	40,000	41,137
6.500% 1/15/34 (e)	51,000	53,165
6.500% 6/15/34 (e)	45,000	46,843
6.750% 1/15/36 (e)	120,000	127,098
7.500% 5/01/33 (e)	20,000	21,984
7.750% 5/01/35 (e)	25,000	28,019
Western Midstream Operating LP
4.050% STEP 2/01/30	900,000	873,967
Williams Cos., Inc.
2.600% 3/15/31	800,000	724,187
		6,554,536
Real Estate — 0.0%
Compass, Inc., Convertible,
0.250% 4/15/31 (e)	35,000	29,295
Redfin Corp., Convertible,
0.500% 4/01/27	120,000	114,480
		143,775
Real Estate Investment Trusts (REITS) — 2.4%
Agree LP
5.600% 6/15/35	500,000	513,009
American Homes 4 Rent LP
2.375% 7/15/31	155,000	136,395
Brixmor Operating Partnership LP
5.200% 4/01/32	700,000	704,468
COPT Defense Properties LP
4.500% 10/15/30	1,000,000	987,079
CTR Partnership LP/CareTrust Capital Corp.
3.875% 6/30/28 (e)	40,000	38,866
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	32,000	30,715
4.000% 1/15/31	75,000	70,919
5.625% 3/01/36	75,000	72,945
Healthcare Realty Holdings LP
3.100% 2/15/30	495,000	465,905
3.625% 1/15/28	45,000	44,081
Millrose Properties, Inc.
6.375% 8/01/30 (e)	50,000	49,984
MPT Operating Partnership LP/MPT Finance Corp.
5.000% 10/15/27 (f)	110,000	102,392

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Omega Healthcare Investors, Inc.
3.375% 2/01/31	$590,000	$545,292
3.625% 10/01/29	800,000	768,365
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.875% 10/01/28 (e)	25,000	24,880
7.000% 2/01/30 (e)	30,000	30,367
Phillips Edison Grocery Center Operating Partnership I LP
4.750% 3/15/33	89,000	86,845
5.750% 7/15/34	500,000	512,988
Regency Centers LP
5.000% 7/15/32	400,000	402,976
RHP Hotel Properties LP/RHP Finance Corp.
5.750% 3/15/34 (e)	35,000	34,540
6.500% 6/15/33 (e)	40,000	40,731
Sabra Health Care LP
3.200% 12/01/31	600,000	541,767
Starwood Property Trust, Inc.
5.250% 10/15/28 (e)	20,000	19,772
6.500% 7/01/30 (e)	40,000	40,851
6.500% 10/15/30 (e)	50,000	50,711
Sun Communities Operating LP
2.700% 7/15/31 (f)	600,000	536,690
Tanger Properties LP
2.750% 9/01/31	800,000	714,435
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
6.000% 1/15/30 (e)	35,000	32,920
Ventas Realty LP
3.000% 1/15/30	600,000	565,133
VICI Properties LP
5.125% 5/15/32	500,000	492,730
VICI Properties LP/VICI Note Co., Inc.
3.875% 2/15/29 (e)	60,000	58,308
4.125% 8/15/30 (e)	19,000	18,195
		8,735,254
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc.
4.000% 10/15/30 (e)	190,000	178,586
6.125% 6/15/29 (e)	130,000	132,102
Asbury Automotive Group, Inc.
4.625% 11/15/29 (e)	30,000	29,002
5.000% 2/15/32 (e)	35,000	33,145
Bath & Body Works, Inc.
6.625% 10/01/30 (e)	85,000	85,801
EG Global Finance PLC
12.000% 11/30/28 (e)	200,000	213,990
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
4.625% 1/15/29 (e)	15,000	14,336
6.750% 1/15/30 (e)	160,000	149,448
Group 1 Automotive, Inc.
6.375% 1/15/30 (e)	105,000	105,704
LBM Acquisition LLC
6.250% 1/15/29 (e) (f)	25,000	18,269
9.500% 6/15/31 (e)	115,000	100,101

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Michaels Cos., Inc.
8.500% 3/15/33 (e)	$80,000	$77,880
Park River Holdings, Inc.
8.000% 3/15/31 (e)	20,000	19,908
QXO Building Products, Inc.
6.750% 4/30/32 (e)	65,000	66,299
Saks Global Enterprises LLC
11.000% 12/15/29 (e) (i)	89,327	1,452
Staples, Inc.
10.750% 9/01/29 (e)	110,000	101,730
Yum! Brands, Inc.
3.625% 3/15/31	25,000	23,094
4.625% 1/31/32	35,000	33,423
4.750% 1/15/30 (e)	35,000	34,416
		1,418,686
Semiconductors — 0.6%
Broadcom, Inc.
2.450% 2/15/31	900,000	817,371
3.137% 11/15/35 (e)	800,000	679,668
MKS, Inc., Convertible,
1.250% 6/01/30	27,000	44,604
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.850% 8/19/32	600,000	591,852
Wolfspeed, Inc., Convertible,
3.500% 3/15/31 (e)	57,000	60,135
		2,193,630
Software — 0.9%
Cloud Software Group, Inc.
6.500% 3/31/29 (e)	105,000	102,435
9.000% 9/30/29 (e)	170,000	163,995
CoreWeave, Inc.
9.000% 2/01/31 (e)	80,000	76,122
9.250% 6/01/30 (e)	125,000	121,457
Elastic NV
4.125% 7/15/29 (e)	105,000	98,498
Ellucian Holdings, Inc.
6.500% 12/01/29 (e)	60,000	58,606
Fair Isaac Corp.
4.000% 6/15/28 (e)	25,000	24,261
6.000% 5/15/33 (e)	70,000	68,685
MSCI, Inc.
5.250% 9/01/35	459,000	449,616
OAK-Eagle Acquireco, Inc.
7.250% 7/01/33 (e) (h)	65,000	67,346
8.750% 7/01/34 (e) (h)	70,000	73,282
Open Text Corp.
3.875% 12/01/29 (e)	20,000	17,873
Oracle Corp.
3.600% 4/01/40	45,000	32,624
3.800% 11/15/37	55,000	43,678

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
4.800% 9/26/32	$700,000	$666,644
5.350% 5/04/33	50,000	48,674
5.950% 9/26/55	400,000	336,508
Paychex, Inc.
5.350% 4/15/32	400,000	402,017
SS&C Technologies, Inc.
5.500% 9/30/27 (e)	20,000	20,013
6.500% 6/01/32 (e)	65,000	65,002
Strategy, Inc., Convertible,
0.000% 12/01/29	161,000	133,549
UKG, Inc.
6.875% 2/01/31 (e)	135,000	131,938
		3,202,823
Telecommunications — 1.1%
Altice Financing SA
5.000% 1/15/28 (e)	23,000	16,150
9.625% 7/15/27 (e)	35,000	25,965
Altice France Lux 3/Altice Holdings 1
10.000% 1/15/33 (e)	10,000	9,088
Altice France SA
6.875% 7/15/32 (e)	271,767	257,507
APLD ComputeCo 2 LLC
6.750% 3/15/31 (e)	60,000	59,563
APLD ComputeCo LLC
9.250% 12/15/30 (e)	185,000	190,610
AT&T, Inc.
2.550% 12/01/33	1,000,000	846,237
Black Pearl Compute LLC
6.125% 2/15/31 (e)	43,000	43,765
C&W Senior Finance Ltd.
9.000% 1/15/33 (e)	65,000	65,660
Cipher Compute LLC
7.125% 11/15/30 (e)	90,000	93,243
EchoStar Corp.
Convertible, PIK 3.875%, Cash 3.875% 11/30/30	50,000	178,605
PIK 6.750%, Cash 6.750% 11/30/30	95,000	95,927
10.750% 11/30/29	109,000	117,747
Flash Compute LLC
7.250% 12/31/30 (e)	100,000	100,679
Iliad Holding SAS
7.000% 4/15/32 (e)	50,000	50,060
Level 3 Financing, Inc.
6.875% 6/30/33 (e)	130,000	132,382
7.000% 3/31/34 (e)	80,000	81,887
8.500% 1/15/36 (e)	40,000	41,736
Liquid Telecommunications Financing PLC
5.500% 9/04/26 (e)	80,000	77,007
Millicom International Cellular SA
4.500% 4/27/31 (e)	30,000	27,344
NTT Finance Corp.
4.876% 7/16/30 (e)	200,000	201,264

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Rogers Communications, Inc.
5 yr. CMT + 2.840% 6.875% VRN 7/31/56 (a)	$60,000	$60,230
5 yr. CMT + 2.653% 7.000% VRN 4/15/55 (a)	35,000	35,138
5 yr. CMT + 2.620% 7.125% VRN 4/15/55 (a)	50,000	51,164
Sable International Finance Ltd.
7.125% 10/15/32 (e)	120,000	118,533
SV RNO Property Owner 1 LLC
5.875% 3/01/31 (e)	45,000	44,482
T-Mobile USA, Inc.
5.050% 7/15/33	500,000	503,463
TELUS Corp.
5 yr. CMT + 2.694% 6.375% VRN 6/09/56 (a)	45,000	44,549
5 yr. CMT + 2.769% 6.625% VRN 10/15/55 (a)	15,000	15,006
5 yr. CMT + 2.515% 6.625% VRN 6/09/56 (a)	35,000	34,117
5 yr. CMT + 2.709% 7.000% VRN 10/15/55 (a)	35,000	35,730
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.500% 2/15/29 (e)	95,000	92,268
8.625% 6/15/32 (e) (f)	30,000	30,555
Uniti Services LLC
7.500% 10/15/33 (e)	80,000	83,172
Viasat, Inc.
6.500% 7/15/28 (e)	30,000	29,643
Vmed O2 UK Financing I PLC
4.750% 7/15/31 (e)	45,000	38,716
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% 10/01/31 (e)	55,000	57,484
WULF Compute LLC
7.750% 10/15/30 (e)	130,000	137,368
		4,124,044
Transportation — 0.1%
Genesee & Wyoming, Inc.
6.250% 4/15/32 (e)	80,000	80,956
Rand Parent LLC
8.500% 2/15/30 (e)	55,000	56,459
XPO, Inc.
6.250% 6/01/28 (e)	5,000	5,062
7.125% 6/01/31 (e)	45,000	46,354
7.125% 2/01/32 (e)	45,000	46,413
		235,244
Trucking & Leasing — 0.0%
FTAI Aviation Investors LLC
7.000% 6/15/32 (e)	45,000	46,130
7.875% 12/01/30 (e)	40,000	41,768
		87,898
TOTAL CORPORATE DEBT (Cost $109,921,065)		108,348,632

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Non-U.S. Government Agency Obligations — 12.3%
Commercial Mortgage-Backed Securities — 3.5%
ARES Commercial Mortgage Trust, Series 2026-GCP, Class A, 1 mo. USD Term SOFR + 1.250%
4.923% FRN 2/15/43 (a) (e)	$114,000	$113,679
Barings Issuer LLC, Series 2026-SBP, Class A
4.820% 2/26/59 (e)	242,373	240,514
BX Commercial Mortgage Trust
Series 2020-VIV4, Class A, 2.843% 3/09/44 (e)	1,160,000	1,071,640
Series 2020-VIVA, Class D, 3.549% VRN 3/11/44 (a) (e) (j)	780,000	718,656
Series 2026-XL6, Class A, 1 mo. USD Term SOFR + 1.200% 4.873% FRN 3/15/43 (a) (e)	568,000	565,161
Series 2022-LP2, Class B, 1 mo. USD Term SOFR + 1.312% 4.985% FRN 2/15/39 (a) (e)	70,000	69,956
Series 2026-ALOHA, Class A, 1 mo. USD Term SOFR + 1.350% 5.050% FRN 4/15/43 (a) (e) (h)	273,000	273,000
Series 2026-XL6, Class B, 1 mo. USD Term SOFR + 1.450% 5.123% FRN 3/15/43 (a) (e)	173,000	172,135
Series 2026-XL6, Class C, 1 mo. USD Term SOFR + 1.600% 5.273% FRN 3/15/43 (a) (e)	722,000	716,584
Series 2025-SPOT, Class B, 1 mo. USD Term SOFR + 1.743% 5.416% FRN 4/15/40 (a) (e)	525,852	525,853
BX Mortgage Trust
Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.013% 4.686% FRN 10/15/36 (a) (e)	550,000	548,281
Series 2021-PAC, Class D, 1 mo. USD Term SOFR + 1.413% 5.086% FRN 10/15/36 (a) (e)	550,000	547,250
BX Trust
Series 2019-OC11, Class A, 3.202% 12/09/41 (e)	180,000	169,739
Series 2025-ROIC, Class A, 1 mo. USD Term SOFR + 1.144% 4.816% FRN 3/15/30 (a) (e)	503,624	501,106
Series 2025-DIME, Class A, 1 mo. USD Term SOFR + 1.150% 4.823% FRN 2/15/35 (a) (e)	420,000	417,112
CENT, Series 2025-CITY, Class A,
4.920% VRN 7/10/40 (a) (e) (j)	1,630,000	1,623,743
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4
3.471% 10/12/50	169,000	166,444
Extended Stay America Trust
Series 2026-ESH2, Class A, 1 mo. USD Term SOFR + 1.200% 4.873% FRN 2/15/43 (a) (e)	388,346	388,346
Series 2026-ESH2, Class B, 1 mo. USD Term SOFR + 1.400% 5.073% FRN 2/15/43 (a) (e)	39,627	39,664
Series 2026-ESH2, Class C, 1 mo. USD Term SOFR + 1.600% 5.273% FRN 2/15/43 (a) (e)	26,748	26,790
Series 2025-ESH, Class C, 1 mo. USD Term SOFR + 1.850% 5.523% FRN 10/15/42 (a) (e)	1,000,000	1,001,563
HAVN Trust, Series 2025-MOB, Class A, 1 mo. USD Term SOFR + 1.700%
5.373% FRN 10/15/35 (a) (e)	430,000	427,313
PLYM Commercial Mortgage Trust
Series 2026-IND, Class A, 1 mo. USD Term SOFR + 1.250% 4.923% FRN 3/15/43 (a) (e)	372,000	370,139
Series 2026-IND, Class B, 1 mo. USD Term SOFR + 1.450% 5.123% FRN 3/15/43 (a) (e)	392,000	389,061

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2026-IND, Class C, 1 mo. USD Term SOFR + 1.650% 5.323% FRN 3/15/43 (a) (e)	$378,000	$374,693
SCMS Mortgage Trust, Series 2025-BNC1, Class A2
4.502% 12/15/57 (e)	575,000	570,216
TCO Commercial Mortgage Trust
Series 2024-DPM, Class A, 1 mo. USD Term SOFR + 1.243% 4.915% FRN 12/15/39 (a) (e)	204,000	203,681
Series 2024-DPM, Class B, 1 mo. USD Term SOFR + 1.592% 5.265% FRN 12/15/39 (a) (e)	305,000	303,856
		12,536,175
Other Asset-Backed Securities — 8.8%
AASET Trust
Series 2021-1A, Class A, 2.950% 11/16/41 (e)	83,883	80,900
Series 2024-1A, Class A1, 6.261% 5/16/49 (e)	225,656	228,639
AIMCO CLO 11 Ltd., Series 2020-11A, Class A1R2, 3 mo. USD Term SOFR + 1.340%
5.008% FRN 7/17/37 (a) (e)	946,000	946,701
ARES LXX CLO Ltd., Series 2023-70A, Class A1R, 3 mo. USD Term SOFR + 1.250%
4.918% FRN 1/25/39 (a) (e)	250,000	249,600
ARES XXXIV CLO Ltd., Series 2015-2A, Class A1R4, 3 mo. USD Term SOFR + 1.290%
4.958% FRN 7/17/38 (a) (e)	1,000,000	999,977
Bain Capital Credit CLO Ltd.
Series 2023-4A, Class A1R, 3 mo. USD Term SOFR + 1.230% 4.960% FRN 1/21/39 (a) (e)	278,000	277,538
Series 2023-2A, Class A1R, 3 mo. USD Term SOFR + 1.320% 4.988% FRN 7/18/38 (a) (e)	1,000,000	1,000,905
Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class A1, 3 mo. USD Term SOFR + 1.220%
4.944% FRN 1/15/39 (a) (e)	250,000	249,518
Benefit Street Partners CLO XXXIII Ltd., Series 2023-33A, Class AR, 3 mo. USD Term SOFR + 1.190%
4.854% FRN 1/25/39 (a) (e)	250,000	249,459
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A
2.443% 7/15/46 (e)	266,555	252,707
Carlyle US CLO Ltd., Series 2025-6A, Class A1, 3 mo. USD Term SOFR + 1.220%
4.879% FRN 1/20/39 (a) (e)	250,000	249,821
CIFC Funding Ltd.
Series 2026-1A, Class A1, 3 mo. USD Term SOFR + 1.170% 4.822% FRN 4/25/38 (a) (e)	500,000	499,617
Series 2025-6A, Class A1, 3 mo. USD Term SOFR + 1.250% 5.110% FRN 10/23/38 (a) (e)	500,000	499,903
DB Master Finance LLC
Series 2017-1A, Class A2II, 4.030% 11/20/47 (e)	977,960	978,830
Series 2019-1A, Class A23, 4.352% 5/20/49 (e)	1,858,780	1,836,100
Domino's Pizza Master Issuer LLC
Series 2017-1A, Class A23, 4.118% 7/25/47 (e)	966,320	951,833
Series 2018-1A, Class A2II, 4.328% 7/25/48 (e)	776,003	755,210

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Flatiron CLO 31 Ltd., Series 2025-31A, Class A1, 3 mo. USD Term SOFR + 1.200%
4.897% FRN 1/18/39 (a) (e)	$250,000	$249,720
GGAM Master Trust International Ltd., Series 2025-1A, Class A
5.923% 9/30/60 (e)	910,829	907,547
Gilead Aviation LLC, Series 2025-1A, Class A
5.789% 3/15/50 (e)	360,966	363,563
GoldenTree Loan Management US CLO 28 Ltd., Series 2026-28A, Class A, 3 mo. USD Term SOFR + 1.170%
4.837% FRN 10/20/39 (a) (e)	129,000	128,994
Magnetite LI Ltd., Series 2025-51A, Class A1, 3 mo. USD Term SOFR + 1.200%
5.092% FRN 10/25/38 (a) (e)	1,300,000	1,297,218
Magnetite XLV Ltd., Series 2025-45A, Class A1, 3 mo. USD Term SOFR + 1.150%
4.822% FRN 4/15/38 (a) (e)	746,000	743,478
Magnetite XXXVI Ltd., Series 2023-36A, Class AR, 3 mo. USD Term SOFR + 1.320%
4.988% FRN 7/25/38 (a) (e)	1,000,000	1,000,672
MAPS Trust, Series 2021-1A, Class A
2.521% 6/15/46 (e)	751,699	722,674
OCP Aegis CLO Ltd., Series 2024-39A, Class AR, 3 mo. USD Term SOFR + 1.090%
4.762% FRN 4/16/38 (a) (e)	164,000	162,975
OCP CLO Ltd., Series 2020-8RA, Class AR2, 3 mo. USD Term SOFR + 1.220%
4.888% FRN 10/17/38 (a) (e)	1,500,000	1,496,884
OHA Credit Funding 16-R Ltd., Series 2023-16RA, Class A1, 3 mo. USD Term SOFR + 1.200%
4.868% FRN 10/20/38 (a) (e)	1,000,000	998,942
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, 3 mo. USD Term SOFR + 1.330%
4.998% FRN 10/20/37 (a) (e)	2,000,000	2,002,824
OHA Credit Partners VII Ltd., Series 2012-7A, Class AR4, 3 mo. USD Term SOFR + 1.140%
4.796% FRN 2/20/38 (a) (e)	2,365,000	2,358,269
Palmer Square CLO Ltd., Series 2026-1A, Class A, 3 mo. USD Term SOFR + 1.190%
4.860% FRN 4/20/39 (a) (e)	250,000	249,987
Phantom Aviation, Series 2026-1A, Class A
5.240% 1/15/51 (e)	249,032	244,142
PK ALIFT Loan Funding 4 LP, Series 2024-2, Class A
5.052% 10/15/39 (e)	163,483	163,817
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (e)	1,875,000	1,773,877
RR 25 Ltd., Series 2023-25A, Class A1A2, 3 mo. USD Term SOFR + 1.180%
4.849% FRN 4/15/41 (a) (e)	250,000	249,861
RR 27 Ltd., Series 2023-27A, Class A1AR, 3 mo. USD Term SOFR + 1.230%
4.902% FRN 10/15/40 (a) (e)	1,402,000	1,399,095
RR 36 Ltd., Series 2024-36RA, Class A1R, 3 mo. USD Term SOFR + 1.290%
4.962% FRN 1/15/40 (a) (e)	354,000	353,825
RR 44 Ltd., Series 2026-44A, Class A1A, 3 mo. USD Term SOFR + 1.170%
4.842% FRN 4/15/41 (a) (e)	236,000	235,202

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class A1R, 3 mo. USD Term SOFR + 1.250%
4.918% FRN 10/17/38 (a) (e)	$800,000	$799,574
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, 3 mo. USD Term SOFR + 1.320%
4.988% FRN 7/17/38 (a) (e)	1,000,000	999,505
Slam Ltd.
Series 2021-1A, Class A, 2.434% 6/15/46 (e)	338,100	320,514
Series 2025-1A, Class A, 5.807% 5/15/50 (e)	237,549	240,156
Subway Funding LLC, Series 2024-3A, Class A2I
5.246% 7/30/54 (e)	493,750	490,413
Taco Bell Funding LLC
Series 2021-1A, Class A2I, 1.946% 8/25/51 (e)	393,000	384,908
Series 2018-1A, Class A2II, 4.940% 11/25/48 (e)	381,000	377,947
Willis Engine Structured Trust IX, Series 2025-B, Class A
5.159% 12/15/50 (e)	360,848	359,407
Willis Engine Structured Trust V, Series 2020-A, Class A
3.228% 3/15/45 (e)	202,239	196,043
Willis Engine Structured Trust VI, Series 2021-A, Class A
3.104% 5/15/46 (e)	200,436	188,779
		31,768,070
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,259,639)		44,304,245
U.S. Government Agency Obligations and Instrumentalities (k) — 15.7%
Pass-Through Securities — 15.7%
Federal Home Loan Mortgage Corp.
Pool #SD8194 2.500% 2/01/52	1,299,922	1,099,154
Pool #SD8205 2.500% 4/01/52	2,695,281	2,279,005
Pool #G08710 3.000% 6/01/46	74,111	66,836
Pool #ZM1779 3.000% 9/01/46	376,554	339,181
Pool #G08726 3.000% 10/01/46	563,408	508,105
Pool #G08732 3.000% 11/01/46	205,359	185,201
Pool #G08741 3.000% 1/01/47	566,989	511,158
Pool #G07848 3.500% 4/01/44	831,666	787,342
Pool #G08711 3.500% 6/01/46	239,934	223,683
Pool #G08716 3.500% 8/01/46	339,904	316,883
Pool #G67700 3.500% 8/01/46	394,841	369,950
Pool #G08722 3.500% 9/01/46	59,397	55,374
Pool #G08742 3.500% 1/01/47	278,092	259,170
Pool #G08757 3.500% 4/01/47	70,444	65,629
Pool #G67707 3.500% 1/01/48	1,422,872	1,334,505
Pool #G08800 3.500% 2/01/48	24,437	22,743
Pool #G08816 3.500% 6/01/48	193,910	180,292
Pool #G60344 4.000% 12/01/45	420,235	406,104
Pool #G67711 4.000% 3/01/48	460,897	442,443
Pool #G67713 4.000% 6/01/48	1,912	1,833
Pool #G08843 4.500% 10/01/48	89,163	87,178
Pool #G08833 5.000% 7/01/48	59,429	59,958
Pool #G08844 5.000% 10/01/48	53,244	53,718
Pool #SL3998 5.500% 1/01/56 (h)	395,689	403,035

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD5219 6.000% 4/01/54	$69,787	$72,015
Pool #SL4425 6.000% 3/01/56 (h)	400,000	414,238
Pool #RJ6037 6.000% 3/01/56	350,123	364,254
Pool #SL3009 6.500% 5/01/55	657,944	691,555
Federal National Mortgage Association
Pool #MA4176 2.000% 11/01/40	974,099	856,440
Pool #MA4333 2.000% 5/01/41	146,091	127,941
Pool #MA4158 2.000% 10/01/50	841,651	685,179
Pool #MA4492 2.000% 12/01/51	1,448,018	1,172,481
Pool #MA4562 2.000% 3/01/52	3,581,226	2,899,771
Pool #FA5085 2.000% 4/01/52 (h)	400,474	329,150
Pool #MA4512 2.500% 1/01/52	1,371,786	1,161,419
Pool #MA4548 2.500% 2/01/52	1,317,647	1,115,789
Pool #MA4563 2.500% 3/01/52	1,349,008	1,140,659
Pool #MA1607 3.000% 10/01/33	168,945	163,155
Pool #MA3811 3.000% 10/01/49	170,372	150,109
Pool #BV8477 3.000% 5/01/52	436,980	386,406
Pool #AB4262 3.500% 1/01/32	112,008	110,287
Pool #MA1512 3.500% 7/01/33	70,101	68,739
Pool #MA3305 3.500% 3/01/48	19,028	17,688
Pool #AI2733 5.000% 5/01/41	72,578	73,707
Pool #977014 5.500% 5/01/38	5,431	5,604
Pool #985524 5.500% 6/01/38	10,476	10,811
Pool #988578 5.500% 8/01/38	65,698	67,750
Pool #995482 5.500% 1/01/39	39,201	40,459
Pool #FA3377 6.000% 7/01/55	415,019	428,722
Pool #CC1868 6.000% 1/01/56	463,677	480,761
Pool #FS6526 6.500% 12/01/53	386,969	407,372
Pool #CB8013 6.500% 2/01/54	179,934	189,126
Government National Mortgage Association II
Pool #MA7533 2.000% 8/20/51	2,449,738	2,019,810
Pool #MA7472 2.500% 7/20/51	392,027	336,780
Pool #MA7649 2.500% 10/20/51	1,208,898	1,038,530
Pool #MA7987 2.500% 4/20/52	744,893	639,917
Pool #MA4126 3.000% 12/20/46	430,027	389,529
Pool #MA4718 3.000% 9/20/47	46,413	41,984
Pool #MA4836 3.000% 11/20/47	162,746	147,216
Pool #MA3521 3.500% 3/20/46	166,065	155,736
Pool #MA3597 3.500% 4/20/46	51,789	48,548
Pool #MA3663 3.500% 5/20/46	75,184	70,589
Pool #MA3937 3.500% 9/20/46	61,832	58,053
Pool #MA4127 3.500% 12/20/46	229,708	215,667
Pool #MA4262 3.500% 2/20/47	230,817	216,564
Pool #MA4382 3.500% 4/20/47	59,145	55,493
Pool #MA4719 3.500% 9/20/47	72,813	68,248
Pool #MA4837 3.500% 11/20/47	149,882	140,487
Pool #MA4900 3.500% 12/20/47	541,127	506,529
Pool #MA5399 4.500% 8/20/48	351,434	345,772
Pool #MA8347 4.500% 10/20/52	1,457,394	1,417,515
Pool #MA3666 5.000% 5/20/46	59,386	60,036
Pool #MA4199 5.000% 1/20/47	57,007	57,633
Pool #MA4454 5.000% 5/20/47	97,143	98,125
Pool #MA4722 5.000% 9/20/47	99,913	101,437

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II, TBA
2.000% 4/20/56 (h)	$1,100,000	$906,219
6.000% 4/20/56 (h)	1,825,000	1,855,084
6.000% 5/20/56 (h)	6,175,000	6,269,313
Uniform Mortgage-Backed Security, TBA
2.000% 4/01/56 (h)	1,150,000	924,268
2.000% 5/01/56 (h)	200,000	160,680
4.500% 4/01/56 (h)	3,275,000	3,157,817
5.000% 4/01/40 (h)	2,050,000	2,063,693
5.000% 5/01/41 (h)	1,350,000	1,357,752
5.500% 4/01/56 (h)	3,475,000	3,489,524
6.000% 4/01/56 (h)	2,700,000	2,751,258
6.000% 5/01/56 (h)	1,700,000	1,730,148
		56,586,021
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $58,303,156)		56,586,021
U.S. Treasury Obligations — 46.4%
U.S. Treasury Bonds & Notes — 46.4%
U.S. Treasury Bonds
4.750% 8/15/55	38,270,000	37,277,372
4.875% 8/15/45	9,535,000	9,499,244
U.S. Treasury Notes
3.500% 10/15/28	12,975,000	12,875,393
3.625% 9/30/30	9,603,000	9,483,712
3.625% 10/31/30	45,248,000	44,664,726
3.875% 9/30/32	9,500,000	9,375,969
3.875% 12/31/32 (f)	9,870,000	9,727,122
4.000% 1/31/33	2,700,000	2,679,778
4.250% 8/15/35	32,043,000	31,922,839
		167,506,155
TOTAL U.S. TREASURY OBLIGATIONS (Cost $169,785,214)		167,506,155
TOTAL BONDS & NOTES (Cost $385,177,780)		379,585,471
	Number of Shares
Equities — 0.0%
Common Stock — 0.0%
Health Care — 0.0%
ModivCare, Inc. (l)	6,291	34,600
TOTAL COMMON STOCK (Cost $40,891)		34,600

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Preferred Stock — 0.0%
Consumer Discretionary — 0.0%
Whirlpool Corp., Convertible
8.500% (f)	895	$36,650
Financials — 0.0%
Apollo Global Management, Inc., Convertible
6.750%	555	32,446
Information Technology — 0.0%
Oracle Corp., Convertible
6.500%	925	41,634
Strategy, Inc.
10.000%	392	37,530
Strategy, Inc.
11.500% (f)	191	19,104
		98,268
TOTAL PREFERRED STOCK (Cost $182,255)		167,364
TOTAL EQUITIES (Cost $223,146)		201,964
TOTAL LONG-TERM INVESTMENTS (Cost $385,400,926)		379,787,435
Short-Term Investments — 2.2%
Investment of Cash Collateral from Securities Loaned — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (m)	2,575,268	2,575,268
	Principal Amount
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (n)	$5,538,381	5,538,381
TOTAL SHORT-TERM INVESTMENTS (Cost $8,113,649)		8,113,649
TOTAL INVESTMENTS — 107.4% (Cost $393,514,575) (o)		387,901,084
Other Assets/(Liabilities) — (7.4)%		(26,848,800)
NET ASSETS — 100.0%		$361,052,284

MML VIP Fidelity Institutional AM® Core Plus Bond Fund (see Note 1) — Portfolio of Investments (Continued)

Abbreviation Legend
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
DIP	Debtor In Possession
FRN	Floating Rate Note
PIK	Payment-in-kind - security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)	All or a portion of the security represents unsettled bank loan commitments at March 31, 2026, where the rate may not be determined until the time of settlement.
(c)	Investment is valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $3,527 or 0.00% of net assets.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $79,958,156 or 22.15% of net assets.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $14,657,271 or 4.06% of net assets. The Fund received $12,357,365 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(g)	Security is perpetual and has no stated maturity date.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2026, these securities amounted to a value of $15,502 or 0.00% of net assets.
(j)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2026.
(k)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(l)	Non-income producing security.
(m)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(n)	Maturity value of $5,538,689. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $5,649,207.
(o)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Growth Allocation Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 74.9%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	1,026,509	$16,680,767
MML Focused Equity Fund, Class II (a)	12,535,988	81,483,922
MML Foreign Fund, Initial Class (a)	2,586,632	30,418,797
MML Income & Growth Fund, Initial Class (a)	2,700,967	24,389,730
MML Small/Mid Cap Value Fund, Initial Class (a)	1,045,252	8,999,623
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	3,546,685	29,260,151
MML VIP American Century Small Company Value Fund, Class II (a)	1,692,290	15,129,070
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	707,422	7,498,676
MML VIP Invesco Global Fund, Class I (a)	6,969,028	31,709,078
MML VIP Invesco Main Street Equity Fund, Class II (a)	3,674,469	40,896,845
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	3,236,317	46,570,608
MML VIP MFS® International Equity Fund, Class II (a)	7,254,242	86,760,739
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	3,614,132	62,849,753
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	10,075,566	105,793,445
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	2,973,927	28,371,259
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	717,535	8,324,005
		625,136,468
Fixed Income Funds — 25.2%
Invesco Global Strategic Income Fund, Class R6	2,151,358	6,626,182
MML Barings High Yield Fund, Class I (a)	140,426	1,126,220
MML VIP Barings Core Bond Fund, Initial Class (a)	7,868,325	87,750,261
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	847,120	7,369,947
MML VIP Barings Short-Duration Bond Fund, Class II (a)	1,952,531	18,060,915
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	8,938,884	80,896,902
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,068,627	7,907,841
		209,738,268
TOTAL MUTUAL FUNDS (Cost $826,530,030)		834,874,736
TOTAL LONG-TERM INVESTMENTS (Cost $826,530,030)		834,874,736
TOTAL INVESTMENTS — 100.1% (Cost $826,530,030) (c)		834,874,736
Other Assets/(Liabilities) — (0.1)%		(533,771)
NET ASSETS — 100.0%		$834,340,965

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Invesco Global Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.5%
Common Stock — 97.5%
Brazil — 0.5%
MercadoLibre, Inc. (a)	1,478	$2,555,492
Canada — 2.3%
Shopify, Inc. Class A (a)	93,459	11,086,107
China — 1.8%
JD.com, Inc. ADR (b)	137,943	4,078,975
Tencent Holdings Ltd.	72,200	4,558,123
		8,637,098
Czech Republic — 0.3%
CSG NV (a)	51,570	1,387,652
France — 4.3%
Airbus SE	51,082	9,594,497
EssilorLuxottica SA	13,412	3,121,445
LVMH Moet Hennessy Louis Vuitton SE	13,964	7,762,101
		20,478,043
Germany — 2.0%
Allianz SE Registered	10,926	4,527,602
SAP SE	27,796	4,704,002
		9,231,604
India — 1.5%
HDFC Bank Ltd. ADR	172,085	4,281,475
ICICI Bank Ltd. Sponsored ADR	114,320	2,960,888
		7,242,363
Italy — 1.1%
Brunello Cucinelli SpA (b)	46,927	4,090,906
Moncler SpA	19,010	1,145,681
		5,236,587
Japan — 2.2%
Capcom Co. Ltd. (b)	159,600	3,384,287
Hoya Corp.	21,000	3,622,415
Keyence Corp.	6,900	2,443,671
Nintendo Co. Ltd.	20,400	1,164,042
		10,614,415
Netherlands — 2.2%
Adyen NV (c)	4,571	4,573,966
ASML Holding NV	1,780	2,356,074

MML VIP Invesco Global Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
BE Semiconductor Industries NV	17,390	$3,669,081
		10,599,121
Republic of Korea — 0.3%
SK Hynix, Inc.	2,206	1,199,827
Spain — 0.4%
Amadeus IT Group SA	33,482	1,903,293
Sweden — 1.3%
Assa Abloy AB Class B	90,787	3,255,657
Atlas Copco AB Class A	169,052	2,973,450
		6,229,107
Switzerland — 2.3%
Galderma Group AG	21,024	4,075,719
Lonza Group AG Registered	10,619	6,793,921
		10,869,640
Taiwan — 6.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	539,000	30,386,361
United States — 68.6%
Alphabet, Inc. Class A	157,482	45,285,524
Amazon.com, Inc. (a)	65,103	13,559,002
Analog Devices, Inc.	49,698	15,810,922
Apple, Inc.	10,104	2,564,294
ARM Holdings PLC ADR (b)	40,238	6,087,205
Berkshire Hathaway, Inc. Class A (a)	1	718,140
Boston Scientific Corp. (a)	82,005	5,145,814
Broadcom, Inc.	57,741	17,871,417
Cadence Design Systems, Inc. (a)	9,142	2,540,287
Ecolab, Inc.	12,438	3,308,757
Eli Lilly & Co.	15,755	14,490,976
Equifax, Inc.	18,837	3,391,979
IDEXX Laboratories, Inc. (a)	4,372	2,456,583
Intuit, Inc.	32,438	14,025,542
Intuitive Surgical, Inc. (a)	15,956	7,355,556
IQVIA Holdings, Inc. (a)	9,052	1,543,728
Lam Research Corp.	111,336	23,788,050
Las Vegas Sands Corp.	47,446	2,556,390
Linde PLC (LIN US)	3,891	1,929,002
Marriott International, Inc. Class A	20,668	6,759,883
Marvell Technology, Inc.	86,465	8,564,358
Mastercard, Inc. Class A	9,488	4,740,774
Meta Platforms, Inc. Class A	41,959	24,006,003
Microsoft Corp.	34,640	12,822,689
Netflix, Inc. (a)	43,456	4,178,294
NVIDIA Corp.	155,375	27,097,400
Phathom Pharmaceuticals, Inc. (b)	138,089	1,534,169
S&P Global, Inc.	40,375	17,173,102
ServiceNow, Inc. (a)	17,585	1,838,512
Spotify Technology SA (a)	7,759	3,762,417

MML VIP Invesco Global Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Stryker Corp.	6,635	$2,180,195
Thermo Fisher Scientific, Inc.	14,053	6,907,471
TJX Cos., Inc.	29,111	4,649,027
Visa, Inc. Class A	51,294	15,503,098
		326,146,560
TOTAL COMMON STOCK (Cost $444,717,946)		463,803,270
TOTAL EQUITIES (Cost $444,717,946)		463,803,270
TOTAL LONG-TERM INVESTMENTS (Cost $444,717,946)		463,803,270
Short-Term Investments — 1.5%
Investment of Cash Collateral from Securities Loaned — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (d)	452,250	452,250
	Principal Amount
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (e)	$6,698,412	6,698,412
TOTAL SHORT-TERM INVESTMENTS (Cost $7,150,662)		7,150,662
TOTAL INVESTMENTS — 99.0% (Cost $451,868,608) (f)		470,953,932
Other Assets/(Liabilities) — 1.0%		4,859,894
NET ASSETS — 100.0%		$475,813,826

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $10,528,837 or 2.21% of net assets. The Fund received $10,056,866 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $4,573,966 or 0.96% of net assets.
(d)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).

MML VIP Invesco Global Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Maturity value of $6,698,784. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $6,832,519.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Invesco Main Street Equity Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.1%
Common Stock — 98.1%
Communication Services — 9.2%
Alphabet, Inc. Class A	75,008	$21,569,300
Meta Platforms, Inc. Class A	15,550	8,896,622
		30,465,922
Consumer Discretionary — 8.9%
Amazon.com, Inc. (a)	74,559	15,528,403
DR Horton, Inc.	13,241	1,816,930
Royal Caribbean Cruises Ltd.	13,025	3,584,220
Tesla, Inc. (a)	9,960	3,702,630
Yum! Brands, Inc.	29,663	4,612,003
		29,244,186
Consumer Staples — 5.7%
BJ’s Wholesale Club Holdings, Inc. (a)	16,518	1,625,702
Coca-Cola Co.	65,819	5,005,535
Philip Morris International, Inc.	47,863	7,913,668
Walmart, Inc.	33,534	4,167,605
		18,712,510
Energy — 4.2%
Cheniere Energy, Inc.	14,403	4,086,995
Chevron Corp.	30,671	6,345,830
Devon Energy Corp.	17,541	882,663
Suncor Energy, Inc.	40,198	2,657,490
		13,972,978
Financials — 11.4%
American Express Co.	12,782	3,866,299
American International Group, Inc.	20,727	1,559,707
Capital One Financial Corp.	16,873	3,078,142
Charles Schwab Corp.	80,189	7,536,162
Equitable Holdings, Inc.	51,186	1,899,513
Fifth Third Bancorp	35,244	1,637,436
JP Morgan Chase & Co.	34,119	10,036,445
Marsh & McLennan Cos., Inc.	13,458	2,334,290
Mastercard, Inc. Class A	11,173	5,582,701
		37,530,695
Health Care — 10.8%
Abbott Laboratories	25,857	2,654,738
AbbVie, Inc.	23,884	5,194,531
Argenx SE ADR (a)	2,347	1,713,897
Cencora, Inc.	13,093	4,113,035

MML VIP Invesco Main Street Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
CVS Health Corp.	53,783	$3,862,695
Eli Lilly & Co.	6,787	6,242,479
Lonza Group AG Registered	2,685	1,717,834
Medline, Inc. Class A (a)	56,562	2,517,009
Medtronic PLC	41,978	3,637,394
Merck & Co., Inc.	13,570	1,632,335
Tenet Healthcare Corp. (a)	13,533	2,553,813
		35,839,760
Industrials — 8.2%
Airbus SE	9,510	1,786,219
Boeing Co. (a)	6,217	1,237,369
Eaton Corp. PLC	4,807	1,719,320
General Electric Co.	15,717	4,460,013
Hubbell, Inc.	6,371	3,126,505
Johnson Controls International PLC	21,419	2,804,818
Parker-Hannifin Corp.	3,354	3,002,635
Republic Services, Inc.	10,824	2,370,672
Siemens Energy AG (a)	11,204	1,843,905
Uber Technologies, Inc. (a)	42,705	3,071,771
Union Pacific Corp.	6,688	1,622,643
		27,045,870
Information Technology — 31.8%
Advanced Micro Devices, Inc. (a)	14,662	2,982,691
Apple, Inc.	69,927	17,746,773
Applied Materials, Inc.	15,739	5,379,433
ARM Holdings PLC ADR (b)	10,559	1,597,366
ASML Holding NV	3,662	4,836,879
Broadcom, Inc.	35,773	11,072,101
Intuit, Inc.	10,129	4,379,577
Microsoft Corp.	51,190	18,949,002
MongoDB, Inc. (a)	4,290	1,050,063
NVIDIA Corp.	170,273	29,695,611
Sandisk Corp. (a)	2,814	1,787,847
ServiceNow, Inc. (a)	23,353	2,441,556
Texas Instruments, Inc.	14,848	2,882,591
		104,801,490
Materials — 2.8%
Corteva, Inc.	32,974	2,760,253
CRH PLC	16,555	1,740,262
DuPont de Nemours, Inc.	23,036	1,055,049
Linde PLC (LIN US)	7,473	3,704,814
		9,260,378
Real Estate — 2.2%
American Tower Corp.	7,911	1,365,280
Prologis, Inc.	26,867	3,551,280

MML VIP Invesco Main Street Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Welltower, Inc.	11,443	$2,262,396
		7,178,956
Utilities — 2.9%
Atmos Energy Corp.	23,953	4,424,598
PPL Corp.	87,397	3,338,566
Public Service Enterprise Group, Inc.	21,341	1,727,554
		9,490,718
TOTAL COMMON STOCK (Cost $311,803,809)		323,543,463
TOTAL EQUITIES (Cost $311,803,809)		323,543,463
TOTAL LONG-TERM INVESTMENTS (Cost $311,803,809)		323,543,463
Short-Term Investments — 2.1%
	Principal Amount
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (c)	$6,888,438	6,888,438
TOTAL SHORT-TERM INVESTMENTS (Cost $6,888,438)		6,888,438
TOTAL INVESTMENTS — 100.2% (Cost $318,692,247) (d)		330,431,901
Other Assets/(Liabilities) — (0.2)%		(538,577)
NET ASSETS — 100.0%		$329,893,324

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $1,596,760 or 0.48% of net assets. The Fund received $1,474,526 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $6,888,821. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $7,026,211.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Communication Services — 10.1%
Alphabet, Inc. Class A (a)	8,952	$2,574,237
Alphabet, Inc. Class C (a)	7,120	2,042,443
AT&T, Inc. (a)	10,647	308,657
Charter Communications, Inc. Class A (a) (b)	142	30,655
Comcast Corp. Class A (a)	5,448	156,412
EchoStar Corp. Class A (c)	202	23,648
Electronic Arts, Inc. (a)	335	68,296
Fox Corp. Class A (a)	260	15,184
Fox Corp. Class B (a)	219	11,629
Live Nation Entertainment, Inc. (a) (b)	249	37,975
Meta Platforms, Inc. Class A (a)	3,338	1,909,770
Netflix, Inc. (a) (b)	6,468	621,898
News Corp. Class A (a)	418	10,421
News Corp. Class B (a)	352	10,036
Omnicom Group, Inc. (a)	515	38,785
Paramount Skydance Corp. Class B (a)	482	4,348
T-Mobile US, Inc. (a)	740	155,422
Take-Two Interactive Software, Inc. (a) (b)	280	55,300
TKO Group Holdings, Inc. (a)	109	21,980
Trade Desk, Inc. Class A (a) (b)	699	15,860
Verizon Communications, Inc. (a)	6,469	324,744
Walt Disney Co. (a)	2,679	258,202
Warner Bros Discovery, Inc. (a) (b)	3,827	105,089
		8,800,991
Consumer Discretionary — 9.7%
Airbnb, Inc. Class A (a) (b)	655	82,713
Amazon.com, Inc. (a) (b)	14,946	3,112,803
Aptiv PLC (a) (b)	349	24,235
AutoZone, Inc. (a) (b)	26	87,822
Best Buy Co., Inc. (a)	296	19,003
Booking Holdings, Inc. (a)	50	210,516
Carnival Corp. (a)	1,672	43,271
Carvana Co. (a) (b)	219	68,849
Chipotle Mexican Grill, Inc. (a) (b)	1,976	63,252
Darden Restaurants, Inc. (a)	183	35,875
Deckers Outdoor Corp. (a) (b)	187	18,717
Domino’s Pizza, Inc. (a)	50	17,940
DoorDash, Inc., Class A (a) (b)	577	86,637
DR Horton, Inc. (a)	417	57,221
eBay, Inc. (a)	694	63,168
Expedia Group, Inc. (a)	189	43,638
Ford Motor Co. (a)	5,989	69,113
Garmin Ltd. (a)	243	56,378
General Motors Co. (a)	1,361	101,395
Genuine Parts Co. (a)	217	22,948

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Hasbro, Inc. (a)	220	$20,592
Hilton Worldwide Holdings, Inc. (a)	354	107,644
Home Depot, Inc. (a)	1,506	495,308
Las Vegas Sands Corp. (a)	499	26,886
Lennar Corp. Class A (a)	343	29,786
Lowe’s Cos., Inc. (a)	865	204,382
Lululemon Athletica, Inc. (a) (b)	170	26,027
Marriott International, Inc. Class A (a)	324	105,971
McDonald’s Corp. (a)	1,074	333,789
MGM Resorts International (a) (b)	362	13,398
NIKE, Inc. Class B (a)	1,865	98,509
Norwegian Cruise Line Holdings Ltd. (a) (b)	739	13,819
NVR, Inc. (a) (b)	4	26,359
O’Reilly Automotive, Inc. (a) (b)	1,302	120,188
Pool Corp. (a)	27	5,463
PulteGroup, Inc. (a)	286	33,637
Ralph Lauren Corp. (a)	56	19,263
Ross Stores, Inc. (a)	509	110,265
Royal Caribbean Cruises Ltd. (a)	392	107,871
Starbucks Corp. (a)	1,726	154,632
Tapestry, Inc. (a)	310	43,744
Tesla, Inc. (a) (b)	4,307	1,601,127
TJX Cos., Inc. (a)	1,704	272,129
Tractor Supply Co. (a)	859	38,913
Ulta Beauty, Inc. (a) (b)	71	37,112
Williams-Sonoma, Inc. (a)	186	33,913
Wynn Resorts Ltd. (a)	130	13,202
Yum! Brands, Inc. (a)	424	65,924
		8,445,347
Consumer Staples — 5.2%
Altria Group, Inc. (a)	2,574	169,858
Archer-Daniels-Midland Co. (a)	738	53,645
Brown-Forman Corp. Class B (a)	211	5,579
Bunge Global SA (a)	211	26,839
Campbell’s Co. (a)	325	7,238
Church & Dwight Co., Inc. (a)	344	32,102
Clorox Co. (a)	174	18,032
Coca-Cola Co. (a)	5,891	448,011
Colgate-Palmolive Co. (a)	1,260	107,390
Conagra Brands, Inc. (a)	608	9,558
Constellation Brands, Inc. Class A (a)	205	30,750
Costco Wholesale Corp. (a)	676	673,587
Dollar General Corp. (a)	355	42,149
Dollar Tree, Inc. (a) (b)	269	29,458
Estee Lauder Cos., Inc. Class A (a)	370	26,555
General Mills, Inc. (a)	865	32,195
Hershey Co. (a)	236	49,062
Hormel Foods Corp. (a)	463	10,487
J.M. Smucker Co. (a)	171	16,491
Kenvue, Inc. (a)	3,099	53,427
Keurig Dr. Pepper, Inc. (a)	2,103	55,372
Kimberly-Clark Corp. (a)	501	48,331

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Kraft Heinz Co. (a)	1,385	$31,149
Kroger Co. (a)	893	64,617
McCormick & Co., Inc. (a)	355	17,906
Molson Coors Beverage Co. Class B (a)	288	12,401
Mondelez International, Inc. Class A (a)	1,979	114,070
Monster Beverage Corp. (a) (b)	1,145	82,967
PepsiCo, Inc. (a)	2,112	327,972
Philip Morris International, Inc. (a)	2,359	390,037
Procter & Gamble Co. (a)	3,554	513,340
Sysco Corp. (a)	759	54,139
Target Corp. (a)	705	85,446
Tyson Foods, Inc. Class A (a)	422	27,038
Walmart, Inc. (a)	6,705	833,297
		4,500,495
Energy — 3.9%
APA Corp. (a)	517	21,942
Baker Hughes Co. (a)	1,487	90,781
Chevron Corp. (a)	2,890	597,941
ConocoPhillips (a)	1,868	246,576
Coterra Energy, Inc. (a)	1,225	43,047
Devon Energy Corp. (a)	911	45,842
Diamondback Energy, Inc. (a)	272	53,799
EOG Resources, Inc. (a)	847	122,451
EQT Corp. (a)	982	62,495
Expand Energy Corp. (a)	349	38,313
Exxon Mobil Corp. (a)	6,376	1,081,752
Halliburton Co. (a)	1,153	44,955
Kinder Morgan, Inc. (a)	3,094	103,742
Marathon Petroleum Corp. (a)	447	109,148
Occidental Petroleum Corp. (a)	1,097	71,305
ONEOK, Inc. (a)	977	88,311
Phillips 66 (a)	605	110,219
SLB Ltd. (a)	2,329	119,687
Targa Resources Corp. (a)	339	84,997
Texas Pacific Land Corp. (a)	90	42,710
Valero Energy Corp. (a)	472	116,622
Williams Cos., Inc. (a)	1,891	137,627
		3,434,262
Financials — 12.3%
Aflac, Inc. (a)	729	79,979
Allstate Corp. (a)	409	84,802
American Express Co. (a)	809	244,706
American International Group, Inc. (a)	867	65,242
Ameriprise Financial, Inc. (a)	140	62,216
Aon PLC Class A (a)	330	106,517
Apollo Global Management, Inc. (a)	731	81,448
Arch Capital Group Ltd. (a) (b)	547	52,507
ARES Management Corp. Class A (a)	329	35,894
Arthur J Gallagher & Co. (a)	384	83,167
Assurant, Inc. (a)	89	19,385

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Bank of America Corp. (a)	10,152	$494,910
Bank of New York Mellon Corp. (a)	1,082	128,358
Berkshire Hathaway, Inc. Class B (a) (b)	2,807	1,345,114
Blackrock, Inc. (a)	223	214,461
Blackstone, Inc. (a)	1,144	131,549
Block, Inc. (a) (b)	840	50,551
Brown & Brown, Inc. (a)	406	26,475
Capital One Financial Corp. (a)	970	176,957
Cboe Global Markets, Inc. (a)	161	45,252
Charles Schwab Corp. (a)	2,520	236,830
Chubb Ltd. (a)	531	173,069
Cincinnati Financial Corp. (a)	226	35,561
Citigroup, Inc. (a)	2,670	302,805
Citizens Financial Group, Inc. (a)	497	29,805
CME Group, Inc. (a)	559	165,101
Coinbase Global, Inc. Class A (a) (b)	344	60,066
Corpay, Inc. (a) (b)	105	30,554
Erie Indemnity Co. Class A (a)	37	9,298
Everest Group Ltd. (a)	60	19,611
FactSet Research Systems, Inc. (a)	65	14,104
Fidelity National Information Services, Inc. (a)	815	38,232
Fifth Third Bancorp (a)	1,363	63,325
Fiserv, Inc. (a) (b)	751	41,906
Franklin Resources, Inc. (a)	403	9,519
Global Payments, Inc. (a)	389	26,180
Globe Life, Inc. (a)	118	16,422
Goldman Sachs Group, Inc. (a)	452	382,387
Hartford Insurance Group, Inc. (a)	395	53,416
Huntington Bancshares, Inc. (a)	3,055	47,811
Interactive Brokers Group, Inc. Class A (a)	712	47,754
Intercontinental Exchange, Inc. (a)	882	138,721
Invesco Ltd. (a)	598	14,525
Jack Henry & Associates, Inc. (a)	105	16,594
JP Morgan Chase & Co. (a)	4,128	1,214,292
KeyCorp. (a)	1,222	24,501
KKR & Co., Inc. (a)	1,061	98,142
Loews Corp. (a)	267	28,500
M&T Bank Corp. (a)	204	42,171
Marsh & McLennan Cos., Inc. (a)	710	123,149
Mastercard, Inc. Class A (a)	1,249	624,075
MetLife, Inc. (a)	862	60,961
Moody’s Corp. (a)	226	98,592
Morgan Stanley (a)	1,855	305,277
MSCI, Inc. (a)	116	62,525
Nasdaq, Inc. (a)	677	57,471
Northern Trust Corp. (a)	285	39,777
PayPal Holdings, Inc. (a)	1,460	66,036
PNC Financial Services Group, Inc. (a)	618	128,600
Principal Financial Group, Inc. (a)	345	31,088
Progressive Corp. (a)	906	179,605
Prudential Financial, Inc. (a)	564	55,097
Raymond James Financial, Inc. (a)	270	39,093
Regions Financial Corp. (a)	1,276	33,329
Robinhood Markets, Inc. Class A (a) (b)	1,217	84,338

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
S&P Global, Inc. (a)	475	$202,036
State Street Corp. (a)	426	53,915
Synchrony Financial (a)	533	36,255
T. Rowe Price Group, Inc. (a)	325	29,296
Travelers Cos., Inc. (a)	348	101,505
Truist Financial Corp. (a)	2,040	93,779
US Bancorp (a)	2,382	123,888
Visa, Inc. Class A (a)	2,578	779,175
W.R. Berkley Corp. (a)	528	34,996
Wells Fargo & Co. (a)	4,728	376,396
Willis Towers Watson PLC (a)	146	42,442
		10,773,388
Health Care — 9.3%
Abbott Laboratories (a)	2,689	276,080
AbbVie, Inc. (a)	2,705	588,310
Agilent Technologies, Inc. (a)	393	44,794
Align Technology, Inc. (a) (b)	95	16,286
Amgen, Inc. (a)	822	289,221
Baxter International, Inc. (a)	889	14,935
Becton Dickinson & Co. (a)	447	70,282
Bio-Techne Corp. (a)	176	9,198
Biogen, Inc. (a) (b)	230	42,166
Boston Scientific Corp. (a) (b)	2,195	137,736
Bristol-Myers Squibb Co. (a)	3,149	190,987
Cardinal Health, Inc. (a)	379	80,086
Cencora, Inc. (a)	302	94,870
Centene Corp. (a) (b)	731	23,933
Charles River Laboratories International, Inc. (a) (b)	73	12,593
Cigna Group (a)	409	109,101
Cooper Cos., Inc. (a) (b)	258	18,447
CVS Health Corp. (a)	1,957	140,552
Danaher Corp. (a)	980	185,808
DaVita, Inc. (a) (b)	40	6,148
Dexcom, Inc. (a) (b)	621	38,999
Edwards Lifesciences Corp. (a) (b)	930	74,474
Elevance Health, Inc. (a)	330	96,607
Eli Lilly & Co. (a)	1,217	1,119,360
GE HealthCare Technologies, Inc. (a) (b)	716	50,965
Gilead Sciences, Inc. (a)	1,894	263,967
HCA Healthcare, Inc. (a)	233	110,265
Henry Schein, Inc. (a) (b)	167	12,308
Hologic, Inc. (a) (b)	363	27,439
Humana, Inc. (a)	184	31,904
IDEXX Laboratories, Inc. (a) (b)	128	71,922
Incyte Corp. (a) (b)	272	25,601
Insulet Corp. (a) (b)	111	23,292
Intuitive Surgical, Inc. (a) (b)	548	252,623
IQVIA Holdings, Inc. (a) (b)	273	46,557
Johnson & Johnson (a)	3,687	901,250
Labcorp Holdings, Inc. (a)	124	33,084
McKesson Corp. (a)	189	163,553
Medtronic PLC (a)	1,979	171,480

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc. (a)	3,779	$454,576
Mettler-Toledo International, Inc. (a) (b)	27	34,052
Moderna, Inc. (a) (b)	556	28,245
Pfizer, Inc. (a)	8,717	244,773
Quest Diagnostics, Inc. (a)	186	36,452
Regeneron Pharmaceuticals, Inc. (a)	155	119,759
ResMed, Inc. (a)	229	51,406
Revvity, Inc. (a)	161	14,105
Solventum Corp. (a) (b)	242	15,803
STERIS PLC (a)	151	33,391
Stryker Corp. (a)	519	170,538
Thermo Fisher Scientific, Inc. (a)	577	283,613
UnitedHealth Group, Inc. (a)	1,380	373,414
Universal Health Services, Inc. Class B (a)	80	14,318
Vertex Pharmaceuticals, Inc. (a) (b)	392	175,044
Viatris, Inc. (a)	1,720	23,237
Waters Corp. (a) (b)	149	44,372
West Pharmaceutical Services, Inc. (a)	113	28,322
Zimmer Biomet Holdings, Inc. (a)	296	26,764
Zoetis, Inc. (a)	622	73,527
		8,112,894
Industrials — 8.8%
3M Co. (a)	782	113,570
A.O. Smith Corp. (a)	135	8,902
Allegion PLC (a)	137	19,905
AMETEK, Inc. (a)	365	78,241
Automatic Data Processing, Inc. (a)	624	126,784
Axon Enterprise, Inc. (a) (b)	125	53,086
Boeing Co. (a) (b)	1,214	241,622
Broadridge Financial Solutions, Inc. (a)	187	30,384
Builders FirstSource, Inc. (a) (b)	184	15,149
C.H. Robinson Worldwide, Inc. (a)	179	29,727
Carrier Global Corp. (a)	1,237	69,655
Caterpillar, Inc. (a)	713	505,132
Cintas Corp. (a)	530	89,644
Comfort Systems USA, Inc. (a)	54	74,465
Copart, Inc. (a) (b)	1,354	44,953
CSX Corp. (a)	2,777	113,996
Cummins, Inc. (a)	214	115,136
Deere & Co. (a)	389	219,124
Delta Air Lines, Inc. (a)	977	64,951
Dover Corp. (a)	206	42,941
Eaton Corp. PLC (a)	600	214,602
EMCOR Group, Inc. (a)	72	53,158
Emerson Electric Co. (a)	867	113,594
Equifax, Inc. (a)	173	31,152
Expeditors International of Washington, Inc. (a)	219	31,367
Fastenal Co. (a)	1,673	77,627
FedEx Corp. (a)	333	118,608
Fortive Corp. (a)	448	24,765
GE Vernova, Inc. (a)	414	361,381
Generac Holdings, Inc. (a) (b)	91	17,775

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
General Dynamics Corp. (a)	391	$134,199
General Electric Co. (a)	1,610	456,870
Honeywell International, Inc. (a)	949	214,503
Howmet Aerospace, Inc. (a)	610	140,581
Hubbell, Inc. (a)	81	39,750
Huntington Ingalls Industries, Inc. (a)	65	24,694
IDEX Corp. (a)	117	22,177
Illinois Tool Works, Inc. (a)	405	105,417
Ingersoll Rand, Inc. (a)	550	44,066
Jacobs Solutions, Inc. (a)	186	23,674
JB Hunt Transport Services, Inc. (a)	128	27,123
Johnson Controls International PLC (a)	962	125,974
L3Harris Technologies, Inc. (a)	288	99,403
Leidos Holdings, Inc. (a)	196	30,482
Lennox International, Inc. (a)	47	21,814
Lockheed Martin Corp. (a)	315	190,383
Masco Corp. (a)	222	13,402
Nordson Corp. (a)	83	22,083
Norfolk Southern Corp. (a)	345	99,015
Northrop Grumman Corp. (a)	198	135,084
Old Dominion Freight Line, Inc. (a)	290	56,666
Otis Worldwide Corp. (a)	597	46,017
PACCAR, Inc. (a)	822	94,941
Parker-Hannifin Corp. (a)	190	170,096
Paychex, Inc. (a)	455	41,915
Pentair PLC (a)	276	24,042
Quanta Services, Inc. (a)	221	121,333
Republic Services, Inc. (a)	309	67,677
Rockwell Automation, Inc. (a)	173	62,086
Rollins, Inc. (a)	469	25,049
RTX Corp. (a)	2,038	393,130
Snap-on, Inc. (a)	71	25,789
Southwest Airlines Co. (a)	807	30,319
Stanley Black & Decker, Inc. (a)	253	17,978
Textron, Inc. (a)	299	26,180
Trane Technologies PLC (a)	343	142,942
TransDigm Group, Inc. (a)	85	98,512
Uber Technologies, Inc. (a) (b)	3,132	225,285
Union Pacific Corp. (a)	891	216,174
United Airlines Holdings, Inc. (a) (b)	525	48,337
United Parcel Service, Inc. Class B (a)	1,084	106,644
United Rentals, Inc. (a)	97	70,670
Veralto Corp. (a)	394	34,838
Verisk Analytics, Inc. (a)	219	41,555
Vertiv Holdings Co. Class A	578	144,835
W.W. Grainger, Inc. (a)	70	76,357
Waste Management, Inc. (a)	577	132,589
Westinghouse Air Brake Technologies Corp. (a)	267	66,726
Xylem, Inc. (a)	395	47,203
		7,727,975
Information Technology — 32.3%
Accenture PLC Class A (a)	958	189,962

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Adobe, Inc. (a) (b)	620	$150,710
Advanced Micro Devices, Inc. (a) (b)	2,491	506,744
Akamai Technologies, Inc. (a) (b)	199	22,855
Amphenol Corp. Class A (a)	1,880	237,538
Analog Devices, Inc. (a)	760	241,786
Apple, Inc. (a)	22,472	5,703,169
Applied Materials, Inc. (a)	1,214	414,933
AppLovin Corp. Class A (a) (b)	419	166,762
Arista Networks, Inc. (a) (b)	1,592	195,466
Autodesk, Inc. (a) (b)	327	78,284
Broadcom, Inc. (a)	7,256	2,245,805
Cadence Design Systems, Inc. (a) (b)	420	116,705
CDW Corp. (a)	202	24,446
Ciena Corp. (b)	213	82,693
Cisco Systems, Inc. (a)	6,011	466,393
Cognizant Technology Solutions Corp. Class A (a)	766	46,994
Coherent Corp. (b)	283	67,413
Corning, Inc. (a)	1,202	163,436
Crowdstrike Holdings, Inc. Class A (a) (b)	386	150,698
Datadog, Inc. Class A (a) (b)	502	59,261
Dell Technologies, Inc. Class C (a)	463	75,992
EPAM Systems, Inc. (a) (b)	88	11,915
F5, Inc. (a) (b)	90	26,040
Fair Isaac Corp. (a) (b)	36	38,431
First Solar, Inc. (a) (b)	174	34,323
Fortinet, Inc. (a) (b)	940	76,817
Gartner, Inc. (a) (b)	114	18,051
Gen Digital, Inc. (a)	944	17,776
GoDaddy, Inc. Class A (a) (b)	232	19,179
Hewlett Packard Enterprise Co. (a)	2,097	49,930
HP, Inc. (a)	1,421	27,297
Intel Corp. (a) (b)	7,175	316,633
International Business Machines Corp. (a)	1,425	345,406
Intuit, Inc. (a)	431	186,356
Jabil, Inc. (a)	171	45,423
Keysight Technologies, Inc. (a) (b)	249	70,310
KLA Corp. (a)	199	293,010
Lam Research Corp. (a)	1,915	409,159
Lumentum Holdings, Inc. (b)	109	76,601
Microchip Technology, Inc. (a)	848	54,789
Micron Technology, Inc. (a)	1,719	580,747
Microsoft Corp. (a)	11,367	4,207,722
Monolithic Power Systems, Inc. (a)	74	80,908
Motorola Solutions, Inc. (a)	258	111,964
NetApp, Inc. (a)	319	32,662
NVIDIA Corp. (a)	37,199	6,487,506
NXP Semiconductors NV (a)	393	77,366
ON Semiconductor Corp. (a) (b)	612	37,895
Oracle Corp. (a)	2,571	378,220
Palantir Technologies, Inc. Class A (a) (b)	3,496	511,395
Palo Alto Networks, Inc. (a) (b)	1,202	192,705
PTC, Inc. (a) (b)	156	22,228
Qnity Electronics, Inc. (a)	321	37,037
QUALCOMM, Inc. (a)	1,656	213,260

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Roper Technologies, Inc. (a)	169	$59,802
Salesforce, Inc. (a)	1,425	266,005
Sandisk Corp. (a) (b)	226	143,587
Seagate Technology Holdings PLC (a)	337	132,023
ServiceNow, Inc. (a) (b)	1,586	165,816
Skyworks Solutions, Inc. (a)	248	13,280
Super Micro Computer, Inc. (a) (b)	830	18,899
Synopsys, Inc. (a) (b)	287	113,790
TE Connectivity PLC (a)	459	95,940
Teledyne Technologies, Inc. (a) (b)	70	42,351
Teradyne, Inc. (a)	234	69,372
Texas Instruments, Inc. (a)	1,378	267,525
Trimble, Inc. (a) (b)	390	25,440
Tyler Technologies, Inc. (a) (b)	73	24,994
VeriSign, Inc. (a)	134	33,280
Western Digital Corp. (a)	525	142,007
Workday, Inc. Class A (a) (b)	332	43,133
Zebra Technologies Corp. Class A (a) (b)	75	15,681
		28,170,031
Materials — 2.0%
Air Products & Chemicals, Inc. (a)	342	99,348
Albemarle Corp. (a)	177	31,777
Amcor PLC	783	31,124
Avery Dennison Corp. (a)	93	16,059
Ball Corp. (a)	443	26,186
CF Industries Holdings, Inc. (a)	235	30,512
Corteva, Inc. (a)	1,056	88,398
CRH PLC (a)	1,054	110,797
Dow, Inc. (a)	1,074	44,732
DuPont de Nemours, Inc. (a)	694	31,785
Ecolab, Inc. (a)	392	104,280
Freeport-McMoRan, Inc. (a)	2,160	126,965
International Flavors & Fragrances, Inc. (a)	351	25,465
International Paper Co. (a)	797	28,453
Linde PLC (LIN US) (a)	716	354,964
LyondellBasell Industries NV Class A (a)	365	29,404
Martin Marietta Materials, Inc. (a)	86	50,626
Mosaic Co. (a)	498	12,699
Newmont Corp. (NEM US) (a)	1,688	182,726
Nucor Corp. (a)	349	59,016
Packaging Corp. of America (a)	130	27,589
PPG Industries, Inc. (a)	327	34,950
Sherwin-Williams Co. (a)	364	116,680
Smurfit Westrock PLC (a)	757	30,166
Steel Dynamics, Inc. (a)	222	39,960
Vulcan Materials Co. (a)	202	55,005
		1,789,666
Real Estate — 1.9%
Alexandria Real Estate Equities, Inc. (a)	280	12,998
American Tower Corp. (a)	738	127,364

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
AvalonBay Communities, Inc. (a)	203	$33,160
BXP, Inc. (a)	231	11,989
Camden Property Trust (a)	161	15,723
CBRE Group, Inc. Class A (a) (b)	450	60,957
CoStar Group, Inc. (a) (b)	678	27,351
Crown Castle, Inc. (a)	615	50,006
Digital Realty Trust, Inc. (a)	496	89,384
Equinix, Inc. (a)	151	148,016
Equity Residential (a)	590	34,898
Essex Property Trust, Inc. (a)	94	22,748
Extra Space Storage, Inc. (a)	344	45,109
Federal Realty Investment Trust (a)	55	5,842
Healthpeak Properties, Inc. (a)	1,225	20,127
Host Hotels & Resorts, Inc. (a)	870	16,669
Invitation Homes, Inc. (a)	910	22,613
Iron Mountain, Inc. (a)	469	47,904
Kimco Realty Corp. (a)	1,012	22,740
Mid-America Apartment Communities, Inc. (a)	194	23,691
Prologis, Inc. (a)	1,438	190,075
Public Storage (a)	232	62,844
Realty Income Corp. (a)	1,416	86,631
Regency Centers Corp. (a)	293	22,168
SBA Communications Corp. (a)	173	29,775
Simon Property Group, Inc. (a)	514	95,876
UDR, Inc. (a)	395	13,343
Ventas, Inc. (a)	680	55,610
VICI Properties, Inc. (a)	1,453	39,696
Welltower, Inc. (a)	1,062	209,968
Weyerhaeuser Co. (a)	1,211	29,585
		1,674,860
Utilities — 2.5%
AES Corp. (a)	1,156	16,288
Alliant Energy Corp. (a)	481	34,517
Ameren Corp. (a)	410	45,067
American Electric Power Co., Inc. (a)	831	108,927
American Water Works Co., Inc. (a)	265	36,064
Atmos Energy Corp. (a)	253	46,734
CenterPoint Energy, Inc. (a)	1,076	46,440
CMS Energy Corp. (a)	454	35,221
Consolidated Edison, Inc. (a)	548	62,023
Constellation Energy Corp. (a)	481	134,319
Dominion Energy, Inc. (a)	1,321	81,664
DTE Energy Co. (a)	277	40,503
Duke Energy Corp. (a)	1,244	162,889
Edison International (a)	583	42,664
Entergy Corp. (a)	670	75,281
Evergy, Inc. (a)	381	31,212
Eversource Energy (a)	575	39,836
Exelon Corp. (a)	1,433	70,246
FirstEnergy Corp. (a)	813	41,187
NextEra Energy, Inc. (a)	3,222	299,259
NiSource, Inc. (a)	747	34,855

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
NRG Energy, Inc. (a)	308	$45,011
PG&E Corp. (a)	3,437	60,388
Pinnacle West Capital Corp. (a)	124	12,493
PPL Corp. (a)	1,063	40,607
Public Service Enterprise Group, Inc. (a)	809	65,489
Sempra (a)	1,059	102,903
Southern Co. (a)	1,613	155,687
Vistra Corp. (a)	488	73,361
WEC Energy Group, Inc. (a)	439	50,823
Xcel Energy, Inc. (a)	896	71,178
		2,163,136
TOTAL COMMON STOCK (Cost $44,587,216)		85,593,045
TOTAL EQUITIES (Cost $44,587,216)		85,593,045

	Principal Amount
Bonds & Notes — 0.0%
Corporate Debt — 0.0%
Forest Products & Paper — 0.0%
Sino Forest Corp.
5.000% 8/01/49 (d) (e) (f)	$359,000	—
TOTAL CORPORATE DEBT (Cost $0)		—
TOTAL BONDS & NOTES (Cost $0)		—
TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $671,413)		827,617

	Number of Shares
Rights — 0.0%
Consumer Staples — 0.0%
Walgreens Boots Alliance, Inc., CVR (b) (d) (e)	1,361	—
Health Care — 0.0%
Abiomed, Inc., CVR (b) (d) (e)	136	—
TOTAL RIGHTS (Cost $860)		—
TOTAL LONG-TERM INVESTMENTS (Cost $45,259,489)		86,420,662

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Short-Term Investments — 1.2%
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (g)	$1,008,562	$1,008,562
TOTAL SHORT-TERM INVESTMENTS (Cost $1,008,562)		1,008,562
TOTAL INVESTMENTS — 100.1% (Cost $46,268,051) (h)		87,429,224
Other Assets/(Liabilities) — (0.1)%		(91,095)
NET ASSETS — 100.0%		$87,338,129

Abbreviation Legend
CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $23,297 or 0.03% of net assets. The Fund received $23,577 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At March 31, 2026, these securities amounted to a value of $0 or 0.00% of net assets.
(g)	Maturity value of $1,008,618. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 4/30/30, and an aggregate market value, including accrued interest, of $1,028,785.
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
S&P 500 Index	4/17/26	6,300.00	19	USD	11,970,000	$97,166	$130,768	$(33,602)
S&P 500 Index	5/15/26	6,200.00	19	USD	11,780,000	175,028	140,761	34,267
S&P 500 Index	5/15/26	6,300.00	19	USD	11,970,000	219,469	154,954	64,515
S&P 500 Index	5/15/26	6,350.00	19	USD	12,065,000	238,754	124,555	114,199
S&P 500 Index	6/18/26	5,600.00	18	USD	10,080,000	97,200	120,375	(23,175)
						$827,617	$671,413	$156,204

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (see Note 1) — Portfolio of Investments (Continued)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Call
S&P 500 Index	4/17/26	6,850.00	15	USD	10,275,000	$(10,980)	$(150,728)	$139,748
S&P 500 Index	4/17/26	7,100.00	14	USD	9,940,000	(1,050)	(91,167)	90,117
S&P 500 Index	4/17/26	7,250.00	15	USD	10,875,000	(600)	(102,081)	101,481
S&P 500 Index	4/17/26	7,300.00	14	USD	10,220,000	(420)	(83,265)	82,845
S&P 500 Index	4/30/26	6,750.00	14	USD	9,450,000	(79,380)	(144,753)	65,373
S&P 500 Index	4/30/26	6,850.00	15	USD	10,275,000	(37,455)	(188,663)	151,208
S&P 500 Index	4/30/26	7,150.00	15	USD	10,725,000	(2,295)	(127,862)	125,567
S&P 500 Index	5/15/26	6,550.00	14	USD	9,170,000	(265,748)	(175,413)	(90,335)
S&P 500 Index	5/15/26	6,650.00	14	USD	9,310,000	(190,400)	(154,259)	(36,141)
						$(588,328)	$(1,218,191)	$629,863

Currency Legend
USD	U.S. Dollar

MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1) — Portfolio of Investments

March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.1%
Common Stock — 98.1%
Communication Services — 24.4%
Alphabet, Inc. Class A	57,805	$16,622,406
Meta Platforms, Inc. Class A	22,148	12,671,535
Netflix, Inc. (a)	115,456	11,101,094
Walt Disney Co.	42,028	4,050,659
		44,445,694
Consumer Discretionary — 17.1%
Alibaba Group Holding Ltd. Sponsored ADR	873	109,527
Amazon.com, Inc. (a)	50,278	10,471,399
NIKE, Inc. Class B	23,766	1,255,320
Starbucks Corp.	28,027	2,510,939
Tesla, Inc. (a)	38,989	14,494,161
Yum China Holdings, Inc.	10,457	510,092
Yum! Brands, Inc.	11,502	1,788,331
		31,139,769
Consumer Staples — 3.0%
Monster Beverage Corp. (a)	74,823	5,421,675
Financials — 7.3%
Block, Inc. (a)	21,127	1,271,423
FactSet Research Systems, Inc.	4,378	949,982
PayPal Holdings, Inc.	19,158	866,516
SEI Investments Co.	24,944	1,957,356
Visa, Inc. Class A	27,727	8,380,209
		13,425,486
Health Care — 11.9%
Illumina, Inc. (a)	8,627	1,063,364
Intuitive Surgical, Inc. (a)	5,074	2,339,063
Novartis AG Sponsored ADR (b)	16,619	2,538,552
Novo Nordisk AS Sponsored ADR	52,992	1,947,456
Regeneron Pharmaceuticals, Inc.	5,680	4,388,595
Roche Holding AG Sponsored ADR (b)	37,805	1,879,287
Thermo Fisher Scientific, Inc.	4,372	2,148,969
Vertex Pharmaceuticals, Inc. (a)	12,005	5,360,713
		21,665,999
Industrials — 7.2%
Boeing Co. (a)	43,170	8,592,125
Deere & Co.	3,972	2,237,428

MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Expeditors International of Washington, Inc.	16,619	$2,380,339
		13,209,892
Information Technology — 27.2%
Autodesk, Inc. (a)	16,679	3,992,952
Microsoft Corp.	17,800	6,589,026
NVIDIA Corp.	122,932	21,439,341
Oracle Corp.	49,390	7,265,763
QUALCOMM, Inc.	12,241	1,576,396
Salesforce, Inc.	16,743	3,125,416
Shopify, Inc. Class A (a)	40,646	4,821,428
Workday, Inc. Class A (a)	5,840	758,733
		49,569,055
TOTAL COMMON STOCK (Cost $110,672,499)		178,877,570
TOTAL EQUITIES (Cost $110,672,499)		178,877,570
TOTAL LONG-TERM INVESTMENTS (Cost $110,672,499)		178,877,570
Short-Term Investments — 1.8%
	Principal Amount
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (c)	$3,194,246	3,194,246
TOTAL SHORT-TERM INVESTMENTS (Cost $3,194,246)		3,194,246
TOTAL INVESTMENTS — 99.9% (Cost $113,866,745) (d)		182,071,816
Other Assets/(Liabilities) — 0.1%		186,161
NET ASSETS — 100.0%		$182,257,977

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $4,373,489 or 2.40% of net assets. The Fund received $4,395,670 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).

MML VIP Loomis Sayles Large Cap Growth Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(c)	Maturity value of $3,194,424. Collateralized by U.S. Government Agency obligations with rates ranging from 3.375% - 3.500%, maturity dates ranging from 2/29/28 - 4/30/30, and an aggregate market value, including accrued interest, of $3,258,307.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.5%
Common Stock — 98.5%
Australia — 1.0%
Rio Tinto PLC	23,239	$2,160,107
Canada — 2.0%
Canadian National Railway Co.	5,184	532,760
Intact Financial Corp.	7,265	1,316,484
Toronto-Dominion Bank (a)	28,462	2,658,172
		4,507,416
China — 2.3%
NetEase, Inc.	83,000	1,846,710
Tencent Holdings Ltd.	53,000	3,345,991
		5,192,701
Denmark — 1.6%
Carlsberg AS Class B	21,175	2,642,111
Novo Nordisk AS Class B	25,609	943,671
		3,585,782
Finland — 1.4%
Kone OYJ Class B	47,321	3,017,013
France — 16.0%
Air Liquide SA	30,000	6,180,010
BNP Paribas SA	46,878	4,465,646
Capgemini SE	26,675	3,117,902
Cie de Saint-Gobain SA	31,242	2,571,068
Cie Generale des Etablissements Michelin SCA	41,395	1,409,596
Edenred SE	47,843	952,579
Engie SA	134,805	4,346,139
Legrand SA	15,202	2,349,084
LVMH Moet Hennessy Louis Vuitton SE	5,108	2,839,359
Pernod Ricard SA	24,838	1,853,884
TotalEnergies SE (TTE FP)	60,049	5,544,520
		35,629,787
Germany — 6.5%
Beiersdorf AG	24,669	2,182,526
Deutsche Boerse AG	15,613	4,539,263
Merck KGaA	22,843	2,836,858
MTU Aero Engines AG	3,187	1,140,958
SAP SE	22,644	3,832,113
		14,531,718

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Hong Kong — 2.5%
AIA Group Ltd.	345,200	$3,877,925
Prudential PLC	117,578	1,639,664
		5,517,589
India — 0.3%
HDFC Bank Ltd. ADR	27,865	693,281
Ireland — 2.3%
AIB Group PLC	354,877	3,774,444
Bank of Ireland Group PLC	70,426	1,288,832
		5,063,276
Israel — 1.1%
Check Point Software Technologies Ltd. (b)	17,340	2,477,019
Italy — 5.0%
Eni SpA	122,583	3,480,903
Intesa Sanpaolo SpA	720,252	4,378,210
Ryanair Holdings PLC Sponsored ADR	56,353	3,257,203
		11,116,316
Japan — 20.0%
Daikin Industries Ltd.	21,000	2,547,633
Denso Corp.	168,400	2,090,868
FUJIFILM Holdings Corp.	90,100	1,712,408
Hitachi Ltd.	187,400	5,476,881
Hoya Corp.	9,100	1,569,713
Kose Holdings Corp. (a)	19,800	738,508
LY Corp.	682,900	1,655,112
Mitsubishi Electric Corp.	135,700	4,431,621
Olympus Corp.	105,700	1,006,306
Seven & i Holdings Co. Ltd.	233,900	3,148,152
Shin-Etsu Chemical Co. Ltd.	90,600	3,686,295
Sompo Holdings, Inc.	105,300	4,114,421
Sony Group Corp.	145,900	3,009,384
Sumitomo Mitsui Financial Group, Inc.	117,100	3,860,043
Suzuki Motor Corp.	180,900	2,167,358
Terumo Corp.	148,100	1,983,012
ZOZO, Inc.	185,700	1,298,761
		44,496,476
Netherlands — 1.8%
ING Groep NV	155,681	4,067,834
Portugal — 0.4%
Galp Energia SGPS SA	34,712	843,901
Singapore — 1.2%
DBS Group Holdings Ltd.	62,560	2,779,750

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Spain — 1.1%
Amadeus IT Group SA	43,937	$2,497,611
Switzerland — 5.4%
Cie Financiere Richemont SA Registered Class A	23,902	4,259,166
Sonova Holding AG Registered	6,362	1,442,095
UBS Group AG Registered	87,194	3,391,324
Zurich Insurance Group AG	4,209	3,001,019
		12,093,604
Taiwan — 3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	136,000	7,667,059
United Kingdom — 10.9%
British American Tobacco PLC	75,407	4,392,511
Compass Group PLC	133,872	3,719,464
London Stock Exchange Group PLC	14,132	1,670,204
NatWest Group PLC	555,563	4,122,307
RELX PLC	93,502	3,082,687
Rolls-Royce Holdings PLC	301,533	4,604,696
Tesco PLC	420,992	2,654,496
		24,246,365
United States — 12.3%
Experian PLC	77,582	2,696,641
GSK PLC	129,739	3,558,075
Nestle SA Registered	22,528	2,234,528
Novartis AG Registered	40,432	6,138,772
Qiagen NV	34,335	1,375,381
Roche Holding AG	15,040	5,938,782
Schneider Electric SE	20,115	5,524,989
		27,467,168
TOTAL COMMON STOCK (Cost $199,735,776)		219,651,773
TOTAL EQUITIES (Cost $199,735,776)		219,651,773
TOTAL LONG-TERM INVESTMENTS (Cost $199,735,776)		219,651,773
Short-Term Investments — 0.4%
	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (c)	$852,328	852,328
TOTAL SHORT-TERM INVESTMENTS (Cost $852,328)		852,328

MML VIP MFS® International Equity Fund (see Note 1) — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 98.9% (Cost $200,588,104) (d)	$220,504,101
Other Assets/(Liabilities) — 1.1%	2,455,950
NET ASSETS — 100.0%	$222,960,051

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $481,812 or 0.22% of net assets. The Fund received $497,928 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Maturity value of $852,375. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $869,381.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Moderate Allocation Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Mutual Funds — 100.1%
Equity Funds — 59.6%
Fidelity® VIP Emerging Markets Portfolio, Initial Class	784,922	$12,754,989
MML Focused Equity Fund, Class II (a)	9,950,174	64,676,134
MML Foreign Fund, Initial Class (a)	2,128,578	25,032,078
MML Income & Growth Fund, Initial Class (a)	2,128,759	19,222,695
MML Small/Mid Cap Value Fund, Initial Class (a)	855,581	7,366,550
MML VIP American Century Mid Cap Value Fund, Initial Class (a)	2,899,469	23,920,623
MML VIP American Century Small Company Value Fund, Class II (a)	1,285,095	11,488,752
MML VIP Invesco Discovery Mid Cap Fund, Class II (a) (b)	576,217	6,107,897
MML VIP Invesco Global Fund, Class I (a)	5,731,860	26,079,964
MML VIP Invesco Main Street Equity Fund, Class II (a)	2,902,489	32,304,699
MML VIP Loomis Sayles Large Cap Growth Fund, Initial Class (a)	2,496,034	35,917,926
MML VIP MFS® International Equity Fund, Class II (a)	5,829,318	69,718,645
MML VIP T. Rowe Price Blue Chip Growth Fund, Initial Class (a)	2,790,310	48,523,493
MML VIP T. Rowe Price Equity Income Fund, Initial Class (a)	8,181,505	85,905,806
MML VIP T. Rowe Price Mid Cap Growth Fund, Initial Class (a)	2,391,031	22,810,434
MML VIP Wellington Small Cap Growth Equity Fund, Initial Class (a)	584,869	6,784,968
		498,615,653
Fixed Income Funds — 40.5%
Invesco Global Strategic Income Fund, Class R6	3,498,080	10,774,087
MML Barings High Yield Fund, Class I (a)	243,680	1,954,310
MML VIP Barings Core Bond Fund, Initial Class (a)	12,921,024	144,099,687
MML VIP Barings Inflation-Protected and Income Fund, Initial Class (a)	1,369,731	11,916,656
MML VIP Barings Short-Duration Bond Fund, Class II (a)	3,101,342	28,687,414
MML VIP Fidelity Institutional AM® Core Plus Bond Fund, Class II (a)	14,375,163	130,095,223
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio, Institutional Shares	1,535,291	11,361,152
		338,888,529
TOTAL MUTUAL FUNDS (Cost $824,038,452)		837,504,182
TOTAL LONG-TERM INVESTMENTS (Cost $824,038,452)		837,504,182
TOTAL INVESTMENTS — 100.1% (Cost $824,038,452) (c)		837,504,182
Other Assets/(Liabilities) — (0.1)%		(653,900)
NET ASSETS — 100.0%		$836,850,282

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Affiliated issuer.
(b)	Non-income producing security.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.4%
Common Stock — 99.4%
Communication Services — 15.6%
Alphabet, Inc. Class A	22,296	$6,411,438
Alphabet, Inc. Class C	82,687	23,719,593
Meta Platforms, Inc. Class A	35,170	20,121,812
Netflix, Inc. (a)	96,437	9,272,417
T-Mobile US, Inc.	19,377	4,069,751
		63,595,011
Consumer Discretionary — 16.0%
Amazon.com, Inc. (a)	130,127	27,101,550
Booking Holdings, Inc.	837	3,524,038
Carvana Co. (a)	45,518	14,309,949
Chipotle Mexican Grill, Inc. (a)	55,516	1,777,067
DoorDash, Inc., Class A (a)	8,825	1,325,074
Ross Stores, Inc.	11,074	2,398,961
Sea Ltd. ADR (a)	18,714	1,549,706
Tesla, Inc. (a)	29,997	11,151,385
TJX Cos., Inc.	13,902	2,220,149
		65,357,879
Consumer Staples — 0.8%
Colgate-Palmolive Co.	16,312	1,390,272
Mondelez International, Inc. Class A	12,710	732,604
Procter & Gamble Co.	7,488	1,081,567
		3,204,443
Financials — 8.0%
Adyen NV ADR (a)	28	279
Adyen NV (a) (b)	524	524,340
Charles Schwab Corp.	14,000	1,315,720
Chubb Ltd.	13,232	4,312,706
Goldman Sachs Group, Inc.	2,136	1,807,035
Marsh & McLennan Cos., Inc.	7,289	1,264,277
Mastercard, Inc. Class A	17,936	8,961,902
Moody’s Corp.	2,616	1,141,230
Morgan Stanley	11,581	1,905,885
Visa, Inc. Class A	37,785	11,420,138
		32,653,512
Health Care — 6.5%
Danaher Corp.	11,155	2,114,988
Eli Lilly & Co.	13,190	12,131,766
Intuitive Surgical, Inc. (a)	11,581	5,338,725
Medline, Inc. Class A (a)	10,099	449,406

MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Stryker Corp.	5,669	$1,862,777
Thermo Fisher Scientific, Inc.	4,596	2,259,072
UnitedHealth Group, Inc.	9,236	2,499,169
		26,655,903
Industrials — 3.6%
Cintas Corp.	5,147	870,563
GE Vernova, Inc.	4,602	4,017,086
General Electric Co.	26,513	7,523,594
Old Dominion Freight Line, Inc.	5,804	1,134,102
TransDigm Group, Inc.	815	944,552
		14,489,897
Information Technology — 47.6%
Apple, Inc.	152,478	38,697,392
ASML Holding NV	3,589	4,740,459
Broadcom, Inc.	64,120	19,845,781
Crowdstrike Holdings, Inc. Class A (a)	3,654	1,426,558
Datadog, Inc. Class A (a)	4,886	576,792
Microsoft Corp.	113,426	41,986,903
Monolithic Power Systems, Inc.	2,417	2,642,627
NVIDIA Corp.	355,981	62,083,086
Oracle Corp.	24,257	3,568,447
Palantir Technologies, Inc. Class A (a)	7,850	1,148,298
Roper Technologies, Inc.	3,655	1,293,358
ServiceNow, Inc. (a)	43,638	4,562,353
Shopify, Inc. Class A (a)	27,093	3,213,772
Synopsys, Inc. (a)	4,941	1,959,008
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	8,925	3,016,204
TE Connectivity PLC	9,568	1,999,903
Texas Instruments, Inc.	5,906	1,146,591
		193,907,532
Materials — 0.8%
Linde PLC (LIN US)	3,272	1,622,127
Sherwin-Williams Co.	4,623	1,481,902
		3,104,029
Utilities — 0.5%
Constellation Energy Corp.	6,871	1,918,727
TOTAL COMMON STOCK (Cost $255,754,198)		404,886,933
TOTAL EQUITIES (Cost $255,754,198)		404,886,933

MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1) — Portfolio of Investments (Continued)

	Principal Amount	Value
Bonds & Notes — 0.2%
Corporate Debt — 0.2%
Retail — 0.2%
Carvana Co.
9.000% 6/01/30 (b)	$367,750	$382,553
9.000% 6/01/31 (b)	501,719	542,511
		925,064
TOTAL CORPORATE DEBT (Cost $912,150)		925,064
TOTAL BONDS & NOTES (Cost $912,150)		925,064
TOTAL LONG-TERM INVESTMENTS (Cost $256,666,348)		405,811,997
Short-Term Investments — 0.5%
	Number of Shares
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.024% (c)	118	118
	Principal Amount
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$1,967,698	1,967,698
TOTAL SHORT-TERM INVESTMENTS (Cost $1,967,816)		1,967,816
TOTAL INVESTMENTS — 100.1% (Cost $258,634,164) (e)		407,779,813
Other Assets/(Liabilities) — (0.1)%		(206,497)
NET ASSETS — 100.0%		$407,573,316

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2026, the aggregate market value of these securities amounted to $1,449,404 or 0.36% of net assets.
(c)	Rate disclosed is the 7-day net yield as of March 31, 2026.

MML VIP T. Rowe Price Blue Chip Growth Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(d)	Maturity value of $1,967,807. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 4/30/30, and an aggregate market value, including accrued interest, of $2,007,154.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP T. Rowe Price Equity Income Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 99.5%
Common Stock — 98.7%
Communication Services — 6.5%
Alphabet, Inc. Class A	27,047	$7,777,635
Alphabet, Inc. Class C	21,747	6,238,344
Comcast Corp. Class A	55,849	1,603,425
Meta Platforms, Inc. Class A	3,658	2,092,852
News Corp. Class A	139,227	3,470,929
T-Mobile US, Inc.	16,354	3,434,831
Versant Media Group, Inc. (a)	2,362	87,441
Walt Disney Co.	40,867	3,938,762
		28,644,219
Consumer Discretionary — 3.6%
Amazon.com, Inc. (a)	28,359	5,906,329
Home Depot, Inc.	12,608	4,146,645
Las Vegas Sands Corp.	84,718	4,564,606
Mattel, Inc. (a)	82,466	1,198,231
		15,815,811
Consumer Staples — 7.0%
Colgate-Palmolive Co.	77,822	6,632,769
Conagra Brands, Inc.	42,571	669,216
Kenvue, Inc.	190,184	3,278,772
Kimberly-Clark Corp.	30,920	2,982,853
Philip Morris International, Inc.	31,365	5,185,889
Procter & Gamble Co.	44,314	6,400,714
Tyson Foods, Inc. Class A	53,930	3,455,295
Walmart, Inc.	21,300	2,647,164
		31,252,672
Energy — 11.0%
Chevron Corp.	24,420	5,052,498
ConocoPhillips	64,126	8,464,632
EOG Resources, Inc.	26,680	3,857,128
EQT Corp.	25,903	1,648,467
Expand Energy Corp.	30,933	3,395,825
Exxon Mobil Corp.	41,996	7,125,041
Kinder Morgan, Inc.	18,907	633,952
Phillips 66	2,366	431,038
SLB Ltd.	48,657	2,500,483
South Bow Corp. (b)	37,076	1,233,468
TC Energy Corp. (b)	30,212	1,891,271
TotalEnergies SE (TTE FP)	98,239	9,070,727
TotalEnergies SE (TTE US) (b)	13,806	1,256,070

MML VIP T. Rowe Price Equity Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Williams Cos., Inc.	28,675	$2,086,966
		48,647,566
Financials — 20.5%
Allstate Corp.	17,021	3,529,134
American International Group, Inc.	66,680	5,017,670
Apollo Global Management, Inc.	8,777	977,933
Bank of America Corp.	119,825	5,841,469
Capital One Financial Corp.	3,811	695,241
Charles Schwab Corp.	87,056	8,181,523
Chubb Ltd.	20,700	6,746,751
Citigroup, Inc.	68,615	7,781,627
Corebridge Financial, Inc.	29,565	705,421
Equitable Holdings, Inc.	122,629	4,550,762
Fifth Third Bancorp	105,921	4,921,090
Fiserv, Inc. (a)	25,801	1,439,696
Global Payments, Inc.	6,090	409,857
Hartford Insurance Group, Inc.	5,210	704,548
Huntington Bancshares, Inc.	284,135	4,446,713
JP Morgan Chase & Co.	25,890	7,615,802
Loews Corp.	54,615	5,829,605
MetLife, Inc.	120,896	8,549,765
Morgan Stanley	5,170	850,827
State Street Corp.	15,174	1,920,421
US Bancorp	114,898	5,975,845
Wells Fargo & Co.	49,472	3,938,466
		90,630,166
Health Care — 12.7%
AstraZeneca PLC	18,349	3,618,790
Becton Dickinson & Co.	36,101	5,676,160
Biogen, Inc. (a)	6,647	1,218,595
Bristol-Myers Squibb Co.	44,779	2,715,846
Cigna Group	13,032	3,476,286
CVS Health Corp.	73,929	5,309,581
Elevance Health, Inc.	18,763	5,492,868
Johnson & Johnson	10,146	2,480,088
Medtronic PLC	38,147	3,305,438
Merck & Co., Inc.	38,804	4,667,733
Novo Nordisk AS Sponsored ADR	39,200	1,440,600
Sanofi SA	7,573	730,460
Sanofi SA ADR	7,335	353,400
Thermo Fisher Scientific, Inc.	4,660	2,290,530
UnitedHealth Group, Inc.	11,279	3,051,985
Viatris, Inc.	314,321	4,246,477
Waters Corp. (a)	5,304	1,579,531
Zimmer Biomet Holdings, Inc.	51,375	4,645,327
		56,299,695
Industrials — 14.0%
3M Co.	7,085	1,028,955

MML VIP T. Rowe Price Equity Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
AGCO Corp.	23,792	$2,756,779
Boeing Co. (a)	25,757	5,126,416
Booz Allen Hamilton Holding Corp.	25,165	1,963,625
CSX Corp.	139,295	5,718,060
Dover Corp.	6,467	1,348,046
Fortive Corp.	96,565	5,338,113
General Electric Co.	15,377	4,363,531
L3Harris Technologies, Inc.	19,763	6,821,199
Middleby Corp. (a)	9,538	1,264,548
Norfolk Southern Corp.	3,216	922,992
Rockwell Automation, Inc.	8,332	2,990,188
Siemens AG Registered	21,548	5,110,978
Southwest Airlines Co.	105,351	3,958,037
StandardAero, Inc. (b)	55,831	1,442,115
Stanley Black & Decker, Inc.	78,110	5,550,497
Union Pacific Corp.	11,185	2,713,705
United Parcel Service, Inc. Class B	37,518	3,691,021
		62,108,805
Information Technology — 10.2%
Accenture PLC Class A	5,277	1,046,376
Advanced Micro Devices, Inc. (a)	17,079	3,474,381
Applied Materials, Inc.	16,117	5,508,630
Cisco Systems, Inc.	27,686	2,148,157
Intel Corp. (a)	72,891	3,216,680
Microsoft Corp.	11,443	4,235,855
QUALCOMM, Inc.	51,939	6,688,704
Ralliant Corp.	42,494	1,767,326
Salesforce, Inc.	18,551	3,462,915
Samsung Electronics Co. Ltd.	75,262	8,454,184
TE Connectivity PLC	2,555	534,046
Teledyne Technologies, Inc. (a)	1,035	626,185
Texas Instruments, Inc.	22,050	4,280,787
		45,444,226
Materials — 3.7%
Avery Dennison Corp.	7,167	1,237,597
CF Industries Holdings, Inc.	56,095	7,283,375
International Paper Co.	147,146	5,253,112
West Fraser Timber Co. Ltd. (b)	37,858	2,471,749
		16,245,833
Real Estate — 3.2%
CubeSmart	3,010	110,316
Equity Residential	82,073	4,854,618
Public Storage	1,900	514,672
Rayonier, Inc.	180,330	3,718,405
Rexford Industrial Realty, Inc.	72,531	2,373,940
Sun Communities, Inc.	6,676	840,909

MML VIP T. Rowe Price Equity Income Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Weyerhaeuser Co.	79,468	$1,941,403
		14,354,263
Utilities — 6.3%
Alliant Energy Corp.	57,214	4,105,677
Ameren Corp.	42,487	4,670,171
NextEra Energy, Inc.	40,792	3,788,761
Sempra	45,387	4,410,255
Southern Co.	100,480	9,698,329
Xcel Energy, Inc.	16,262	1,291,853
		27,965,046
TOTAL COMMON STOCK (Cost $367,940,480)		437,408,302
Preferred Stock — 0.8%
Industrials — 0.5%
Boeing Co. Convertible
6.000%	32,577	2,113,596
Utilities — 0.3%
Southern Co., Convertible
7.125%	23,724	1,219,413
TOTAL PREFERRED STOCK (Cost $2,929,685)		3,333,009
TOTAL EQUITIES (Cost $370,870,165)		440,741,311
TOTAL LONG-TERM INVESTMENTS (Cost $370,870,165)		440,741,311
Short-Term Investments — 0.7%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.024% (c)	112	112
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (d)	$3,142,554	3,142,554
TOTAL SHORT-TERM INVESTMENTS (Cost $3,142,666)		3,142,666

MML VIP T. Rowe Price Equity Income Fund (see Note 1) — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.2% (Cost $374,012,831) (e)	$443,883,977
Other Assets/(Liabilities) — (0.2)%	(918,125)
NET ASSETS — 100.0%	$442,965,852

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $8,103,079 or 1.83% of net assets. The Fund received $8,321,475 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Rate disclosed is the 7-day net yield as of March 31, 2026.
(d)	Maturity value of $3,142,728. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 4/30/30, and an aggregate market value, including accrued interest, of $3,205,545.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 97.3%
Common Stock — 97.3%
Communication Services — 3.8%
Liberty Media Corp.-Liberty Formula One Class C (a)	61,359	$5,216,742
Live Nation Entertainment, Inc. (b)	7,278	1,109,968
New York Times Co. Class A	58,044	4,860,024
Reddit, Inc. Class A (a)	16,137	2,172,847
		13,359,581
Consumer Discretionary — 19.3%
Birkenstock Holding PLC (b)	67,609	2,422,430
Burlington Stores, Inc. (a)	19,480	6,338,402
Domino’s Pizza, Inc.	14,058	5,043,870
DraftKings, Inc. Class A (a)	34,155	738,431
Dutch Bros, Inc. Class A (a) (b)	20,171	1,021,863
Hilton Worldwide Holdings, Inc.	31,512	9,582,169
Liberty Live Holdings, Inc. Class C (a)	33,483	3,151,085
McGraw Hill, Inc. (a)	47,134	645,736
Planet Fitness, Inc. Class A (a)	55,018	4,092,239
Pool Corp.	15,953	3,227,771
Ross Stores, Inc.	15,938	3,452,649
Service Corp. International	41,776	3,446,938
Sportradar Group AG Class A (b)	92,356	1,546,039
Texas Roadhouse, Inc.	9,094	1,501,783
TopBuild Corp. (b)	4,042	1,419,955
Ulta Beauty, Inc. (a)	7,244	3,786,511
Viking Holdings Ltd. (a)	93,533	6,872,805
Wingstop, Inc. (b)	6,020	932,919
Wyndham Hotels & Resorts, Inc.	25,569	2,076,970
Yum! Brands, Inc.	41,344	6,428,165
		67,728,730
Consumer Staples — 3.5%
Casey’s General Stores, Inc.	3,278	2,385,925
Dollar Tree, Inc. (a)	45,544	4,987,524
McCormick & Co., Inc.	42,466	2,141,985
US Foods Holding Corp. (a)	30,820	2,841,912
		12,357,346
Energy — 4.4%
Cheniere Energy, Inc.	10,041	2,849,234
DT Midstream, Inc. (a)	15,112	2,035,133
EQT Corp.	69,923	4,449,900
TechnipFMC PLC	87,923	6,078,117
		15,412,384

MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Financials — 7.7%
Assurant, Inc.	24,480	$5,331,989
Bullish (b)	9,737	347,903
Cboe Global Markets, Inc.	13,677	3,844,194
Corpay, Inc. (a)	4,165	1,211,973
Markel Group, Inc. (a)	1,112	2,128,446
MSCI, Inc.	10,697	5,765,790
Raymond James Financial, Inc.	25,506	3,693,014
Ryan Specialty Holdings, Inc. (b)	28,862	973,804
TPG, Inc.	23,980	971,430
Tradeweb Markets, Inc. Class A	24,818	2,920,086
		27,188,629
Health Care — 20.0%
Agilent Technologies, Inc.	66,937	7,629,479
Alnylam Pharmaceuticals, Inc. (a)	18,146	6,003,967
Apogee Therapeutics, Inc. (a) (b)	12,493	1,051,536
Ascendis Pharma AS ADR (a)	11,879	2,717,084
Avantor, Inc. (a)	120,311	943,238
Biogen, Inc. (a)	7,480	1,371,308
BioNTech SE ADR (a)	15,337	1,363,153
Caris Life Sciences, Inc. (b)	41,091	734,707
Cencora, Inc.	15,075	4,735,661
CG oncology, Inc. (b)	11,559	782,313
Cooper Cos., Inc. (a)	66,992	4,789,928
CRISPR Therapeutics AG (a) (b)	15,812	752,177
Cytokinetics, Inc. (b)	27,590	1,818,457
Elanco Animal Health, Inc. (b)	138,226	3,307,748
Encompass Health Corp.	23,207	2,244,813
Insulet Corp. (a)	13,468	2,826,125
Ionis Pharmaceuticals, Inc. (b)	43,861	3,293,522
Kymera Therapeutics, Inc. (b)	8,078	672,817
Mettler-Toledo International, Inc. (a)	5,454	6,878,585
Natera, Inc. (a)	8,434	1,686,716
Nuvalent, Inc., Class A (b)	3,468	355,297
Quidelortho Corp. (b)	29,342	482,089
Revolution Medicines, Inc. (a)	5,521	536,917
Teleflex, Inc.	29,223	3,495,363
Vaxcyte, Inc. (a)	24,403	1,418,058
Veeva Systems, Inc. Class A (a)	25,434	4,467,736
West Pharmaceutical Services, Inc.	16,669	4,177,918
		70,536,712
Industrials — 18.0%
Acuity, Inc.	3,784	1,060,352
API Group Corp. (a)	42,250	1,711,970
Booz Allen Hamilton Holding Corp.	43,176	3,369,023
Broadridge Financial Solutions, Inc.	5,795	941,572
BWX Technologies, Inc.	10,228	2,091,524
Equifax, Inc.	11,882	2,139,592
Esab Corp.	41,988	4,058,560
Ferguson Enterprises, Inc.	20,278	4,730,046

MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortive Corp.	19,888	$1,099,409
Ingersoll Rand, Inc.	50,269	4,027,552
ITT, Inc.	13,727	2,615,405
Old Dominion Freight Line, Inc.	26,479	5,173,997
Paylocity Holding Corp. (a)	28,932	3,125,813
Quanta Services, Inc.	4,800	2,635,296
RB Global, Inc. (b)	27,187	2,605,874
StandardAero, Inc. (b)	86,956	2,246,074
Textron, Inc.	39,211	3,433,315
TransUnion (b)	52,533	3,634,758
UL Solutions, Inc. Class A	44,497	3,813,838
Veralto Corp.	55,914	4,943,916
XPO, Inc. (b)	20,197	3,929,326
		63,387,212
Information Technology — 17.6%
Amphenol Corp. Class A	5,327	673,066
Atlassian Corp. Class A (a)	18,277	1,247,405
Aurora Innovation, Inc. (a) (b)	151,377	623,673
Descartes Systems Group, Inc. (a)	15,115	1,081,629
Everpure, Inc. Class A (a)	43,246	2,553,244
Guidewire Software, Inc. (a)	8,582	1,283,524
Keysight Technologies, Inc. (a)	22,865	6,456,390
Lattice Semiconductor Corp. (a)	80,212	7,440,465
MACOM Technology Solutions Holdings, Inc. (a)	22,567	5,011,454
Manhattan Associates, Inc. (a)	25,154	3,348,501
Microchip Technology, Inc.	73,029	4,718,404
MongoDB, Inc. (a)	4,950	1,211,612
Monolithic Power Systems, Inc.	5,281	5,773,981
NXP Semiconductors NV	10,637	2,094,000
PTC, Inc. (a)	44,020	6,272,410
Ralliant Corp.	19,567	813,792
Rambus, Inc. (b)	11,902	1,023,929
Tyler Technologies, Inc. (a)	15,092	5,167,199
Unity Software, Inc. (a)	33,697	739,312
Zoom Communications, Inc. (a)	30,898	2,483,890
Zscaler, Inc. (a)	13,107	1,838,781
		61,856,661
Materials — 3.0%
Avery Dennison Corp.	20,841	3,598,824
Ball Corp.	44,829	2,649,842

MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Martin Marietta Materials, Inc.	7,101	$4,180,217
		10,428,883
TOTAL COMMON STOCK (Cost $312,909,819)		342,256,138
TOTAL EQUITIES (Cost $312,909,819)		342,256,138
TOTAL LONG-TERM INVESTMENTS (Cost $312,909,819)		342,256,138
Short-Term Investments — 3.3%
Investment of Cash Collateral from Securities Loaned — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (c)	1,693,950	1,693,950
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund, 1.024% (d)	9,751	9,751
	Principal Amount
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (e)	$10,009,464	10,009,464
TOTAL SHORT-TERM INVESTMENTS (Cost $11,713,165)		11,713,165
TOTAL INVESTMENTS — 100.6% (Cost $324,622,984) (f)		353,969,303
Other Assets/(Liabilities) — (0.6)%		(2,035,221)
NET ASSETS — 100.0%		$351,934,082

Abbreviation Legend
ADR	American Depositary Receipt

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $28,276,985 or 8.03% of net assets. The Fund received $26,185,456 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(d)	Rate disclosed is the 7-day net yield as of March 31, 2026.

MML VIP T. Rowe Price Mid Cap Growth Fund (see Note 1) — Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)
(e)	Maturity value of $10,010,020. Collateralized by U.S. Government Agency obligations with a rate of 4.375%, maturity date of 7/15/27, and an aggregate market value, including accrued interest, of $10,209,806.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) — Portfolio of Investments
March 31, 2026 (Unaudited)

	Number of Shares	Value
Equities — 98.2%
Common Stock — 98.2%
Communication Services — 1.7%
Cargurus, Inc. (a)	41,493	$1,412,837
EchoStar Corp. Class A (a)	2,905	340,088
Magnite, Inc. (b)	46,771	555,639
		2,308,564
Consumer Discretionary — 7.7%
Boot Barn Holdings, Inc. (b)	4,855	710,578
Century Communities, Inc.	6,154	353,116
Champion Homes, Inc. (b)	21,473	1,596,947
Cheesecake Factory, Inc. (a)	1,598	87,490
Five Below, Inc. (b)	4,785	1,093,277
Genius Sports Ltd. (a)	26,401	116,956
Life Time Group Holdings, Inc. (a)	31,730	854,806
National Vision Holdings, Inc. (a)	27,772	719,295
Ollie’s Bargain Outlet Holdings, Inc. (b)	5,390	496,096
Patrick Industries, Inc. (a)	6,031	669,863
Shake Shack, Inc. Class A (b)	8,211	726,427
Stride, Inc. (b)	6,788	598,498
Valvoline, Inc. (b)	20,854	702,363
Visteon Corp. (a)	4,491	409,175
Wingstop, Inc. (a)	676	104,760
Wolverine World Wide, Inc.	32,602	532,065
YETI Holdings, Inc. (a)	13,744	502,893
		10,274,605
Consumer Staples — 1.8%
Chefs’ Warehouse, Inc. (b)	11,876	706,028
Freshpet, Inc. (b)	8,452	498,330
Vita Coco Co., Inc. (b)	23,866	1,143,420
		2,347,778
Energy — 4.4%
Cactus, Inc. Class A (a)	23,197	1,098,842
Chord Energy Corp.	11,065	1,573,222
Excelerate Energy, Inc. Class A	19,447	649,919
Innovex International, Inc. (b)	3,710	90,487
Matador Resources Co.	11,539	729,034
Viper Energy, Inc. Class A	36,873	1,732,662
		5,874,166
Financials — 11.5%
Ameris Bancorp	11,282	879,883
Dave, Inc. (a) (b)	1,244	216,568

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Eastern Bankshares, Inc.	45,005	$880,298
First Interstate BancSystem, Inc. Class A (a)	24,735	826,149
HA Sustainable Infrastructure Capital, Inc. (a)	50,482	1,855,214
Hamilton Insurance Group Ltd. Class B	22,169	661,301
Hancock Whitney Corp.	14,509	922,627
Huntington Bancshares, Inc.	69,173	1,082,557
Perella Weinberg Partners (a)	37,862	687,574
PJT Partners, Inc. Class A	5,687	794,588
Seacoast Banking Corp. of Florida	63,189	1,913,995
Simmons First National Corp. Class A	41,398	805,191
SiriusPoint Ltd. (b)	56,978	1,227,306
StepStone Group, Inc. Class A	13,938	665,121
UMB Financial Corp.	8,878	1,001,350
WisdomTree, Inc. (a)	55,092	802,140
		15,221,862
Health Care — 23.1%
Adaptive Biotechnologies Corp. (b)	18,868	261,888
Alignment Healthcare, Inc. (b)	101,209	1,783,303
Alkermes PLC (a)	14,516	513,286
Apellis Pharmaceuticals, Inc. (a)	9,527	383,271
Apogee Therapeutics, Inc. (a)	13,050	1,098,418
AtriCure, Inc. (b)	21,692	618,873
Axogen, Inc. (b)	10,524	348,660
Axsome Therapeutics, Inc. (b)	6,043	1,021,388
Bridgebio Pharma, Inc. (a)	9,070	673,538
Celcuity, Inc. (a)	3,386	386,478
Celldex Therapeutics, Inc. (b)	14,193	450,202
CG oncology, Inc. (a) (b)	14,507	981,834
Cogent Biosciences, Inc. (b)	21,229	817,104
Corvus Pharmaceuticals, Inc. (a)	16,550	242,126
Crinetics Pharmaceuticals, Inc. (a)	23,107	839,246
Cytokinetics, Inc. (a)	13,413	884,051
Dianthus Therapeutics, Inc. (b)	4,210	353,303
Disc Medicine, Inc. (a)	9,739	622,712
Doximity, Inc. Class A (b)	13,376	311,661
Ensign Group, Inc.	4,390	884,585
GeneDx Holdings Corp. (b)	6,302	404,714
Glaukos Corp. (b)	4,657	501,373
Guardian Pharmacy Services, Inc. Class A (b)	19,187	722,582
HealthEquity, Inc. (b)	4,400	367,708
Hims & Hers Health, Inc. (a)	7,160	148,642
Hinge Health, Inc. Class A (b)	13,712	528,735
Insmed, Inc. (b)	3,779	617,942
Inspire Medical Systems, Inc. (b)	2,106	108,627
Ionis Pharmaceuticals, Inc. (b)	3,524	264,617
Kymera Therapeutics, Inc. (a)	12,613	1,050,537
Lantheus Holdings, Inc. (a)	3,060	232,101
MBX Biosciences, Inc. (a)	5,372	160,354
Mineralys Therapeutics, Inc. (b)	8,100	219,429
Mirum Pharmaceuticals, Inc. (a)	5,160	476,681
Nuvalent, Inc., Class A (a) (b)	6,851	701,885
Oculis Holding AG (b)	7,770	206,604

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Option Care Health, Inc. (b)	22,826	$614,476
PACS Group, Inc. (b)	21,255	682,711
Pharvaris NV (b)	5,442	153,736
Progyny, Inc. (a)	29,388	499,008
Protagonist Therapeutics, Inc. (a)	12,115	1,276,921
PTC Therapeutics, Inc. (b)	14,611	995,447
Revolution Medicines, Inc. (b)	9,714	944,686
Scholar Rock Holding Corp. (a)	18,348	901,988
Soleno Therapeutics, Inc. (b)	4,413	147,747
Spyre Therapeutics, Inc. (a)	16,059	810,016
Structure Therapeutics, Inc. ADR (b)	12,904	621,973
Terns Pharmaceuticals, Inc. (b)	3,562	187,789
TransMedics Group, Inc. (a)	8,302	825,302
Trevi Therapeutics, Inc. (a)	26,811	319,855
Ultragenyx Pharmaceutical, Inc. (b)	8,901	186,476
Vaxcyte, Inc. (b)	9,051	525,954
Veracyte, Inc. (b)	12,019	387,132
Viridian Therapeutics, Inc. (b)	6,530	127,727
Xenon Pharmaceuticals, Inc. (b)	3,391	197,187
		30,594,589
Industrials — 23.5%
AAON, Inc. (a)	8,943	740,033
AAR Corp. (b)	7,074	774,320
Acuity, Inc.	2,381	667,204
Alliance Laundry Holdings, Inc. (b)	14,686	304,588
Ameresco, Inc. Class A (a)	38,403	979,276
Applied Industrial Technologies, Inc.	4,173	1,107,180
Atmus Filtration Technologies, Inc.	12,718	722,001
Bloom Energy Corp. Class A (b)	9,617	1,303,007
Casella Waste Systems, Inc. Class A (a)	10,348	821,010
Comfort Systems USA, Inc.	597	823,257
Curtiss-Wright Corp.	1,979	1,347,936
DXP Enterprises, Inc. (b)	12,224	1,708,060
Enpro, Inc.	3,107	778,770
ESCO Technologies, Inc.	2,549	717,212
Exlservice Holdings, Inc. (b)	14,453	440,094
GATX Corp.	4,697	801,966
Kirby Corp. (b)	6,765	898,933
Korn Ferry	11,189	704,348
Kornit Digital Ltd. (b)	19,049	279,258
Kratos Defense & Security Solutions, Inc. (a)	7,439	524,524
Leonardo DRS, Inc.	12,035	535,798
Loar Holdings, Inc. (a)	4,413	252,821
McGrath RentCorp	5,386	593,968
Modine Manufacturing Co. (b)	11,494	2,490,865
MYR Group, Inc. (b)	3,238	914,152
Nextpower, Inc. Class A (b)	15,560	1,875,758
Rush Enterprises, Inc. Class A	22,321	1,475,641
Ryder System, Inc.	4,293	878,820
StandardAero, Inc. (a)	17,616	455,021
Terex Corp.	13,935	823,559
Trex Co., Inc. (b)	9,839	358,336

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
TriNet Group, Inc.	6,061	$220,802
Verra Mobility Corp. (b)	67,647	966,676
Voyager Technologies, Inc. Class A (a)	25,279	591,276
Xometry, Inc. Class A (a)	20,992	857,313
Zurn Elkay Water Solutions Corp.	33,127	1,485,415
		31,219,198
Information Technology — 14.6%
Advanced Energy Industries, Inc.	2,881	929,727
Agilysys, Inc. (a)	12,656	900,348
Amplitude, Inc. Class A (b)	157,186	1,072,008
AvePoint, Inc. (b)	42,014	399,553
Belden, Inc.	7,431	853,302
Calix, Inc. (b)	16,506	808,629
Cirrus Logic, Inc. (b)	4,781	691,428
Clear Secure, Inc. Class A	9,975	482,890
Commvault Systems, Inc. (b)	3,942	307,042
Core Scientific, Inc. (a)	12,949	193,717
Crane NXT Co. (a)	1,762	71,520
Credo Technology Group Holding Ltd. (b)	13,976	1,311,927
CyberArk Software Ltd. (b)	1,613	72,585
DigitalOcean Holdings, Inc. (a) (b)	9,149	784,801
Enphase Energy, Inc. (b)	11,897	449,826
Fabrinet (a)	1,640	855,293
Freshworks, Inc. Class A (b)	62,293	500,213
Intapp, Inc. (b)	38,771	996,027
IonQ, Inc. (a)	5,249	151,329
MKS, Inc.	6,923	1,590,975
OSI Systems, Inc. (a) (b)	2,878	764,138
Palo Alto Networks, Inc. (b)	3,488	559,196
Power Integrations, Inc. (a)	13,232	677,478
Rubrik, Inc. Class A (b)	9,477	464,089
Semtech Corp. (a)	10,574	813,035
ServiceTitan, Inc. Class A (b)	2,612	165,757
Silicon Motion Technology Corp. Sponsored ADR	3,955	444,107
SiTime Corp. (a)	2,982	1,029,834
Terawulf, Inc. (a)	9,192	132,640
Universal Display Corp.	1,899	174,062
Viavi Solutions, Inc. (a) (b)	20,653	687,332
		19,334,808
Materials — 3.4%
Avient Corp.	20,864	757,363
Cabot Corp. (a)	17,405	1,310,771
Coeur Mining, Inc. (b)	13,678	256,736
Graphic Packaging Holding Co.	16,024	159,279
James Hardie Industries PLC (a)	37,298	706,424
Methanex Corp.	13,183	784,916
Taseko Mines Ltd. (b)	84,685	546,218
		4,521,707

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 4.7%
Acadia Realty Trust (a)	18,933	$361,999
American Healthcare REIT, Inc.	46,087	2,173,463
Essential Properties Realty Trust, Inc.	19,835	602,191
Janus Living, Inc. Class A (b)	4,600	108,422
LTC Properties, Inc.	10,473	389,177
Phillips Edison & Co., Inc.	49,212	1,841,513
Terreno Realty Corp.	12,956	795,757
		6,272,522
Utilities — 1.8%
H2O America (a)	8,095	474,933
IDACORP, Inc. (a)	7,408	1,059,122
ONE Gas, Inc.	9,731	838,131
		2,372,186
TOTAL COMMON STOCK (Cost $106,901,060)		130,341,985
TOTAL EQUITIES (Cost $106,901,060)		130,341,985
Rights — 0.0%
Health Care — 0.0%
Novo Nordisk AS, CVR (a) (b) (c) (d)	7,063	4,591
TOTAL RIGHTS (Cost $4,591)		4,591
Exchange-Traded Funds — 1.2%
iShares Russell 2000 ETF (a)	6,385	1,583,480
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,589,337)		1,583,480
TOTAL LONG-TERM INVESTMENTS (Cost $108,494,988)		131,930,056
Short-Term Investments — 2.4%
Investment of Cash Collateral from Securities Loaned — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.662% (e)	1,439,157	1,439,157
	Principal Amount
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/26, 2.000%, due 4/01/26 (f)	$1,712,420	1,712,420
TOTAL SHORT-TERM INVESTMENTS (Cost $3,151,577)		3,151,577

MML VIP Wellington Small Cap Growth Equity Fund (see Note 1) — Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 101.8% (Cost $111,646,565) (g)	$135,081,633
Other Assets/(Liabilities) — (1.8)%	(2,358,587)
NET ASSETS — 100.0%	$132,723,046

Abbreviation Legend
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2026, was $33,999,835 or 25.62% of net assets. The Fund received $31,246,160 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2026, these securities amounted to a value of $4,591 or 0.00% of net assets.
(d)	Investment is valued using significant unobservable inputs.
(e)	Represents investment of security lending cash collateral and 7-day effective yield as of March 31, 2026. (Note 2).
(f)	Maturity value of $1,712,515. Collateralized by U.S. Government Agency obligations with a rate of 3.375%, maturity date of 2/29/28, and an aggregate market value, including accrued interest, of $1,747,015.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Sustainable Equity Fund (“Sustainable Equity Fund”)

MML VIP Aggressive Allocation Fund (formerly known as MML Aggressive Allocation Fund) (“Aggressive Allocation Fund”)

MML VIP American Century Mid Cap Value Fund* (formerly known as MML Mid Cap Value Fund) (“Mid Cap Value Fund”)

MML VIP American Century Small Company Value Fund* (formerly known as MML Small Company Value Fund) (“Small Company Value Fund”)

MML VIP American Funds 65/35 Allocation Fund (formerly known as MML American Funds Core Allocation Fund) (“65/35 Allocation Fund”)

MML VIP American Funds Growth Fund (formerly known as MML American Funds Growth Fund) (“Growth Fund”)

MML VIP Balanced Allocation Fund (formerly known as MML Balanced Allocation Fund) (“Balanced Allocation Fund”)

MML VIP BlackRock® Equity Index Fund** (formerly known as MML Equity Index Fund) (“Equity Index Fund”)

MML VIP Conservative Allocation Fund (formerly known as MML Conservative Allocation Fund) (“Conservative Allocation Fund”)

MML VIP Fidelity Institutional AM® Core Plus Bond Fund*** (formerly known as MML Total Return Bond Fund) (“Core Plus Bond Fund”)

MML VIP Growth Allocation Fund (formerly known as MML Growth Allocation Fund) (“Growth Allocation Fund”)

MML VIP Invesco Global Fund (formerly known as MML Global Fund) (“Global Fund”)

MML VIP Invesco Main Street Equity Fund (formerly known as MML Fundamental Equity Fund) (“Main Street Equity Fund”)

MML VIP JPMorgan U.S. Research Enhanced Equity Fund (formerly known as MML Managed Volatility Fund) (“U.S. Research Enhanced Equity Fund”)

MML VIP Loomis Sayles Large Cap Growth Fund (formerly known as MML Large Cap Growth Fund) (“Large Cap Growth Fund”)

MML VIP MFS® International Equity Fund (formerly known as MML International Equity Fund) (“International Equity Fund”)

MML VIP Moderate Allocation Fund (formerly known as MML Moderate Allocation Fund) (“Moderate Allocation Fund”)

MML VIP T. Rowe Price Blue Chip Growth Fund (formerly known as MML Blue Chip Growth Fund) (“Blue Chip Growth Fund”)

MML VIP T. Rowe Price Equity Income Fund (formerly known as MML Equity Income Fund) (“Equity Income Fund”)

MML VIP T. Rowe Price Mid Cap Growth Fund (formerly known as MML Mid Cap Growth Fund) (“Mid Cap Growth Fund”)

MML VIP Wellington Small Cap Growth Equity Fund (formerly known as MML Small Cap Growth Equity Fund) (“Small Cap Growth Equity Fund”)

*	The “American Century” name is the property of American Century Proprietary Holdings, Inc. and is being used by the Fund with the permission of American Century.

**	iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.

***	Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML VIP Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “MML VIP Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II advised by MML Investment Advisers, LLC (“MML Advisers”) and non-affiliated mutual funds (together, the “MML VIP Underlying Funds”).

The Growth Fund (the “Feeder Fund”) invests all of its assets in Class 1 shares of the American Funds Insurance Series - Growth Fund, a series of the American Funds Insurance Series (the “Master Fund”). The Master Fund is an open-end investment company and organized as a Massachusetts business trust. The Feeder Fund has an investment objective that is consistent with the Master Fund. The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Fund is directly affected by the performance of the Master Fund. The 65/35 Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Effective January 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A senior management team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer acts as each Fund’s CODM.

Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or the Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the MML VIP Allocation Funds, Feeder Fund, and 65/35 Allocation Fund is based upon the net asset value(s) of the Master Fund or Underlying Funds, as applicable. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and the Master Fund, as applicable, explain the valuation methods for the Underlying Funds and the Master Fund, including the circumstances under which the Underlying Funds or the Master Fund, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at https://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or the Master Fund may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The MML VIP Allocation Funds, Feeder Fund, and 65/35 Allocation Fund characterized all investments at Level 1, as of March 31, 2026. The Focused Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2026. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2026, for the remaining Funds’ investments:

Foreign Fund
Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$7,652,857	$—	$7,652,857
Belgium	—	3,550,230	—	3,550,230
Canada	2,061,284	—	—	2,061,284
China	—	1,923,428	—	1,923,428
Denmark	—	1,025,293	—	1,025,293
France	—	19,341,713	—	19,341,713
Germany	—	17,259,864	—	17,259,864
Hong Kong	—	1,419,474	—	1,419,474
Ireland	2,112,572	2,796,184	—	4,908,756
Israel	1,457,070	—	—	1,457,070
Italy	—	940,571	—	940,571
Japan	—	32,605,491	—	32,605,491
Luxembourg	—	1,864,202	—	1,864,202
Netherlands	—	7,333,499	—	7,333,499
Norway	—	5,151,688	—	5,151,688
Republic of Korea	—	3,729,357	—	3,729,357
Singapore	—	2,557,583	—	2,557,583
Spain	—	769,479	—	769,479
Sweden	—	3,672,268	—	3,672,268
Switzerland	—	2,961,287	—	2,961,287
United Kingdom	—	19,453,363	—	19,453,363
United States	2,417,340	16,715,023	—	19,132,363
Preferred Stock*
Germany	—	1,060,291	—	1,060,291
Short-Term Investments	2,504,753	638,468	—	3,143,221
Total Investments	$10,553,019	$154,421,613	$—	$164,974,632

Notes to Portfolio of Investments (Unaudited) (Continued)

Income & Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$128,855,228	$—	$—	$128,855,228
Short-Term Investments	1,176,290	466,868	—	1,643,158
Total Investments	$130,031,518	$466,868	$—	$130,498,386

Notes to Portfolio of Investments (Unaudited) (Continued)

Small/Mid Cap Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$118,354,346	$—	$—	$118,354,346
Short-Term Investments	91,350	734,022	—	825,372
Total Investments	$118,445,696	$734,022	$—	$119,179,718

Notes to Portfolio of Investments (Unaudited) (Continued)

Sustainable Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$123,190,829	$513,571	*	$—	$123,704,400
Exchange-Traded Funds	384,741	—		—	384,741
Short-Term Investments	—	290,684		—	290,684
Total Investments	$123,575,570	$804,255		$—	$124,379,825
Asset Derivatives
Forward Contracts	$—	$2,725		$—	$2,725

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$207,679,956	$17,306,734	*	$—	$224,986,690
Preferred Stock	—	986,608	*	—	986,608
Short-Term Investments	—	4,438,495		—	4,438,495
Total Investments	$207,679,956	$22,731,837		$—	$230,411,793
Asset Derivatives
Forward Contracts	$—	$127,480		$—	$127,480
Liability Derivatives
Forward Contracts	$—	$(4,895)		$—	$(4,895)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$51,891,132	$309,207	*	$—	$52,200,339
Short-Term Investments	1,102,475	677,220		—	1,779,695
Total Investments	$52,993,607	$986,427		$—	$53,980,034
Asset Derivatives
Forward Contracts	$—	$5,345		$—	$5,345
Liability Derivatives
Forward Contracts	$—	$(158)		$—	$(158)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$635,857,138	$—	$—	$635,857,138
Short-Term Investments	—	6,583,956	—	6,583,956
Total Investments	$635,857,138	$6,583,956	$—	$642,441,094
Liability Derivatives
Futures Contracts	$(81,743)	$—	$—	$(81,743)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Plus Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$2,837,412	$3,006	$2,840,418
Corporate Debt	—	108,348,111	521	108,348,632
Non-U.S. Government Agency Obligations	—	44,304,245	—	44,304,245
U.S. Government Agency Obligations and Instrumentalities	—	56,586,021	—	56,586,021
U.S. Treasury Obligations	—	167,506,155	—	167,506,155
Common Stock	34,600	—	—	34,600
Preferred Stock	167,364	—	—	167,364
Short-Term Investments	2,575,268	5,538,381	—	8,113,649
Total Investments	$2,777,232	$385,120,325	$3,527	$387,901,084

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Brazil	$2,555,492	$—	$—	$2,555,492
Canada	11,086,107	—	—	11,086,107
China	4,078,975	4,558,123	—	8,637,098
Czech Republic	—	1,387,652	—	1,387,652
France	—	20,478,043	—	20,478,043
Germany	—	9,231,604	—	9,231,604
India	7,242,363	—	—	7,242,363
Italy	—	5,236,587	—	5,236,587
Japan	—	10,614,415	—	10,614,415
Netherlands	—	10,599,121	—	10,599,121
Republic of Korea	—	1,199,827	—	1,199,827
Spain	—	1,903,293	—	1,903,293
Sweden	—	6,229,107	—	6,229,107
Switzerland	—	10,869,640	—	10,869,640
Taiwan	—	30,386,361	—	30,386,361
United States	326,146,560	—	—	326,146,560
Short-Term Investments	452,250	6,698,412	—	7,150,662
Total Investments	$351,561,747	$119,392,185	$—	$470,953,932

Notes to Portfolio of Investments (Unaudited) (Continued)

Main Street Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$318,195,505	$5,347,958	*	$—	$323,543,463
Short-Term Investments	—	6,888,438		—	6,888,438
Total Investments	$318,195,505	$12,236,396		$—	$330,431,901

Notes to Portfolio of Investments (Unaudited) (Continued)

U.S. Research Enhanced Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$85,593,045	$—	$—		$85,593,045
Corporate Debt	—	—	—	+	—
Purchased Options	827,617	—	—		827,617
Rights	—	—	—	+	—
Short-Term Investments	—	1,008,562	—		1,008,562
Total Investments	$86,420,662	$1,008,562	$—		$87,429,224
Liability Derivatives
Written Options	$(588,328)	$—	$—		$(588,328)

Notes to Portfolio of Investments (Unaudited) (Continued)

Large Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$176,998,283	$1,879,287	$—	$178,877,570
Short-Term Investments	—	3,194,246	—	3,194,246
Total Investments	$176,998,283	$5,073,533	$—	$182,071,816

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$2,160,107	$—	$2,160,107
Canada	4,507,416	—	—	4,507,416
China	—	5,192,701	—	5,192,701
Denmark	—	3,585,782	—	3,585,782
Finland	—	3,017,013	—	3,017,013
France	—	35,629,787	—	35,629,787
Germany	—	14,531,718	—	14,531,718
Hong Kong	—	5,517,589	—	5,517,589
India	693,281	—	—	693,281
Ireland	—	5,063,276	—	5,063,276
Israel	2,477,019	—	—	2,477,019
Italy	3,257,203	7,859,113	—	11,116,316
Japan	—	44,496,476	—	44,496,476
Netherlands	—	4,067,834	—	4,067,834
Portugal	—	843,901	—	843,901
Singapore	—	2,779,750	—	2,779,750
Spain	—	2,497,611	—	2,497,611
Switzerland	—	12,093,604	—	12,093,604
Taiwan	—	7,667,059	—	7,667,059
United Kingdom	—	24,246,365	—	24,246,365
United States	—	27,467,168	—	27,467,168
Short-Term Investments	—	852,328	—	852,328
Total Investments	$10,934,919	$209,569,182	$—	$220,504,101

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$404,362,314	$524,619	*	$—	$404,886,933
Corporate Debt	—	925,064		—	925,064
Short-Term Investments	118	1,967,698		—	1,967,816
Total Investments	$404,362,432	$3,417,381		$—	$407,779,813

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$410,423,163	$26,985,139	*	$—	$437,408,302
Preferred Stock	3,333,009	—		—	3,333,009
Short-Term Investments	112	3,142,554		—	3,142,666
Total Investments	$413,756,284	$30,127,693		$—	$443,883,977

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$342,256,138	$—	$—	$342,256,138
Short-Term Investments	1,703,701	10,009,464	—	11,713,165
Total Investments	$343,959,839	$10,009,464	$—	$353,969,303

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$130,341,985	$—	$—	$130,341,985
Rights	—	—	4,591	4,591
Exchange-Traded Funds	1,583,480	—	—	1,583,480
Short-Term Investments	1,439,157	1,712,420	—	3,151,577
Total Investments	$133,364,622	$1,712,420	$4,591	$135,081,633

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

+	Represents a security at $0 value as of March 31, 2026.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Form N-CSR and Prospectus(es) and SAI(s) which can be found on the SEC’s EDGAR database on its website at https://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MML VIP Allocation Funds, Feeder Fund, and 65/35 Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2026, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Securities

Each of the Foreign Fund and International Equity Fund invests substantially all of its assets in foreign securities. The other Funds except for the MML VIP Allocation Funds, Feeder Fund, and 65/35 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying Funds or the Master Fund may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Market Risk

The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

It is each Fund’s intent to continue to comply with the provisions of the Code applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

At March 31, 2026, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Focused Equity Fund	$183,654,108	$27,908,750	$(8,390,574)	$19,518,176
Foreign Fund	128,236,027	46,271,393	(9,532,788)	36,738,605
Income & Growth Fund	106,978,758	30,339,773	(6,820,145)	23,519,628
Small/Mid Cap Value Fund	112,188,688	16,290,414	(9,299,384)	6,991,030
Sustainable Equity Fund	88,667,441	39,692,288	(3,979,904)	35,712,384
Aggressive Allocation Fund	108,123,184	6,009,527	(2,638,737)	3,370,790
Mid Cap Value Fund	220,910,257	22,486,127	(12,984,591)	9,501,536
Small Company Value Fund	56,880,240	5,893,422	(8,793,628)	(2,900,206)
65/35 Allocation Fund	516,818,947	18,213,629	(21,354,049)	(3,140,420)
Growth Fund	251,986,013	70,188,559	—	70,188,559
Balanced Allocation Fund	258,040,180	8,197,607	(8,895,639)	(698,032)
Equity Index Fund	266,948,001	390,035,427	(14,542,334)	375,493,093
Conservative Allocation Fund	190,984,807	6,673,888	(3,485,335)	3,188,553
Core Plus Bond Fund	393,514,575	735,804	(6,349,295)	(5,613,491)
Growth Allocation Fund	826,530,030	33,940,849	(25,596,143)	8,344,706
Global Fund	451,868,608	57,273,991	(38,188,667)	19,085,324
Main Street Equity Fund	318,692,247	26,175,366	(14,435,712)	11,739,654
U.S. Research Enhanced Equity Fund	46,268,051	43,795,038	(2,633,865)	41,161,173
Large Cap Growth Fund	113,866,745	76,581,217	(8,376,146)	68,205,071
International Equity Fund	200,588,104	34,526,504	(14,610,507)	19,915,997
Moderate Allocation Fund	824,038,452	34,669,946	(21,204,216)	13,465,730
Blue Chip Growth Fund	258,634,164	160,950,054	(11,804,405)	149,145,649
Equity Income Fund	374,012,831	88,988,191	(19,117,045)	69,871,146
Mid Cap Growth Fund	324,622,984	53,155,731	(23,809,412)	29,346,319
Small Cap Growth Equity Fund	111,646,565	31,363,807	(7,928,739)	23,435,068